SEMI-ANNUAL REPORT

                                 To Shareholders
                                  June 30, 1999


                                 (Pillar LOGO)
                               [GRAPHIC OMITTED]

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                                TABLE OF CONTENTS

          Letter to Shareholders ..............................  1
          Statement of NetAssets ..............................  4
          Statement of Operations ............................. 39
          Statements of Changes in Net Assets ................. 42
          Financial Highlights ................................ 48
          Notes to Financial Statements ....................... 54


  NOT
  FDIC
INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

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                                                       JUNE 30, 1999 (UNAUDITED)


Letter to Shareholders


INDUSTRIAL STOCKS OUTPERFORMED THE S&P 500
During the second quarter of the year, the Dow Jones Industrial Average rose more than 12% -- nearly double the performance of the S&P 500. This trend in out performance by "industrial America" stocks was established late in the first quarter and continued into the early part of the second quarter when optimism about renewed global growth was at a high. In June, growth-oriented averages, including the S&P 500, were again the focus and interest in small and mid-cap stocks also increased.

INTEREST RATE INCREASE BY THE FEDERAL RESERVE
In contrast, the bond market viewed the increased economic optimism skeptically in the belief that the Federal Reserve's reaction would be to raise interest rates. An increase of 1/4 of one percent was made at quarter end. However, the action was almost anti-climactic, since the general level of Treasury rates had already risen more than 0.6% during the quarter. More importantly, the Fed's late-quarter policy change to a "neutral bias" toward further interest rate increases quieted fears of further tightening.

CONSUMER CONFIDENCE HIGH
U.S. consumer behavior has been driving both the domestic and worldwide economies and will probably continue to help determine the global economic growth pattern in the months ahead. Conditions for spending have been ideal. Rising levels of consumer demand have resulted in employment and wage gains producing solid advances in incomes and very high consumer confidence levels. The substantial rise in our stock market over the last several years has also contributed to the consumer's willingness to spend.

THE INFLUENCE OF ONE-TIME EVENTS
In recent quarters, a number of one-time events have further stimulated demand. These events include:

o the sharp decline in petroleum product prices during the second half of 1998 which functioned like a tax decrease for consumers;
o a large increase in tax refunds in the first part of 1999; and
o the gains in income associated with the the high level of home refinancing during this period.

Looking ahead, we expect a more moderate rate of growth from consumer spending largely because these one-time events will no longer be at work. The recent rise in interest rates should also temper the current strong demand for housing. However, we still believe that we will continue to see positive economic conditions which should result in a continued healthy period of demand, production, employment, and incomes generating solid gains in consumption.

THE INCREASED PRODUCTIVITY OF THE AMERICAN WORKER
These high levels of consumption have caused the Federal Reserve to be concerned about potential inflation sparked by labor shortages. But, the productivity of American workers has risen sharply in recent years so labor shortages should not be a worry. Increased productivity has been due to the growing role of technological innovation and high levels of capital spending per employee caused by intense global market competition. Growth continues at levels higher than previously believed to be sustainable with virtually no inflationary effect.

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INFLATION SHOULD NOT BE A CONCERN
Since it appears that higher productivity is offsetting any concerns that increased consumer demand will result in a greater demand for labor leading to increased prices, inflation should not be a concern. Please keep in mind that inflation is purely a monetary phenomenon. It is based on the relationship between the amount of money present in an economy and the goods and services available to be consumed. Although it sounds easy, it is difficult to manage this relationship. This is particularly true today when the dollar is the reserve currency for the world and changes in our U.S. monetary policy affect global production.

Keeping an eye on prices that affect goods used early in the production cycle can provide some clues about whether money growth is keeping pace with our ability to produce. Evidence here also suggests there is little to be concerned about on the inflation front. The Commodities Research Bureau Bridge Index, a broad measure of commodity prices, just recently hit a new low despite the surge in oil prices over the last few months. And gold, which remains a valid indicator of future inflation expectations, has fallen to a 20-year low. Consequently, the combination of productivity gains and few signs of excessive money creation convince us that there's no meaningful rise in inflation on the horizon.

GROWING CORPORATE PROFITS
After more than a year of reported declines, corporate profits have begun to grow again. But it remains an environment where only sound strategies accompanied by superb execution can hope to generate above average gains in earnings. Both corporate and consumer buyers continue to grow in knowledge and sophistication, heightening competition in the marketplace. Slow growth overseas has also helped to create competitive conditions as capacity created to supply those markets now must look for other sources of demand. Under these conditions, we believe there will be high single-figure gains in profits in 1999 followed by middle single-figure increases in following years.

PILLAR VIEW REGARDING INTEREST RATES
We believe the rise in interest rates so far this year -- about one full percentage point -- has been unusual since a rise in inflatioN seems unlikely. The current rates reflect, in our opinion, a much more pessimistic outlook than is warranted. The U.S. has the highest real growth in the industrialized world accompanied by enviable government surpluses. And yet, our interest rates are the highest of any major country. Our short rates, which have historically been on par with current inflation, now generate very positive returns. It may take time to demonstrate that the current rate environment is not accurately reflecting the outlook for inflation, but we believe today's rates are highly attractive from a longer-term perspective and plan to lengthen the average lives of our bond portfolios as a result.

PILLAR EQUITY PERSPECTIVE
In terms of equity strategy, we are closely watching to see whether cyclical or growth stocks will be the more consistent performance leaders. The outcome will be largely determined by relative earnings gains. Over a longer span of time, such as five years, the probability that companies with the best earnings gains will also have the best stock market performance is extremely high. Although this is still true over the shorter term, the probability of out performance is not as compelling. Cyclically sensitive companies tend to have their best relative performance in the stock market in the early stages of an economic recovery. This is generally a time when their earnings are usually growing from a depressed base and are growing more rapidly.


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2

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                                                       JUNE 30, 1999 (UNAUDITED)
A FOCUS ON EARNINGS GROWTH WINNERS
While the current environment may have some of these recovery characteristics, we do not believe that operating leverage will be powerful and sustainable enough to create relative earnings gains for cyclical stocks that will overshadow growth stocks. So, in the various equity styles that we pursue, we are continuing our strategies that focus on companies that we believe will be the winners in earnings growth.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the portfolio(s). Please consult an investment professional for advice concerning your particular circumstances.

Sincerely,


/S/ SIGNATURE OMITTED                             /S/ SIGNATURE OMITTED


Mark Nagle                                  Hilton M. Jervey, CFA
President and CEO                           Senior Vice President
The Pillar Funds                            Chief Investment Officer
                                            Summit Bank

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                                                                               3

--------------------------------------------------------------------------------
Statement of Net Assets
U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--39.3%
   U.S. Treasury Bills (A)
     4.790%, 08/12/99                $  59,000      $   58,692
     4.475%, 08/19/99                   32,000          31,805
   U.S. Treasury Notes
     5.875%, 07/31/99                  142,000         142,140
     6.875%, 07/31/99                   48,000          48,087
     5.875%, 08/31/99                   30,000          30,057
     5.750%, 09/30/99                   50,000          50,143
     5.625%, 10/31/99                   48,000          48,150
                                                    ----------
Total U.S. Treasury Obligations
   (Cost $409,074)                                     409,074
                                                    ----------

REPURCHASE AGREEMENTS--60.4%
   Barclays
     4.75%, dated 06/30/99, matures
     07/01/99, repurchase price
     $206,417,744 (collateralized by
     U.S. Treasury STRIPS and Note,
     total market value
     $210,518,921) (B)                 206,391         206,391
   J.P. Morgan
     4.75%, dated 06/30/99, matures
     07/01/99, repurchase price
     $33,347,577 (collateralized by
     U.S. Treasury Notes, total
     market value $34,010,138) (B)      33,343          33,343
   Lehman Brothers 4.75%, dated
     06/30/99, matures 07/01/99,
     repurchase price $47,123,167
     (collateralized by U.S.
     Treasury Notes, total market
     value $48,064,254.32) (B)          47,117          47,117
   Merrill Lynch 4.75%, dated
     06/30/99, matures 07/01/99,
     repurchase price $34,536,713
     (collateralized by U.S.
     Treasury Note and Bond, total
     market value
     $35,225,722) (B)                   34,532          34,532
   Morgan
     4.75%, dated 06/30/99,
     matures 07/01/99, repurchase price
     $47,345,493 (collateralized by
     U.S. Treasury Note and Bond,
     total market value
     $48,599,339) (B)                   47,339          47,339

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   Prudential
     4.75%, dated 06/30/99,
     matures 07/01/99, repurchase price
     $47,471,924 (collateralized by
     U.S. Treasury Securities, total
     market value $48,415,430) (B)    $ 47,466      $   47,466
   Warburg
     4.75%, dated 06/30/99, matures
     07/01/99, repurchase price
     $211,538,517 (collateralized by
     U.S. Treasury Bond, total market
     value $215,745,797) (B)           211,511         211,511
                                                    ----------
Total Repurchase Agreements
   (Cost $627,699)                                     627,699
                                                    ----------
Total Investments--99.7%
   (Cost $1,036,773)                                 1,036,773
                                                    ----------
OTHER ASSETS AND LIABILITIES, NET--0.3%                  3,118
                                                    ----------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization --
     no par value) based on 941,065,033
     outstanding shares of beneficial
     interest                                          941,065
   Portfolio Shares of Class A
     (unlimited authorization -- no
     par value) based on 98,573,295
     outstanding shares of beneficial
     interest                                           98,573
   Undistributed net investment income                     239
   Accumulated net realized gain on investments             14
                                                    ----------
Total Net Assets--100.0%                            $1,039,891
                                                    ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                            $1.00
                                                    ==========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE. (B) TRI-PARTY REPURCHASE AGREEMENT.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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4
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                                                       JUNE 30, 1999 (UNAUDITED)

PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
COMMERCIAL PAPER--82.1%
BANKS--15.5%
   Abbey National Bank
     4.810%, 07/15/99                $   5,000      $    4,991
     4.740%, 08/02/99                   10,000           9,958
     4.800%, 08/09/99                   12,585          12,520
   ABN Amro
     4.790%, 10/19/99                   15,000          14,780
   Bank of Nova Scotia
     4.800%, 08/10/99                   15,000          14,920
     4.920%, 08/11/99                    6,000           5,966
   BankAmerica
     4.840%, 07/14/99                    5,000           4,991
     4.940%, 02/01/00                    8,500           8,249
   Banker's Trust
     5.000%, 12/15/99                    5,000           4,884
   Barclays Bank PLC
     4.840%, 07/08/99                   10,000           9,991
   Citigroup
     4.850%, 07/12/99                   15,000          14,978
   Deutsche Bank
     4.820%, 08/09/99                   10,000           9,948
   Rabobank
     4.790%, 11/08/99                    5,000           4,914
   Societe Generale
     4.840%, 07/08/99                    5,000           4,995
   Toronto Dominion
     4.800%, 07/06/99                    3,900           3,897
   Wells Fargo
     4.810%, 07/15/99                   10,000           9,981
                                                    ----------
                                                       139,963
                                                    ----------
FINANCIAL SERVICES--47.3%
   American Express
     4.790%, 07/08/99                   10,000           9,991
     4.790%, 07/19/99                    5,000           4,988
     4.790%, 08/25/99                    5,000           4,963
     4.800%, 09/07/99                    5,000           4,955
     4.780%, 09/13/99                   10,000           9,902
   American General
     4.800%, 07/09/99                   10,000           9,989
     4.800%, 07/12/99                   10,000           9,985
     4.790%, 07/13/99                   10,000           9,984
   Associates First Capital
     4.810%, 07/02/99                   15,000          14,998
   Cargill Financial
     5.700%, 07/01/99                   20,000          20,000
     4.770%, 07/06/99                    5,000           4,997
     5.080%, 02/10/00                   10,000           9,684


PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   Centric Capital
     4.810%, 07/15/99                  $15,000      $   14,972
     4.850%, 07/16/99                    8,000           7,984
     4.810%, 07/19/99                    6,000           5,986
   Ciesco
     4.800%, 07/16/99                   10,000           9,980
   Ford Motor Credit
     4.990%, 07/06/99                    5,000           4,997
     5.260%, 07/07/99                   10,000           9,991
     4.810%, 07/09/99                    5,000           4,995
     4.840%, 07/09/99                    5,000           4,995
     4.790%, 07/13/99                    5,000           4,992
     4.780%, 07/26/99                    5,000           4,983
     4.790%, 07/26/99                    5,000           4,983
   General Electric
     4.990%, 07/06/99                   10,000           9,993
     5.250%, 07/07/99                    5,000           4,996
     4.810%, 07/08/99                   10,000           9,991
     4.830%, 08/16/99                    5,000           4,969
     4.790%, 08/24/99                    7,000           6,950
   GMAC
     4.800%, 07/08/99                    1,910           1,908
     4.800%, 07/14/99                    5,000           4,991
   Goldman Sachs
     4.830%, 07/01/99                   10,000          10,000
     4.850%, 07/29/99                   10,000           9,962
     4.780%, 08/27/99                    5,000           4,962
     4.820%, 10/01/99                    5,000           4,938
     4.800%, 10/14/99                    5,000           4,930
     4.820%, 10/22/99                    1,250           1,231
   GTE Funding
     4.930%, 07/07/99                   20,000          19,984
     5.000%, 07/16/99                   10,000           9,979
   International Lease
     4.720%, 07/12/99                    7,000           6,990
     4.800%, 07/13/99                    5,000           4,992
     4.790%, 07/14/99                   10,000           9,983
     4.900%, 08/05/99                    2,000           1,991
     4.780%, 08/06/99                   10,000           9,952
   J.P. Morgan
     4.800%, 09/15/99                   15,000          14,848
     4.800%, 10/15/99                    5,000           4,929
   Merrill Lynch
     4.840%, 07/07/99                    5,600           5,596
     4.780%, 07/16/99                    5,000           4,990
     4.810%, 07/16/99                    5,000           4,990
     4.780%, 07/19/99                    5,000           4,988
     4.810%, 07/30/99                   10,000           9,961
     5.050%, 02/01/00                    5,000           4,849
   Paccar Financial
     4.770%, 07/22/99                    5,475           5,460
     4.780%, 08/12/99                    7,000           6,961
     4.920%, 09/02/99                    2,000           1,983

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



Statement of Net Assets

PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   TransAmerica
     4.890%, 07/08/99                 $  6,000      $    5,994
     4.800%, 10/08/99                    3,000           2,960
   USAA Capital
     4.790%, 07/23/99                    5,000           4,985
     4.840%, 07/28/99                    7,250           7,224
                                                    ----------
                                                       427,704
                                                    ----------
INDUSTRIAL--12.5%
   American Home Products
     4.820%, 07/13/99                    3,000           2,995
     4.790%, 07/20/99                    5,900           5,885
     4.780%, 08/06/99                    5,000           4,976
     4.800%, 08/06/99                    5,000           4,976
     4.790%, 08/19/99                    7,000           6,954
   Amgen
     4.860%, 07/14/99                    5,000           4,991
     4.970%, 07/14/99                   11,000          10,980
     4.810%, 07/16/99                   10,000           9,980
   Colonial Pipeline
     4.820%, 07/07/99                    3,300           3,297
     4.850%, 07/07/99                    3,000           2,998
     4.790%, 07/09/99                    6,700           6,693
     4.800%, 09/09/99                    8,000           7,925
   Hasbro
     4.800%, 08/03/99                   10,000           9,956
     4.790%, 08/09/99                    5,000           4,974
     4.800%, 08/10/99                   10,000           9,947
     4.930%, 09/07/99                    4,750           4,706
     5.050%, 09/07/99                      989             980
   McGraw Hill
     4.780%, 07/19/99                   10,000           9,976
                                                    ----------
                                                       113,189
                                                    ----------
UTILITIES--6.8%
   AT&T
     5.040%, 07/01/99                   20,000          20,000
     4.820%, 07/02/99                    8,000           7,999
   National Rural Utilities
     Cooperative
     5.220%, 07/07/99                    2,500           2,498
     4.780%, 07/12/99                    6,065           6,056
     4.790%, 07/15/99                   10,000           9,981
     4.840%, 07/16/99                   10,000           9,980
     4.900%, 08/26/99                    5,195           5,155
                                                    ----------
                                                        61,669
                                                    ----------
Total Commercial Paper
   (Cost $742,525)                                     742,525
                                                    ----------

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--5.3%
   Federal Farm Credit Bank
     4.750%, 07/01/99                 $  5,000      $    5,000
     4.875%, 09/01/99                    5,000           5,000
     4.830%, 10/01/99                    2,000           2,000
     4.770%, 11/01/99                    5,000           5,000
   Federal Home Loan Bank
     5.150%, 03/17/00                    5,000           5,000
     5.220%, 03/17/00                    5,000           5,000
     5.150%, 05/10/00                    6,000           6,000
     5.170%, 05/24/00                    5,000           5,000
     5.200%, 05/26/00                    5,000           5,000
     5.520%, 06/22/00                    5,000           5,000
                                                    ----------
Total U.S. Government Agency
   Obligations
   (Cost $48,000)                                       48,000
                                                    ----------

CERTIFICATE OF DEPOSIT--1.1%
   Toronto Dominion
     5.060%, 04/17/00                   10,000           9,994
                                                    ----------
Total Certificate of Deposit
   (Cost $9,994)                                         9,994
                                                    ----------

CORPORATE OBLIGATIONS--1.0%
   Associates Corporation
     of North America
     6.000%, 03/15/00                    1,000           1,006
   Bell Atlantic Financial Services (MTN)
     6.710%, 02/03/00                    2,000           2,018
   General Electric Capital (MTN)
     5.430%, 01/17/00                    2,000           2,004
   GMAC (MTN)
     6.875%, 06/01/00                    4,500           4,557
                                                    ----------
Total Corporate Obligations
   (Cost $9,585)                                         9,585
                                                    ----------

REPURCHASE AGREEMENTS--10.7%
   Barclays
     4.71%, dated 06/30/99, matures
     07/01/99, repurchase price $1,676,285
     (collateralized by U.S. Treasury
     Note, total market value
     $1,709,983) (A)                     1,676           1,676

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                                                       JUNE 30, 1999 (UNAUDITED)

PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   J.P. Morgan
     4.71%, dated 06/30/99, matures
     07/01/99, repurchase price
     $65,323,292 (collateralized by
     U.S. Treasury Note and Bond,
     total market value
     $66,621,592) (A)                  $65,315      $   65,315
   Merrill Lynch 4.71%, dated
     06/30/99, matures 07/01/99,
     repurchase price $18,574,248
     (collateralized by U.S.
     Treasury Notes, total market
     value $18,945,616) (A)             18,572          18,572
   Morgan
     4.71%, dated 06/30/99, matures
     07/01/99, repurchase price
     $1,839,341 (collateralized by
     U.S. Treasury Note, total market
     value $1,886,343) (A)               1,839           1,839
   Prudential
     4.71%, dated 06/30/99, matures
     07/01/99, repurchase price
     $9,244,594 (collateralized by
     U.S. Treasury STRIPS and Bond,
     total market value $9,428,275) (A)  9,243           9,243
                                                    ----------
Total Repurchase Agreements
   (Cost $96,645)                                       96,645
                                                    ----------
Total Investments--100.2%
   (Cost $906,749)                                     906,749
                                                    ----------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)               (2,222)
                                                    ----------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no
     par value) based on 762,916,809
     outstanding shares of beneficial
     interest                                          762,917
   Portfolio Shares of Class A
     (unlimited authorization -- no
     par value) based on 3,542,543
     outstanding shares of beneficial
     interest                                            3,542
   Portfolio Shares of Class B
     (unlimited authorization -- no
     par value) based on 352,121
     outstanding shares of beneficial
     interest                                              352
   Portfolio Shares of Class S
     (unlimited authorization -- no
     par value) based on 137,746,534
     outstanding shares of beneficial
     interest                                          137,747
   Accumulated net realized loss
     on investments                                        (31)
                                                    ----------
Total Net Assets--100.0%                            $  904,527
                                                    ==========

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                            $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                        $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class S                            $1.00
                                                    ==========
(1) CLASS B HAS A DEFERRED SALES CHARGE.
(A) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------
MUNICIPAL BONDS--87.8%
ALABAMA--0.8%
   State, Water Pollution Control
     Authority (RB) (AMBAC)
     6.150%, 08/15/99                   $1,315      $    1,320
                                                    ----------
ARIZONA--1.1%
   Avondale, Industrial
     Development
     (RB) (A) (B) (C)
     3.400%, 07/07/99                    1,700           1,700
                                                    ----------
FLORIDA--2.1%
   Jacksonville, Electric
     Authority (TECP)
     3.400%, 08/06/99                    3,000           3,000
   Saint Petersburg, Callable
     07/26/99 @ 101 (GO)
     5.800%, 10/01/99                      250             251
                                                    ----------
                                                         3,251
                                                    ----------
GEORGIA--4.2%
   Marietta, Housing Authority,
     Bells Ferry (RB) (A) (C)
     3.200%, 07/15/99                    1,905           1,905
   State, Municipal Utility
     Authority (TECP)
     3.300%, 09/08/99                    4,600           4,600
                                                    ----------
                                                         6,505
                                                    ----------
HAWAII--0.4%
   State (GO)
     4.250%, 07/01/99                      600             600
                                                    ----------
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                                                                               7

Statement of Net Assets

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
ILLINOIS--6.3%
   Cook County, Pre-refunded
     11/01/99 @ 102 (GO) (MBIA)
     7.375%, 11/01/99                   $3,000      $    3,102
   Cook County, Series A
     (GO) (MBIA)
     4.375%, 11/15/99                    1,800           1,809
   Cook County, Series B (GO)
     4.375%, 11/15/99                    1,000           1,005
   Harvey (GO)
     4.000%, 12/15/99                    2,000           1,999
   State, Development Finance
     Authority, Illinois Power Project,
     Series B (RB) (A) (B) (C)
     3.300%, 07/07/99                    2,000           2,000
                                                    ----------
                                                         9,915
                                                    ----------
INDIANA--4.0%
   Kokomo Center Township (RB)
     3.500%, 12/31/99                    3,698           3,703
   Saint Joseph County Welfare
     Funding (GO)
     3.750%, 12/30/99                    2,555           2,562
                                                    ----------
                                                         6,265
                                                    ----------
LOUISIANA--7.2%
   Jefferson Parish, Industrial
     Development Board,
     George J. Ackel Sr.
     Project (RB) (A) (B) (C)
     3.550%, 07/01/99                    2,000           2,000
   New Orleans, Aviation Board,
     Series A (RB) (MBIA) (A) (B) (C)
     3.600%, 07/07/99                    2,000           2,000
   New Orleans, Aviation Board,
     Series B (RB) (MBIA) (A) (B) (C)
     3.600%, 07/07/99                    2,900           2,900
   New Orleans, Aviation Board,
     Series C (GO) (MBIA) (A) (B) (C)
     3.600%, 07/07/99                    1,400           1,400
   State, Gas & Fuel Tax, Series A (RB)
     7.200%, 11/15/99                    1,000           1,015
   State, Public Facilities Authority,
     Willis-Knighton Medical Center
     (RB) (AMBAC) (A) (B) (C)
     3.550%, 07/07/99                    2,000           2,000
                                                    ----------
                                                        11,315
                                                    ----------
MAINE--0.5%
   Scarborough (GO) (FSA)
     5.250%, 11/01/99                      763             768
                                                    ----------

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
MINNESOTA--2.2%
   Bird Island (GO)
     3.600%, 09/10/99                   $1,000      $    1,001
   New Brighton, Industrial
     Development Authority, Unicare
     Nursing Homes Project (A) (B) (C)
     3.500%, 07/01/99                    1,400           1,400
   State (GO)
     6.600%, 08/01/99                    1,000           1,003
                                                    ----------
                                                         3,404
                                                    ----------
MISSOURI--2.7%
   Kansas City, Municipal Assistance,
     Series C (RB) (AMBAC)
     5.875%, 04/15/00                    1,000           1,019
   Springfield, Industrial Development
     Authority, Pebblecreek Apartments
     (RB) (A) (B) (C)
     3.500%, 07/01/99                    1,200           1,200
   State, Health & Educational
     Facilities Authority,
     Cox Health Systems (RB) (A)
     3.450%, 07/01/99                    1,000           1,000
   State, Health & Educational
     Facilities Authority,
     The Washington University,
     Series D (RB) (A)
     3.450%, 07/01/99                    1,000           1,000
                                                    ----------
                                                         4,219
                                                    ----------
NEW HAMPSHIRE--1.6%
   Nashua (BAN)
     3.500%, 12/10/99                    2,500           2,502
                                                    ----------
NEW JERSEY--12.5%
   Borough of Pennington (BAN)
     4.500%, 10/01/99                    1,245           1,246
   Borough of Rockleigh (TECP)
     3.680%, 12/10/99                      380             381
   Bridgewater Township (BAN)
     3.600%, 11/04/99                      910             910
   Caldwell (BAN)
     3.680%, 10/01/99                    2,060           2,062
   Camden (TAN)
     4.000%, 07/30/99                    2,500           2,500
   Chatham Borough (BAN)
     3.400%, 02/01/00                      781             781
   Monmouth County (RB) (AMBAC)
     3.150%, 12/01/99                      500             501
   New Brunswick, Housing
     Authority (RB)
     3.100%, 07/01/99                      790             790
--------------------------------------------------------------------------------
8

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   Rumson (BAN)
     4.000%, 04/19/00                  $   886       $     892
     3.375%, 05/12/00                      800             801
   Somerset Raritan Valley,
     Series A (RB) (MBIA)
     3.650%, 07/01/99                      435             435
   South Jersey Transportation
     Authority (BAN) (C)
     2.950%, 11/03/99                    2,500           2,500
   State, Economic Development
     Authority, Peddie School Project
     (RB) (A) (B) (C)
     3.450%, 07/01/99                    1,350           1,350
   State, Education Facilities Authority,
     Pre-refunded 07/01/99 @ 102 (RB)
     6.850%, 07/01/99                    2,000           2,040
   State, Health Care Facilities
     Financing Authority, Elizabeth
     General Medical Center,
     Series C (RB)
     7.100%, 07/01/99                    1,125           1,125
   State, Series E (GO)
     5.000%, 07/15/99                    1,000           1,001
   Summit (BAN)
     3.780%, 07/20/99                      315             315
                                                     ---------
                                                        19,630
                                                     ---------
NEW YORK--18.2%
   New York City, Municipal Water
     Finance Agency (RB) (FGIC) (A)
     3.550%, 07/15/99                    3,800           3,800
   New York City, Sub Series A-6
     (GO) (A) (B) (C)
     3.350%, 07/01/99                    5,230           5,230
   New York City, Sub Series A-10
     (GO) (A) (B) (C)
     4.000%, 07/01/99                    3,000           3,000
   New York City, Sub Series B-2
     (GO) (MGT) (A)
     4.000%, 07/01/99                    1,300           1,300
   New York City, Transitional
     Finance Authority,
     Series A-1 (RB) (A) (B) (C)
     3.500%, 11/01/99                    8,000           8,000
   State, Bridge Authority (RB)
     5.000%, 01/01/00                    1,090           1,098
   State, Energy Research &
     Development Authority,
     Brooklyn Union Gas Project,
     Series A-1 (A) (B) (C)
     3.350%, 07/07/99                    6,000           6,000
                                                     ---------
                                                        28,428
                                                     ---------

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
NORTH CAROLINA--3.3%
   Charlotte-Mecklenberg,
     North Carolina Hospital Authority,
     Health Care Systems, Series B
     (RB) (A) (B) (C)
     3.700%, 07/01/99                   $4,000       $   4,000
   Wake County, Carolina Power &
     Light Company (RB) (A) (B) (C)
     3.300%, 07/07/99                    1,100           1,100
                                                     ---------
                                                         5,100
                                                     ---------
OKLAHOMA--1.9%
   Tulsa, University of Tulsa,
     Series B (RB) (MBIA) (A)
     3.500%, 07/01/99                    3,000           3,000
                                                     ---------
PENNSYLVANIA--4.2%
   Emmaus (RB) (A) (B)
     3.450%, 07/01/99                    2,500           2,500
   Harrisburg, Water Revenue
     Authority (RB) (FGIC) (ETM) (B)
     6.400%, 07/15/99                    1,000           1,001
   Philadelphia, Water & Sewer
     Revenue Authority, 14th Series,
     Pre-refunded 10/01/99 @
     102 (RB) (MBIA) (B)
     6.900%, 10/01/99                    2,000           2,066
   Springfield Township (TRAN)
     3.300%, 12/31/99                    1,000           1,000
                                                     ---------
                                                         6,567
                                                     ---------
RHODE ISLAND--0.7%
   Warwick, Pre-refunded 11/15/99 @
     102 (GO) (FGIC) (B)
     7.050%, 11/15/99                      500             517
     7.100%, 11/15/99                      500             517
                                                     ---------
                                                         1,034
                                                     ---------
SOUTH CAROLINA--0.6%
   York County, Pollution Control
     Revenue (RB) (A)
     3.000%, 09/15/99                      970             970
                                                     ---------
TENNESSEE--2.3%
   Morristown, Industrial Development
     Board, Williamhouse Regency
     (RB) (A) (B)
     3.550%, 07/07/99                    1,600           1,600
   Nashville & Davidson Counties,
     Old Hickory Towers,
     Series A (RB) (A) (B) (C)
     3.600%, 07/01/99                    2,000           2,000
                                                     ---------
                                                         3,600
                                                     ---------

--------------------------------------------------------------------------------

Statement of Net Assets

--------------------------------------------------------------
                                     FACE AMOUNT (000)
DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------
TEXAS--2.6%
   Austin (TECP)
     3.050%, 08/13/99                   $1,000      $    1,000
   Harris County, Series C (RB) (A)
     3.350%, 07/01/99                    2,000           2,000
   State, Water Development
     Board (RB)
     5.300%, 07/15/99                    1,000           1,001
                                                    ----------
                                                         4,001
                                                    ----------
VIRGINIA--2.6%
   Louisa (TECP)
     3.300%, 08/03/99                    4,000           4,000
                                                    ----------
WASHINGTON--2.2%
   Chelan County, Public Utility
     District, Chelan Hydro Project,
     Series A (RB) (MBIA) (A)
     3.450%, 07/01/99                    2,040           2,040
   State, Health Care Facility,
     Fred Hutchinson Cancer
     Center (RB) (A)
     3.600%, 07/01/99                    1,500           1,500
                                                    ----------
                                                         3,540
                                                    ----------
WISCONSIN--2.3%
   Waukesha, Series A (GO)
     6.000%, 10/01/99                    1,590           1,600
   West Bend City,
     School District #1 (TRAN)
     3.400%, 10/04/99                    2,000           2,002
                                                    ----------
                                                         3,602
                                                    ----------
WYOMING--1.3%
   Sweetwater (TECP)
     3.400%, 08/06/99                    2,100           2,100
                                                    ----------
Total Municipal Bonds
   (Cost $137,336)                                     137,336
                                                    ----------

TREASURY BILLS--5.6%
   U.S. Treasury Bills (D)
     4.180%, 07/15/99                    8,000           7,988
     4.210%, 07/22/99                      750             748
                                                    ----------
Total Treasury Bills
   (Cost $8,736)                                         8,736
                                                    ----------

CASH EQUIVALENTS--6.2%
   Goldman Sachs Tax-Free
     Money Market                    3,614,000           3,614
   SEI Institutional Tax-Free
     Portfolio                       6,179,000           6,179
                                                    ----------
Total Cash Equivalents
   (Cost $9,793)                                         9,793
                                                    ----------

--------------------------------------------------------------------------------
DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------
Total Investments--99.6%
   (Cost $155,865)                                    $155,865
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.4%                    573
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 133,726,891 outstanding shares
     of beneficial interest                            133,727
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 22,714,258 outstanding shares
     of beneficial interest                             22,714
   Accumulated net realized loss
     on investments                                         (3)
                                                      --------
Total Net Assets--100.0%                              $156,438
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $1.00
                                                         =====
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                            $1.00
                                                         =====

(A) VARIABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1999.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.
(D) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
BAN -- BOND ANTICIPATION NOTE
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX & REVENUE ANTICIPATION NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MGT -- MORGAN GUARANTY TRUST
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
10

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--44.4%
   U.S. Treasury Bills (A)
     4.790%, 08/12/99                 $  6,000        $  5,969
     4.475%, 08/19/99                    3,000           2,982
   U.S. Treasury Notes
     5.875%, 07/31/99                   10,000          10,010
     6.875%, 07/31/99                    2,000           2,004
     5.875%, 08/31/99                    2,000           2,004
     5.625%, 10/31/99                    2,000           2,006
                                                      --------
Total U.S. Treasury Obligations
   (Cost $24,975)                                       24,975
                                                      --------

REPURCHASE AGREEMENTS--55.0%
   Barclays
     4.77%, dated 06/30/99, matures
     07/01/99, repurchase price
     $11,983,956 (collateralized by
     U.S. Treasury Note, total market
     value $12,222,528) (B)             11,982          11,982
   J.P. Morgan
     4.77%, dated 06/30/99,
     matures 07/01/99, repurchase
     price $2,341,561 (collateralized
     by U.S. Treasury Note, total
     market value $2,389,060) (B)        2,341           2,341
   Lehman Brothers 4.77%, dated
    06/30/99, matures 07/01/99,
    repurchase price $2,000,265
    (collateralized by U.S.
    Treasury STRIPS, total market
     value $2,040,893) (B)               2,000           2,000
   Merrill Lynch 4.77%, dated
    06/30/99, matures 07/01/99,
    repurchase price $2,000,265
    (collateralized by U.S.
    Treasury Note, total market
     value $2,042,581) (B)               2,000           2,000
   Morgan
     4.77%, dated 06/30/99,
     matures 07/01/99, repurchase
     price $2,500,661 (collateralized
     by U.S. Treasury Note, total market
     value $2,555,193) (B)               2,500           2,500
   Warburg
     4.77%, dated 06/30/99, matures
     07/01/99, repurchase price $10,195,055
     (collateralized by U.S. Treasury Bond,
     total market
     value $10,401,148) (B)             10,194          10,194
                                                      --------
Total Repurchase Agreements
   (Cost $31,017)                                       31,017
                                                      --------


--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
Total Investments--99.2%
   (Cost $55,992)                                      $55,992
                                                       -------
OTHER ASSETS AND LIABILITIES, NET--0.6%                    311
                                                       -------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 56,322,679 outstanding shares of
     beneficial interest 56,322
   Distributions in excess of net investment
     income                                                 (1)
   Accumulated net realized loss
     on investments                                        (18)
                                                       -------
Total Net Assets--100.0%                               $56,303
                                                       =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $1.00
                                                         =====

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INSTITUTIONAL SELECT MONEY MARKET FUND
--------------------------------------------------------------------------------
COMMERCIAL PAPER--85.4%
BANKS--12.1%
   Abbey National Bank
     4.810%, 07/15/99                   $3,000           2,994
     4.910%, 07/20/99                    3,000           2,992
     4.740%, 08/02/99                    2,000           1,992
     4.800%, 08/09/99                    1,000             995
   BankAmerica
     4.940%, 02/01/00                    1,000             971
   Bank of America
     5.030%, 07/27/99                    1,000             996
   Bank of Nova Scotia
     4.800%, 08/10/99                    5,000           4,973
     4.920%, 08/11/99                    3,000           2,983
     5.000%, 08/11/99                      500             497
   Banker's Trust
     5.000%, 12/15/99                    3,000           2,930
   Barclays Bank PLC
     4.840%, 07/08/99                    4,000           3,996
   Rabobank
     4.790%, 11/08/99                    2,000           1,966
   Toronto Dominion
     4.800%, 07/06/99                    1,000             999

--------------------------------------------------------------------------------
                                                                              11

Statement of Net Assets

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
Wells Fargo
4.810%, 07/15/99                        $5,000       $   4,991
                                                     ---------
                                                        34,275
                                                     ---------
FINANCIAL SERVICES--51.3%
   American Express
     4.790%, 07/08/99                    5,000           4,995
     4.790%, 07/19/99                    2,000           1,995
     4.780%, 09/13/99                    3,000           2,971
   American General
     4.800%, 07/09/99                    5,000           4,995
     4.800%, 07/12/99                    3,000           2,996
   Associates First Capital
     4.810%, 07/02/99                    5,000           4,999
     4.890%, 07/07/99                    5,000           4,996
   Cargill Financial
     5.700%, 07/01/99                    5,000           5,000
     4.770%, 07/06/99                    2,000           1,999
   Cargill Global
     5.080%, 02/10/00                    3,000           2,905
   Centric Capital
     4.810%, 07/15/99                    2,000           1,996
     4.850%, 07/16/99                    2,000           1,996
   Ciesco
     5.000%, 07/09/99                      389             389
     5.000%, 07/12/99                    1,000             999
     4.800%, 07/16/99                    3,500           3,493
   Ford Motor Credit
     5.260%, 07/07/99                    3,000           2,997
     4.810%, 07/09/99                    2,000           1,998
     4.840%, 07/09/99                    2,000           1,998
     4.790%, 07/13/99                    2,000           1,997
     4.780%, 07/26/99                    2,000           1,993
     4.900%, 08/02/99                    2,000           1,991
   General Electric
     4.990%, 07/06/99                    2,000           1,999
     5.250%, 07/07/99                    2,000           1,998
     4.810%, 07/08/99                    2,000           1,998
     4.860%, 07/23/99                    1,000             997
     4.810%, 08/11/99                    1,000             995
     4.810%, 08/12/99                    2,000           1,989
     4.830%, 09/20/99                    2,000           1,978
   GMAC
     5.250%, 07/12/99                    1,500           1,498
     4.800%, 07/14/99                    2,000           1,997
     4.840%, 07/22/99                    3,150           3,141
     5.010%, 07/22/99                    2,000           1,994
   Goldman Sachs
     4.830%, 07/01/99                    2,000           2,000
     4.850%, 07/29/99                    5,000           4,981
     4.840%, 08/27/99                    2,000           1,985

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   GTE Funding
     5.350%, 07/06/99                  $   500       $     500
     4.930%, 07/07/99                    5,000           4,996
     5.000%, 07/16/99                    3,000           2,994
   International Lease
     4.720%, 07/12/99                    1,000             999
     4.790%, 07/14/99                    2,000           1,997
     4.790%, 07/19/99                    2,000           1,995
     4.850%, 08/05/99                      400             398
     4.780%, 08/06/99                    3,200           3,185
   J.P. Morgan
     4.850%, 08/20/99                    5,750           5,711
     4.800%, 09/15/99                    3,050           3,019
   Merrill Lynch
     4.970%, 07/06/99                    1,200           1,199
     4.780%, 07/16/99                    3,000           2,994
     5.200%, 07/16/99                    1,491           1,488
     4.780%, 07/19/99                    3,000           2,993
     4.810%, 07/30/99                    2,000           1,992
     5.050%, 02/01/00                    1,000             970
   Paccar Financial
     4.950%, 07/08/99                      250             250
     4.950%, 07/09/99                      500             499
     4.920%, 09/02/99                    1,400           1,388
   TransAmerica
     4.980%, 07/07/99                    3,000           2,998
     4.820%, 07/09/99                      900             899
     4.840%, 07/20/99                    1,000             997
     5.040%, 07/27/99                    3,000           2,989
     4.850%, 08/12/99                      994             988
     4.800%, 10/08/99                    1,000             987
   USAA Capital
     4.820%, 07/13/99                    1,000             998
     4.860%, 07/13/99                      500             499
     4.830%, 07/15/99                    3,000           2,994
     4.790%, 07/23/99                    2,000           1,994
                                                      --------
                                                       145,158
                                                      --------
INDUSTRIAL--12.7%
   American Home Products
     4.820%, 07/13/99                      500             499
     4.790%, 07/20/99                      710             708
     4.790%, 08/19/99                    3,000           2,980
     4.860%, 08/20/99                      530             526
     4.880%, 09/03/99                    2,000           1,983
   Amgen
     4.860%, 07/14/99                    5,000           4,991
     4.970%, 07/14/99                    2,000           1,996
     4.810%, 07/16/99                    3,500           3,493

--------------------------------------------------------------------------------
12

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   Archer-Daniels-Midland
     4.850%, 07/27/99                   $5,000      $    4,983
   Colonial Pipeline
     4.850%, 07/07/99                    2,000           1,998
     4.800%, 09/09/99                    2,000           1,981
   Hasbro
     4.800%, 08/03/99                    2,000           1,991
     4.930%, 09/07/99                    3,000           2,972
     4.940%, 09/07/99                    3,000           2,972
     4.950%, 10/26/99                    2,000           1,968
                                                    ----------
                                                        36,041
                                                    ----------
UTILITIES--9.3%
   AT&T
     5.040%, 07/01/99                    8,000           8,000
     4.820%, 07/02/99                    2,000           2,000
   BellSouth
     4.950%, 07/07/99                    1,300           1,299
     4.850%, 07/16/99                    3,000           2,994
   Georgia Power
     4.860%, 07/14/99                    2,600           2,595
   National Rural Utilities
     Cooperative
     4.840%, 07/16/99                    3,000           2,994
     4.790%, 08/10/99                    1,500           1,492
     4.920%, 09/10/99                    3,000           2,971
     5.070%, 10/04/99                    2,000           1,973
                                                    ----------
                                                        26,318
                                                    ----------
Total Commercial Paper
   (Cost $241,792)                                     241,792
                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS--2.7%
   Federal Home Loan Bank
     5.150%, 03/17/00                    2,000           2,000
     5.220%, 03/17/00                    2,000           2,000
     5.150%, 05/10/00                    2,000           2,000
     5.170%, 05/24/00                      600             600
     5.520%, 06/22/00                    1,000           1,000
                                                    ----------
Total U.S. Government Agency
   Obligations
   (Cost $7,600)                                         7,600
                                                    ----------

CORPORATE OBLIGATIONS--0.9%
   Associates Corporation
     of North America
     6.000%, 03/15/00                      500             503
   Bell Atlantic Financial
     Services (MTN)
     6.710%, 02/03/00                      900             908

--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
   GMAC (MTN)
     6.875%, 06/01/00                  $ 1,000        $  1,013
                                                      --------
Total Corporate Obligations
   (Cost $2,424)                                         2,424
                                                      --------

CERTIFICATE OF DEPOSIT--0.7%
   Toronto Dominion
     5.060%, 04/17/00                    2,000           1,999
                                                      --------
Total Certificate of Deposit
   (Cost $1,999)                                         1,999
                                                      --------

REPURCHASE AGREEMENTS--10.6%
   J.P. Morgan
     4.74%, dated 06/30/99, matures
     07/01/99, repurchase price
     $1,453,818 (collateralized by
     U.S. Treasury Note, total market
     value $1,483,216) (A)               1,453           1,453
   Lehman Brothers
     4.74%, dated 06/30/99, matures
     07/01/99, repurchase price
     $28,716,311 (collateralized
     by U.S. Treasury STRIPS, total
     market value $29,287,544) (A)      28,713          28,713
                                                      --------
Total Repurchase Agreements
   (Cost $30,166)                                       30,166
                                                      --------
Total Investments--100.3%
   (Cost $283,981)                                     283,981
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                 (949)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no
     par value) based  on 283,036,207
     outstanding shares of beneficial
     interest                                          283,036
   Accumulated net realized loss
     on investments                                         (4)
                                                      --------
Total Net Assets--100.0%                              $283,032
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $1.00
                                                         =====

(A) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

Statement of Net Assets

FIXED INCOME FUND
---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--39.8%
   Federal Farm Credit Bank
     6.560%, 12/23/99                  $    60      $       60
   Federal Farm Credit Bank (MTN)
     5.770%, 07/20/05                    8,000           7,784
   Federal Home Loan Bank
     6.250%, 11/06/02                    5,000           5,004
     5.785%, 03/17/03                    5,000           4,958
     5.385%, 11/10/08                    2,100           1,946
     7.200%, 10/30/12                    5,000           5,007
   Federal Home Loan Mortgage
     Corporation
     6.300%, 06/01/04                    3,000           2,982
     6.130%, 02/27/06                    1,600           1,577
     7.585%, 09/19/06                    1,000           1,023
   Federal National Mortgage
     Association
     7.560%, 06/12/06                      900             905
     6.990%, 07/09/07                    5,000           5,065
     5.750%, 02/15/08                    5,000           4,796
   Federal National Mortgage
     Association (MTN)
     6.850%, 05/08/02                    5,000           5,012
     6.360%, 10/23/02                    5,000           5,022
     6.580%, 06/24/04                    3,250           3,259
     6.760%, 07/16/07                    5,000           5,023
     6.210%, 11/07/07                    5,000           4,926
     6.560%, 12/10/07                    5,000           4,933
     6.810%, 12/18/07                    5,000           4,893
     6.620%, 12/28/07                    4,000           3,904
     6.240%, 01/14/08                    5,000           4,815
     6.290%, 04/23/08                    5,000           4,852
                                                    ----------
Total U.S. Government Agency
   Obligations
   (Cost $88,890)                                       87,746
                                                    ----------

CORPORATE BONDS--26.5%
AGRICULTURE--1.3%
   Pioneer Hi-Bred International
     5.750%, 01/15/09                    3,000           2,794
                                                    ----------
CHEMICALS--0.5%
   E.I. DuPont de Nemours
     6.750%, 10/15/02                    1,000           1,012
                                                    ----------
DRUGS--4.1%
   American Home Products
     6.500%, 10/15/02                    2,250           2,258
   Eli Lilly
     6.250%, 03/15/03                    2,000           1,995


---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Monsanto Company (A)
     5.875%, 12/01/08                   $3,000      $    2,786
   SmithKline Beecham (MTN)
     6.625%, 10/01/05                    2,000           2,015
                                                    ----------
                                                         9,054
                                                    ----------
ENTERTAINMENT--1.1%
   Walt Disney Company (MTN)
     5.125%, 12/15/03                    2,500           2,369
                                                    ----------
FINANCIAL SERVICES--10.2%
   Bear Stearns
     6.150%, 03/02/04                    3,000           2,929
   CITI Group Holdings (MTN)
     6.250%, 11/22/01                    5,000           4,994
   Ford Motor Credit
     5.125%, 10/15/01                    3,000           2,929
     6.750%, 05/15/05                    1,000             997
   General Electric Capital
     5.500%, 11/01/01                    1,000             986
     5.280%, 01/08/02                    4,000           3,915
   GMAC
     5.750%, 11/10/03                    3,000           2,884
   Lehman Brothers
     6.625%, 04/01/04                    2,000           1,957
   Toyota Motor Credit
     5.625%, 11/13/03                    1,000             966
                                                    ----------
                                                        22,557
                                                    ----------
INDUSTRIAL--6.2%
   Anheuser Busch
     6.750%, 06/01/05                    1,000           1,001
   Colgate Palmolive (MTN)
     5.270%, 12/01/03                    3,250           3,096
   H.J. Heinz
     6.000%, 03/15/08                    3,000           2,869
   IBM (MTN)
     5.100%, 11/10/03                    4,000           3,800
   Sears Roebuck
     6.690%, 04/30/01                    3,000           3,019
                                                    ----------
                                                        13,785
                                                    ----------
LEISURE PRODUCTS--1.4%
   Mattel (MTN)
     7.140%, 03/11/08                    3,000           3,005
                                                    ----------
MACHINERY--0.4%
   Tyco International Group
     6.125%, 01/15/09                    1,000             926
                                                    ----------
--------------------------------------------------------------------------------
14

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


FIXED INCOME FUND
---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
UTILITIES--1.3%
   AT&T
     7.500%, 06/01/06                 $  1,000       $   1,032
   U.S. West Communications
     6.125%, 11/15/05                    2,000           1,907
                                                     ---------
                                                         2,939
                                                     ---------
Total Corporate Bonds
   (Cost $59,955)                                       58,441
                                                     ---------

U.S. TREASURY OBLIGATIONS--15.6%
   U.S. Treasury Bond
     5.250%, 11/15/28                    3,000           2,655
   U.S. Treasury Notes
     4.500%, 01/31/01                    2,000           1,971
     5.500%, 03/31/03                    5,000           4,953
     5.250%, 08/15/03                    9,750           9,556
     6.125%, 08/15/07                    5,000           5,052
     5.500%, 05/15/09                    2,000           1,957
   U.S. Treasury (STRIPS)
     5.920%, 02/15/03                   10,000           8,134
                                                     ---------
Total U.S. Treasury Obligations
   (Cost $35,326)                                       34,278
                                                     ---------

TAXABLE MUNICIPAL BONDS--13.7%
   Alabama State, Housing Finance
     Authority (RB)
     7.625%, 08/01/10                      770             793
   Arkansas State, Development
     Finance Authority (RB)
     9.750%, 11/15/05                      545             597
   Baltimore, Maryland, City Parking,
     Series B (RB) (FGIC)
     7.950%, 07/01/03                      510             539
   Buffalo, New York, Pens System,
     Series D (GO) (FGIC)
     8.500%, 08/15/03                      360             388
   Camden County, New Jersey
     Improvement Authority, Series A,
     Callable 07/01/03 @ 100.5 (RB)
     7.200%, 01/01/04                    2,200           2,250
   Collier County, Florida, Water &
     Sewer Authority,
     Series A (RB) (FGIC)
     6.300%, 07/01/04                      450             448
     6.750%, 07/01/08                      790             786
   Colorado State, Housing Finance
     Authority, Single Family Program,
     Series B-1 (RB)
     10.400%, 08/01/03                      10              10


---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Fort Myers, Florida, Improvement
     Authority, Series B
     (RB) (AMBAC)
     8.450%, 12/01/03                  $   645       $     696
   Gillette, Wyoming, FMHA
     Community Program (SOB)
     10.250%, 01/01/11                   1,095           1,181
   Houston, Texas, Airport
     Systems (RB) (FGIC)
     6.100%, 07/01/01                    1,260           1,262
   Metropolitan Washington D.C. &
     Virginia Airport Authority
     (RB) (MBIA)
     6.900%, 10/01/08                    1,980           1,987
   Michigan State, Higher Education
     Student Loan Authority,
     Series XV-C (RB)
     7.250%, 09/01/02                      775             788
   Minneapolis & St. Paul, Minnesota,
     Metropolitan Airports Authority,
     Series 9 (GO)
     8.600%, 01/01/10                      900             973
   Missouri State, Economic
     Development & Infrastructure
     Board Health Services,
     Series A (RB) (MBIA)
     8.400%, 06/01/04                    1,350           1,466
   Monrovia, California
     Redevelopment Agency (AMBAC)
     8.100%, 05/01/01                      650             672
   New Hampshire State, Business
     Finance Authority, Series A (RB)
     8.600%, 11/01/12                    2,165           2,322
   New Hampshire State, Pease
     Development Authority (GO)
     7.050%, 07/01/06                      410             424
   New Jersey State (COP)
     8.000%, 12/15/02                    1,035           1,070
   New Jersey State, Economic
     Development Authority,
     Callable 09/15/02 @ 102 (RB)
     7.800%, 03/15/07                    1,645           1,723
   New York State, Mortgage Agency,
     Series 15, Callable
     04/01/03 @ 101 (RB)
     7.375%, 10/01/12                      952             970
   Oklahoma City, Oklahoma
     Airport Trust, Junior Lien,
     Series 21 (RB) (MBIA)
     6.750%, 07/01/05                    1,010           1,019

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Net Assets

FIXED INCOME FUND (CONTINUED)
---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Oklahoma City, Oklahoma
     Airport Trust, Senior Lien,
     Series 17 (RB)
     8.300%, 10/01/12                   $2,015        $  2,096
   Oklahoma State, Single Family
     Housing Finance Agency,
     Callable 09/01/04 @ 102
     (RB) (MBIA)
     8.700%, 09/01/13                      585             612
   Palm Beach County, Florida,
     Airport Systems Revenue,
     Callable 10/01/99 @ 102
     (RB) (MBIA)
     9.500%, 10/01/10                    1,270           1,304
   Raleigh, North Carolina,
     North Carolina State University,
     Callable 12/15/02 @ 102
     (RB) (MBIA)
     7.700%, 12/15/07                    1,175           1,232
   Secaucus, New Jersey, Municipal
     Utilities Authority (RB)
     8.500%, 12/01/06                      600             655
   Vero Beach, Florida, Water &
     Sewer Authority, Series A
     (RB) (FGIC)
     6.400%, 12/01/08                    1,885           1,831
                                                     ---------
Total Taxable Municipal Bonds
   (Cost $29,606)                                       30,094
                                                     ---------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--1.5%
   Federal Home Loan Mortgage
     9.500%, 10/01/04                       53              56
     9.500%, 07/01/06                       14              15
     8.000%, 06/01/07                      111             114
     9.000%, 08/01/08                       52              53
    10.000%, 02/01/09                       39              43
     9.250%, 05/01/09                      271             289
     9.500%, 08/01/09                       31              33
     8.750%, 09/01/09                       50              53
    10.000%, 04/01/10                       19              20
     8.750%, 09/01/10                       89              94
     9.500%, 09/01/10                       83              88
     9.750%, 11/01/10                       80              87
    10.250%, 11/01/10                       12              13
     9.500%, 03/01/11                       14              15
     9.500%, 04/01/11                       61              65
    10.000%, 05/01/11                       59              64
    10.000%, 12/01/13                       23              25
     8.750%, 07/01/15                       18              19
     9.250%, 08/01/15                      149             159


---------------------------------------------------------------
                                     FACE AMOUNT      MARKET
DESCRIPTION                         (000)/SHARES    VALUE (000)
---------------------------------------------------------------
     9.000%, 10/01/15                 $     58       $      62
     6.500%, 04/15/16                      391             392
     9.500%, 09/01/16                       14              15
     9.000%, 10/01/16                       21              22
     9.500%, 11/01/16                       30              32
     8.500%, 07/01/17                       38              41
     9.000%, 10/01/19                      129             137
   Federal National Mortgage Association
     6.500%, 06/15/04                       45              45
     6.950%, 05/25/06                      482             483
     8.000%, 03/01/07                      105             108
     7.000%, 04/01/07                       98              97
     9.000%, 03/01/09                       35              37
     8.500%, 08/01/17                       49              51
     6.700%, 09/25/18                      207             206
     8.000%, 01/25/19                      129             132
   Government National Mortgage
     Association
     9.000%, 03/15/08                       21              23
     9.000%, 11/15/08                       93              99
     9.500%, 10/15/20                       38              41
                                                     ---------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $3,218)                                         3,328
                                                     ---------

MORTGAGE-BACKED SECURITY--1.3%
   EAB Lease Receivables Trust (A)
     5.660%, 09/15/02                    3,000           2,974
                                                     ---------
Total Mortgage-Backed Security
   (Cost $3,000)                                         2,974
                                                     ---------

ASSET-BACKED SECURITY--0.4%
   Discover Card Master Trust
     6.200%, 05/16/06                    1,000             996
                                                     ---------
Total Asset-Backed Security
   (Cost $977)                                             996
                                                     ---------

CASH EQUIVALENTS--0.2%
   SEI Liquid Asset Trust --
     Government Portfolio              446,000             446
   SEI Liquid Asset Trust--
     Treasury Portfolio                 11,000              11
                                                     ---------
Total Cash Equivalents
   (Cost $457)                                             457
                                                     ---------
Total Investments--99.2%
   (Cost $221,429)                                     218,314
                                                     ---------

--------------------------------------------------------------------------------
16

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                                         VALUE (000)
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.0%             $    2,311
                                                    ----------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization --
     no par value) based on 20,611,301
     outstanding shares of beneficial
     interest                                          210,356
   Portfolio Shares of Class A
     (unlimited authorization --
     no par value) based on 408,055
     outstanding shares of beneficial
     interest                                            4,699
   Portfolio Shares of Class B
     (unlimited authorization -- no
     par value) based on 860,903
     outstanding shares of beneficial
     interest                                            9,049
   Accumulated net realized loss
     on investments                                       (364)
   Net unrealized depreciation on investments           (3,115)
                                                    ----------
Total Net Assets--100.0%                            $  220,625
                                                    ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $10.08
                                                    ==========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.06
                                                    ==========

Maximum Public Offering Price Per Share --
   Class A ($10.06 / 95.75%)                            $10.51
                                                    ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $10.11
                                                    ==========

(1) CLASS B HAS A DEFERRED SALES CHARGE.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS NORMALLY EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL INVESTORS.
COP -- CERTIFICATE OF PARTICIPATION
MTN -- MEDIUM TERM NOTE
GO -- GENERAL OBLIGATIONS
RB -- REVENUE BONDS
SOB -- SPECIAL OBLIGATION BONDS
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES.
          THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HIGH YIELD BOND FUND
---------------------------------------------------------------
                                     SHARES/FACE      MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
MUTUAL FUND--99.6%
   SEI Institutional Managed Trust
     HighYield Bond Portfolio          660,000          $6,930
                                                        ------
Total Mutual Fund
   (Cost $7,046)                                         6,930
                                                        ------
Total Investments--99.7%
   (Cost $7,046)                                         6,930
                                                        ------
OTHER ASSETS AND LIABILITIES, NET--0.4%                     25
                                                        ------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no
     par value) based on 200,264
     outstanding shares of beneficial
     interest                                            2,011
   Portfolio Shares of Class A
     (unlimited authorization -- no
     par value) based on 22,237
     outstanding shares of
     beneficial interest                                   224
   Portfolio Shares of Class B
    (unlimited authorization -- no
    par value) based on 483,038
    outstanding shares of beneficial
    interest                                             4,833
   Accumulated net realized gain
     on investments                                          3
   Net unrealized depreciation
     on investments                                       (116)
                                                        ------
Total Net Assets--100.0%                                $6,955
                                                        ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $9.87
                                                        ======

Net Asset Value and Redemption Price
   Per Share -- Class A                                  $9.85
                                                        ======

Maximum Public Offering Price Per Share --
   Class A ($9.85 / 95.75%)                             $10.29
                                                        ======

Net Asset Value Offering and Redemption
   Price Per Share -- Class B (1)                        $9.85
                                                        ======


(1) CLASS B HAS A DEFERRED SALES CHARGE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------
MUNICIPAL BONDS--97.2%
NEW JERSEY--91.4%
   Atlantic County (GO) (MBIA)
     5.400%, 12/01/04                     $200        $    209
     5.400%, 12/01/05                      400             415
   Atlantic County, Improvement
     Authority, Convention Center
     Project (RB) (MBIA)
     7.375%, 07/01/10                      400             458

---------------------------------------------------------------
                                                                              17

Statement of Net Assets

---------------------------------------------------------------
                                       FACE           MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Bayonne (GO) (AMBAC)
     6.200%, 07/15/01                   $  300       $     312
   Bayonne (GO) (FGIC)
     5.900%, 05/01/05                      150             159
   Bayonne, Municipal Authority,
     Water Systems (RB) (MBIA)
     5.000%, 01/01/12                      500             493
   Bergen County (GO)
     4.700%, 07/15/02                      350             355
     5.125%, 06/15/05                      220             227
   Bergen County, General
     Improvement Bonds (GO)
     5.250%, 08/15/00                      300             305
   Bergen County, Utilities Authority,
     Series A (RB) (FGIC)
     6.100%, 06/15/04                      500             534
   Bergen County, Utilities Authority
     Water Pollution Control,
     Callable 12/15/07 @ 101
     (RB) (FGIC)
     5.000%, 12/15/13                    1,000             980
   Bergen County, Water Pollution
     Authority (RB) (FGIC)
     4.750%, 12/15/15                      900             843
   Bridgeton (GO) (AMBAC)
     5.000%, 01/01/05                      300             303
   Burlington County (GO)
     5.200%, 10/01/07                      700             717
     4.850%, 07/15/13                      500             485
   Camden County, Board of
     Education (GO) (FSA)
     5.000%, 10/01/05                      310             317
   Camden County (GO) (AMBAC)
     7.750%, 08/01/99                      200             201
   Camden County (GO) (FGIC)
     5.000%, 02/01/04                      200             205
     5.000%, 02/01/08                      500             503
   Camden County (GO) (MBIA)
     5.600%, 06/01/03                      200             206
   Camden County, Health Systems
     Catholic Health East,
     Series B (RB) (AMBAC)
     5.000%, 11/15/18                      500             475
   Cape May County, Municipal
     Utilities Authority (RB) (AMBAC)
     5.000%, 08/01/03                      800             818
   Clinton Township (GO)
     7.350%, 08/01/01                      300             318
   Clinton Township (GO) (FGIC)
     5.000%, 02/15/11                      250             249

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Delaware River & Bay Authority
     (RB) (FGIC)
     5.350%, 01/01/14                   $1,000      $    1,017
   Delaware River, Pennsylvania &
     New Jersey Port Authority
     (RB) (FGIC)
     5.450%, 01/01/12                      250             255
     5.400%, 01/01/13                    1,000           1,012
   Dover Township (GO) (AMBAC)
     6.000%, 10/15/03                      200             212
   Edison Township, Additional School
     Building Aid (GO)
     9.000%, 03/01/01                      150             161
   Edison Township (GO)
     5.700%, 12/01/99                      100             101
     6.500%, 06/01/00                      500             513
     5.400%, 06/01/02                      250             257
   Edison Township (GO) (AMBAC)
     4.500%, 01/01/02                      500             503
     4.800%, 01/01/05                      300             303
   Elizabeth (GO) (FGIC)
     4.625%, 07/15/03                      200             202
   Elizabeth, School Board
     (GO) (MBIA)
     7.000%, 03/15/04                      250             276
   Essex County (GO) (FSA)
     6.300%, 12/01/03                      300             318
   Essex County (GO) (MBIA)
     4.750%, 07/15/07                      200             200
   Essex County, Improvement
     Authority (RB) (AMBAC)
     4.875%, 12/01/02                      300             306
     5.000%, 12/01/08                      250             252
   Essex County, Jail & Youth
     Housing (RB)
     6.500%, 12/01/06                      345             380
   Essex County, Orange School
     District (RB)
     5.550%, 12/01/04                      150             157
   Essex County, Property &
     Equipment (RB)
     5.850%, 12/01/03                      300             312
   Essex County, Utilities Authority,
     Solid Waste Revenue (RB) (FSA)
     5.000%, 04/01/04                      250             255
   Evesham Township, Callable
     03/01/09 @ 100 (GO) (FGIC)
     4.600%, 03/01/19                    1,000             904
   Evesham Township (GO) (FGIC)
     5.000%, 09/15/12                      500             494
   Fort Lee (GO)
     4.850%, 02/01/02                      250             254

--------------------------------------------------------------------------------
18

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Franklin Township (GO)
     5.600%, 11/01/05                  $   400      $      420
   Gloucester County (GO) (AMBAC)
     5.000%, 09/01/03                      500             512
   Gloucester County, Improvement
     Authority, Landfill Project,
     Series A (RB)
     6.000%, 09/01/06                      300             313
   Gloucester County, Solid Waste
     Resource Revenue (RB) (AMT)
     8.375%, 07/01/10                    1,175           1,179
   Gloucester County, Utilities
     Authority (RB) (AMBAC)
     4.800%, 03/01/02                      300             304
   Greenwich Township (GO) (FSA)
     5.000%, 01/15/13                      500             492
     5.000%, 01/15/14                      800             782
   Hackensack (GO)
     6.100%, 06/01/05                      250             262
     6.100%, 06/01/07                      250             262
     4.900%, 03/15/09                      500             501
   Hackensack Meadowlands (RB)
     7.125%, 06/01/02                      385             402
   Hackettstown, Municipal Utilities
     Authority, Series F (RB) (FGIC)
     5.050%, 10/01/04                      500             512
   Hillsborough Township, Board of
     Education (COP) (FSA)
     5.500%, 12/15/99                      250             252
   Hudson County (GO) (FGIC)
     6.250%, 11/01/99                      200             202
   Hudson County, Utilities
     Authority (RB)
    11.875%, 07/01/06                      285             341
   Jersey City (GO)
     6.500%, 02/15/03                      370             396
     5.500%, 03/15/14                    1,000           1,039
   Kearny (GO) (FGIC)
     4.300%, 02/15/01                      500             502
     5.250%, 02/15/08                      600             618
   Long Branch, Sewer Authority
     (RB) (FGIC)
     4.900%, 06/01/02                      300             305
     5.200%, 06/01/05                      500             514
     5.250%, 06/01/06                      200             205
   Mercer County, Improvement
     Authority, Ewing Board of
     Education Project (RB) (MBIA)
     6.300%, 05/15/07                      250             268
   Mercer County, Improvement
     Authority, Hamilton Board of
     Education Project (RB) (MBIA)
     5.500%, 06/01/01                      200             205
     4.900%, 12/15/05                      150             152

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Mercer County, Improvement
     Authority (RB) (MBIA)
     6.000%, 06/01/04                     $250      $      261
   Middlesex County (GO)
     5.000%, 10/01/05                      500             514
   Middlesex County, Property Tax (GO)
     5.800%, 10/01/10                      500             532
   Middlesex County, Utilities
     Authority (RB) (FGIC)
     5.000%, 12/01/12                      400             394
   Middlesex, Utilities Authority
     (RB) (FGIC)
     6.100%, 03/15/00                      200             204
   Middletown Township,
     Sewer Authority,
     Series A (RB) (FGIC)
     4.900%, 01/01/05                      800             810
   Monmouth County, Improvement
     Authority (RB) (FSA)
     5.450%, 07/15/13                      850             870
   Monmouth County, Improvement
     Authority (RB) (MBIA)
     5.000%, 12/01/08                      250             252
   Monmouth County (RB)
     4.750%, 07/15/03                      200             202
   Monmouth County (RB) (MBIA)
     5.125%, 12/01/16                      500             489
   Moorestown Township (GO)
     5.000%, 02/01/12                      150             148
     5.000%, 02/01/15                      150             147
   Moorestown Township
     (GO) (AMBAC)
     6.000%, 09/01/07                      300             317
   Morris County (GO)
     5.000%, 07/15/13                      800             792
   Morristown (GO) (FSA)
     5.500%, 08/01/01                      100             103
   Mount Laurel Township (GO)
     4.650%, 08/01/05                      500             504
   New Brunswick (GO) (FGIC)
     6.400%, 07/15/03                      400             416
   New Brunswick (GO) (MBIA)
     4.700%, 09/15/09                      500             491
   New Brunswick, Housing
     Authority (RB) (FGIC)
     4.750%, 07/01/18                      500             459
   New Brunswick, Parking
     Authority (RB) (FGIC)
     4.300%, 09/01/99                      300             300
     5.000%, 01/01/20                      500             476

--------------------------------------------------------------------------------

Statement of Net Assets

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Newark, Board of Education
     Bonds (GO) (MBIA)
     5.875%, 12/15/11                   $  370       $     389
   Newark, Housing Finance,
     Fairview & Lock Street Project (RB)
     6.150%, 02/01/13                      495             517
   Newark, Water Utilities (GO) (MBIA)
     5.500%, 10/01/14                      475             490
   North Bergen Township (GO) (MBIA)
     4.400%, 08/01/01                      500             503
   North Bergen Township, Municipal
     Utilities Authority (RB) (FGIC)
     4.800%, 12/15/03                      300             305
   North Bergen Township, Utilities
     Authority (RB) (FGIC)
     4.700%, 12/15/02                      300             304
   North Brunswick Township (GO)
     5.000%, 05/15/12                    1,000             989
   North Brunswick Township
     (GO) (FGIC)
     5.000%, 02/01/10                      750             749
   North Jersey District, Water Supply,
     Wanaque North Project,
     Series A (RB) (MBIA)
     4.875%, 11/15/09                      250             248
     5.000%, 11/15/10                      500             499
   North Jersey District, Water Supply,
     Wanaque South Project
     (RB) (MBIA)
     5.400%, 07/01/02                      300             309
     5.500%, 07/01/03                      200             208
   Ocean City (GO)
     8.700%, 05/15/00                      250             261
   Ocean County (GO)
     4.600%, 11/01/03                      500             506
     5.800%, 09/01/10                      500             529
   Ocean Township (GO) (MBIA)
     5.400%, 06/01/15                      250             260
   Old Tappan, Board of Education
     (GO) (FGIC)
     5.100%, 04/01/18                      500             483
   Paramus, School District (GO) (FSA)
     5.100%, 05/01/16                      500             493
   Parsippany Troy Hills Township (GO)
     4.600%, 02/01/02                      100             101
     4.700%, 12/01/03                      500             508
     4.700%, 12/01/04                      400             406
   Parsippany Troy Hills Township
     (GO) (MBIA)
     5.000%, 12/01/15                      500             487

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Passaic County, Cash Flow
     Management Project (GO)
     6.400%, 11/15/01                   $  300      $      315
   Passaic County (GO)
     4.700%, 09/01/03                      250             253
   Passaic County (GO) (FGIC)
     4.750%, 09/01/04                      500             506
     5.550%, 04/01/09                      250             257
     5.125%, 09/01/13                      500             497
   Passaic County (GO) (MBIA)
     4.450%, 05/01/04                      200             200
   Paterson (GO)
     6.350%, 02/15/03                      235             249
   Paterson, School Board (GO)
     7.400%, 08/01/00                      250             260
   Pequannock-Lincoln Park,
     Sewer Authority (RB) (MBIA)
     4.400%, 12/01/02                      500             502
   Perth Amboy (GO) (FSA)
     6.200%, 09/01/00                      300             309
     6.400%, 09/01/02                      300             319
   Pleasantville (GO) (MBIA)
     5.000%, 02/15/11                      500             498
   Point Pleasant (GO) (MBIA)
     5.450%, 12/01/00                      200             205
   Port Authority of New York &
     New Jersey (RB)
     5.300%, 08/01/03                      300             310
   Port Authority of New York &
     New Jersey (RB) (AMBAC)
     5.200%, 07/15/17                    1,000             982
   Princeton (GO)
     4.400%, 09/01/01                      300             302
   Rahway Valley, Sewer Authority (RB)
     6.200%, 04/01/01                      210             211
   Randolph Township,
     School District (GO) (FGIC)
     5.000%, 08/01/15                      500             486
   Roselle (GO) (MBIA)
     4.750%, 10/15/04                      700             709
   Roxbury (COP)
     5.000%, 10/15/00                      250             253
   Rutgers State University,
     Series A (RB)
     4.375%, 05/01/01                      500             502
   Rutgers State University,
     Series S (RB)
     5.000%, 05/01/04                      500             510
   Rutgers State University, Series U (RB)
     5.000%, 05/01/14                      500             490
   Sayreville (GO) (MBIA)
     10.125%, 12/01/00                     250             271

--------------------------------------------------------------------------------
20

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   Secaucus, Municipal Utilities Authority,
     Sewer Project, Series A (RB)
     5.650%, 12/01/04                   $  200       $     211
     5.750%, 12/01/05                      385             408
   Somerset County (GO)
     5.000%, 10/01/02                      200             205
     4.450%, 12/01/02                      500             504
     4.350%, 12/01/04                      600             599
   Somerset Raritan Valley, Sewer
     Improvement Authority,
     Series H (RB)
     5.150%, 07/01/01                      300             306
   South Brunswick Township (GO)
     6.300%, 04/01/04                      250             267
   South Jersey, Transportation
     Authority, Transportation Systems,
     Series B (RB) (MBIA)
     5.500%, 11/01/02                      250             259
   State (COP) (AMBAC)
     5.000%, 06/15/14                      500             485
   State (GO)
     5.300%, 02/15/02                      850             872
     7.000%, 04/01/02                      250             263
     6.400%, 09/15/02                      250             262
     5.400%, 02/15/03                      300             311
   State, Building Authority (RB)
     9.625%, 02/01/03                      230             257
     4.700%, 06/15/06                      250             250
     5.000%, 06/15/11                      200             199
     4.750%, 06/15/17                      500             464
   State, Building Authority
     (RB) (MBIA)
     5.000%, 06/15/18                    1,000             956
   State, Callable 03/01/08 @
     100 (GO)
     4.750%, 03/01/17                    1,000             931
   State, Callable 06/15/07 @ 100
     (COP) (AMBAC)
     5.000%, 06/15/13                    1,000             979
   State, Casino Reinvestment
     Development Authority
     (RB) (FSA)
     5.000%, 10/01/04                    1,000           1,024
     5.250%, 10/01/09                    1,000           1,023
     5.250%, 10/01/13                      500             502
     5.250%, 10/01/14                    1,000           1,000
   State, Ecomonic Development
     Authority (RB)
     4.900%, 08/15/04                      200             204
     5.600%, 10/01/12                      500             486
     5.700%, 10/01/17                    1,000             965

---------------------------------------------------------------
                                          FACE        MARKET
DESCRIPTION                           AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
   State, Economic Development
     Authority (RB) (MBIA)
     4.550%, 11/15/10                   $1,000          $  959
   State, Economic Development
     Authority, Health Village
     1996 Project (RB)
     6.000%, 05/01/09                      200             212
   State, Economic Development
     Authority, Saint Barnabas Project,
     Series A (RB) (MBIA)
     4.875%, 07/01/05                      500             506
   State, Economic Development
     Authority, Series A (RB) (MBIA)
     5.125%, 07/01/00                      300             305
   State, Economic Development
     Authority, Series A, (RB) (MBIA)
     5.400%, 07/01/02                      300             309
   State, Educational Facilities
     Authority (RB)
     5.000%, 07/01/28                      250             232
   State, Educational Facilities
     Authority (RB) (MBIA)
     4.200%, 07/01/05                      500             490
   State, Educational Facilities
     Authority, Drew University Issue,
     Series B (RB)
     5.750%, 07/01/02                      360             374
   State, Educational Facilities
     Authority, Glassboro State
     College (RB)
     6.750%, 07/01/09                      300             301
   State, Educational Facilities
     Authority, Medicine & Dentistry,
     Series B (RB) (AMBAC)
     5.000%, 12/01/07                      250             254
   State, Educational Facilities
     Authority, Rowan College
     (RB) (MBIA)
     5.050%, 07/01/03                      300             307
   State, Educational Facilities
     Authority, Rowan College,
     Series C (RB) (MBIA)
     5.250%, 07/01/05                      300             309
   State, Educational Facilities
     Authority, Series A (RB) (AMBAC)
     5.125%, 09/01/06                      300             307
   State, Educational Facilities
     Authority, Stockton State College,
     Series B (RB) (AMBAC)
     6.200%, 07/01/04                      300             319

--------------------------------------------------------------------------------
                                                                              21

Statement of Net Assets

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   State, Environmental Infrastructure
     Wastewater Treatment (RB)
     5.000%, 09/01/10                   $1,000         $ 1,004
     5.000%, 09/01/14                    1,000             980
   State, Equipment Series A (COP)
     6.000%, 10/01/00                      300             308
   State, Health Care Facilities Authority
     (RB) (AMBAC)
     5.000%, 07/01/16                    1,000             959
   State, Health Care Facilities Authority
     (RB) (MBIA)
     5.200%, 07/01/18                      500             487
   State, Health Care Facilities
     Authority, Atlantic City Medical
     Center (RB) (AMBAC)
     5.000%, 07/01/02                      300             306
   State, Health Care Facilities
     Authority, Chilton Memorial
     Hospital (RB)
     6.550%, 07/01/03                      300             319
   State, Health Care Facilities
     Authority, Hackensack Medical
     Center (RB) (MBIA)
     5.100%, 07/01/03                      500             511
   State, Health Care Facilities
     Authority, JFK Health Systems
     (RB) (FGIC)
     4.600%, 07/01/05                      250             249
   State, Health Care Facilities
     Authority, Mountain Side Hospital
     (RB) (FGIC)
     6.000%, 07/01/00                      300             307
   State, Health Care Facilities
     Authority, Series A (RB) (MBIA)
     5.000%, 01/01/18                      500             476
   State, Health Care Facilities
     Authority, Shore Memorial
     Healthcare Systems (RB) (FGIC)
     4.800%, 07/01/03                      200             203
   State, Health Care Facilities
     Authority, St. Peters Medical Center,
     Series F (RB) (MBIA)
     5.000%, 07/01/13                      100              98
   State, Health Care Facilities
     Financing Authority (RB)
     6.800%, 08/01/19                    3,000           3,180
   State, Health Care Facilities
     Financing Authority,
     Pre-Refunded @ 102 (RB) (A)
     6.800%, 08/01/19                      425             451
   State, Highway Authority,
     Garden State Parkway (RB)
     6.000%, 01/01/19                    1,000           1,093

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   State, Hillcrest Health Project
     (RB) (AMBAC)
     4.600%, 01/01/02                  $   200      $      201
     5.000%, 01/01/07                      300             303
   State, Housing & Mortgage
     Authority (RB)
     6.300%, 05/01/02                      400             418
     6.400%, 05/01/02                      520             542
   State, Housing & Mortgage
     Finance Agency (RB) (AMBAC)
     5.300%, 05/01/06                      325             336
   State, Housing & Mortgage
     Finance Agency, Home Buyer,
     Series N (RB) (MBIA)
     5.200%, 04/01/06                      500             515
   State, Housing & Mortgage Finance
     Agency, Section 8 (RB)
     6.000%, 11/01/02                      665             683
   State, Housing Finance Authority (RB)
     5.100%, 11/01/00                      500             500
   State, Infrastructure Trust (RB)
     5.000%, 05/01/11                      500             496
   State, Infrastructure Trust (RB) (FGIC)
     5.000%, 04/01/11                      450             446
   State, Montclair State University,
     Series C (RB) (AMBAC)
     5.375%, 07/01/08                    1,285           1,335
   State, New York & New Jersey
     Port Authority (RB)
     6.800%, 07/15/08                      250             261
   State, New York & New Jersey
     Port Authority (RB) (MBIA)
     4.750%, 08/01/16                      500             463
   State, Series A (COP)
     6.100%, 10/01/01                    1,000           1,040
   State, Series E (GO)
     5.000%, 07/15/04                      100             103
   State, South Orange & Maplewood
     School District (GO)
     6.125%, 11/01/01                      150             157
   State, Sports & Exposition Authority,
     Convention Center Luxury Tax,
     Series A (RB) (MBIA)
     5.600%, 07/01/01                      175             180
   State, Sports & Expostion Authority,
     Convention Center (RB) (MBIA)
     5.900%, 07/01/03                      300             319
   State, Sports & Exposition Authority,
     Series A (RB)
     5.000%, 09/01/06                      515             525
   State, Sports & Exposition Authority State
     Guaranteed (RB)
     8.300%, 01/01/03                      380             427

--------------------------------------------------------------------------------
22

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   State, Transportation Authority
     (RB) (MBIA)
     5.000%, 06/15/15                 $    500       $     484
   State, Transportation Authority,
     Series A (RB) (AMBAC)
     5.200%, 12/15/00                      200             204
   State, Transportation Authority,
     Series A (RB) (FSA)
     5.300%, 12/15/01                      200             206
     5.000%, 06/15/18                    1,000             956
   State, Transportation Authority,
     Series A (RB) (MBIA)
     4.500%, 12/15/02                      450             453
     5.500%, 06/15/11                      750             776
   State, Transportation Authority,
     Series A, (RB) (MBIA)
     5.500%, 06/15/13                      500             514
   State, Transportation Authority,
     Series A, Callable 06/15/09 @
     100 (RB) (FSA)
     4.500%, 06/15/19                      500             443
   State, Transportation Authority,
     Series B (RB) (MBIA)
     5.200%, 06/15/06                    1,850           1,906
   State, Turnpike Authority (RB)
     6.400%, 01/01/02                      300             314
    10.375%, 01/01/03                      405             452
   State, Turnpike Authority,
     Series A (RB) (AMBAC)
     5.900%, 01/01/04                      500             523
     6.400%, 01/01/07                      620             646
   State, Union County (GO)
     5.750%, 02/01/05                      100             105
     4.400%, 10/01/05                      500             498
   State, Union County, Environmental
     Improvement Authority (RB)
     4.900%, 04/01/02                      350             356
   State, Union County, Improvement
     Authority (RB)
     4.700%, 11/01/05                      250             253
   State, University Medicine &
     Dentistry, Series E (RB)
     6.200%, 12/01/03                      500             529
   State, Warren County, Pollution
     Control Finance Authority
     (RB) (MBIA)
     6.550%, 12/01/06                      300             318
   State, Washington Township,
     Board of Education (GO) (MBIA)
     5.000%, 02/01/03                      500             511
   State, Wastewater Treatment Trust (RB)
     5.000%, 09/01/17                      400             387



---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   State, Wastewater Treatment Trust,
     Pre-refunded @ 102 (RB)
     6.000%, 07/01/10                     $955      $    1,006
   State, Wastewater Treatment Trust,
     Series A (RB)
     5.000%, 09/01/06                      450             460
   State, Woodbridge Township,
     Pre-Refunded @ 101 (RB) (A)
     6.800%, 08/01/04                      250             261
   State, Woodbridge Township,
     Series A (GO)
     4.650%, 09/15/05                      100             101
   State, Woodbridge Township,
     Series C (GO)
     4.650%, 09/15/05                      100             101
   Stony Brook, Sewer Authority (RB)
     4.500%, 12/01/00                      500             505
   Union County (GO)
     4.400%, 09/01/01                      500             504
   Union County, Environmental
     Improvement Authority (RB)
     5.150%, 04/01/05                      500             514
   Union County, General
     Improvement (GO)
     4.750%, 02/01/03                      500             508
   Union County, Improvement
     Authority (RB)
     5.050%, 03/01/08                      125             128
   Wanaque Valley, Sewer Authority,
     Series B (RB) (AMBAC)
     5.100%, 09/01/03                      300             308
   Warren County, Municipal Utilities
     Authority, Wastewater Treatment
     Project (RB)
     5.050%, 12/01/04                      225             230
   Warren County, Pollution Control
     Finance Authority, Resource
     Recovery Project (RB) (MBIA)
     6.150%, 12/01/02                      210             221
   Warren County, Pollution Control
     Finance Authority, Series B
     (RB) (MBIA)
     5.700%, 12/01/03                      300             313
   Washington Township (GO) (MBIA)
     5.000%, 02/01/06                      250             255
   Washington Township, Board of
     Education Authority (MBIA)
     7.500%, 09/01/00                      500             521
   Washington Township,
     Fire District Authority (GO) (FGIC)
     4.700%, 01/01/06                      300             300
   Wayne Township (GO)
     5.450%, 10/01/04                      250             256

--------------------------------------------------------------------------------
                                                                              23

Statement of Net Assets

---------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
   West Windsor Township (GO)
     6.000%, 10/15/05                  $   200        $    207
                                                      --------
                                                       113,919
                                                      --------
PENNSYLVANIA--1.1%
   Delaware River Port Authority,
     Series B (RB) (MBIA)
     4.750%, 01/01/14                      480             457
     4.750%, 01/01/17                    1,000             929
                                                      --------
                                                         1,386
                                                      --------
PUERTO RICO--4.5%
   Puerto Rico, Electric Power
     Authority (RB) (MBIA)
     4.900%, 07/01/05                    1,000           1,021
   Puerto Rico, Electric Power
     Authority, Series Y (RB) (MBIA)
     6.500%, 07/01/06                      500             557
   Puerto Rico, Infrastructure
     Financing Authority
     (RB) (AMBAC)
     5.000%, 07/01/28                    1,000             939
   Puerto Rico, Public Buildings
     Authority, Series A (RB) (AMBAC)
     4.500%, 07/01/01                      200             202
   Puerto Rico, Series A (RB) (MBIA)
     5.000%, 10/01/22                    1,000             946
   Puerto Rico, Telephone Authority,
     Series M (RB)
     5.000%, 01/01/02                      500             510
     5.400%, 01/01/08                      260             273
   Puerto Rico, Telephone Authority,
     Series M (RB) (AMBAC)
     5.050%, 01/01/04                      590             612
   Puerto Rico, Telephone
     Authority, Series N (RB)
     5.100%, 01/01/04                      395             410
   Puerto Rico, Tourist &
     Environmental Authority (RB)
     5.250%, 08/01/06                      200             205
                                                      --------
                                                         5,675
                                                      --------
GUAM--0.2%
   Guam Government,
     Water System (RB)
     6.950%, 07/01/00                      250             258
                                                      --------
Total Municipal Bonds
   (Cost $120,268)                                     121,701
                                                      --------

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                            SHARES       VALUE (000)
---------------------------------------------------------------
CASH EQUIVALENT--1.6%
   Federated New Jersey Municipal
     Cash Trust                      1,986,000       $   1,986
                                                     ---------
Total Cash Equivalent
   (Cost $1,986)                                         1,986
                                                     ---------
Total Investments--98.8%
   (Cost $122,504)                                     123,687
                                                     ---------
OTHER ASSETS AND LIABILITIES, NET--1.2%                  1,518
                                                     ---------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no
     par value) based on 10,510,826
     outstanding shares of beneficial
     interest                                          109,631
   Portfolio Shares of Class A
     (unlimited authorization -- no
     par value) based on 1,317,688
     outstanding shares of beneficial
     interest                                           14,070
   Accumulated net realized gain
     on investments                                        321
   Net unrealized appreciation
     on investments                                      1,183
                                                     ---------
Total Net Assets--100.0%                             $ 125,205
                                                     =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $10.59
                                                        ======
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.55
                                                        ======
Maximum Public Offering Price
   Per Share -- Class A ($10.55 / 97%)                  $10.88
                                                        ======

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
24

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT      MARKET
DESCRIPTION                          (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--58.1%
   U.S. Treasury Notes
     6.250%, 04/30/01                  $   200        $    203
     6.625%, 06/30/01                    1,000           1,020
     6.500%, 08/31/01                    1,500           1,526
     6.125%, 12/31/01                      900             910
     6.250%, 01/31/02                    1,000           1,014
     6.250%, 02/28/02                    1,000           1,014
     6.250%, 06/30/02                    2,000           2,029
     5.500%, 01/31/03                    1,600           1,586
     5.500%, 02/28/03                    1,000             991
     5.500%, 05/31/03                    1,600           1,583
     5.375%, 06/30/03                    1,000             985
     5.875%, 11/15/05                    1,000             997
     5.625%, 02/15/06                    1,750           1,719
                                                      --------
Total U.S. Treasury Obligations
   (Cost $15,575)                                       15,577
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS--40.0%
   Federal Farm Credit Bank
     6.550%, 02/07/04                    1,000           1,017
     5.790%, 03/15/06                    1,000             967
   Federal Home Loan Bank
     5.285%, 02/17/04                    1,000             966
     6.220%, 06/15/05                    1,000             981
     5.370%, 01/20/06                    1,000             945
     6.530%, 06/09/09                    1,000             984
   Federal National Mortgage
     Association
     6.330%, 08/16/05                    1,000           1,000
     6.010%, 05/03/06                      750             725
     6.000%, 02/23/09                    1,500           1,403
     6.500%, 03/12/09                      800             780
     6.430%, 04/01/09                    1,000             965
                                                      --------
Total U.S. Government
   Agency Obligations
   (Cost $11,093)                                       10,733
                                                      --------

CASH EQUIVALENT--0.8%

SEI Liquid Asset Trust--
   Government Portfolio                237,000             237
                                                      --------
Total Cash Equivalent
   (Cost $237)                                             237
                                                      --------
Total Investments--99.0%
   (Cost $26,906)                                       26,547
                                                      --------

                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.0%              $     260
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   2,577,634 outstanding shares of beneficial
   interest 27,269 Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 97,127 outstanding shares of
   beneficial interest                                   1,240
   Undistributed net investment income                       4
   Accumulated net realized loss
     on investments                                     (1,347)
   Net unrealized depreciation
     on investments                                       (359)
                                                      --------
Total Net Assets--100.0%                               $26,807
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $10.02
                                                      ========

Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.02
                                                      ========

Maximum Public Offering Price
   Per Share -- Class A ($10.02 / 96%)                  $10.44
                                                      ========


PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------
MUNICIPAL BONDS--97.9%
PENNSYLVANIA--95.1%
   Allegheny County, Hospital
     Development Authority
     (RB) (MBIA)
     5.600%, 04/01/13                  $   500             516
   Allegheny County, Hospital
     Development Authority,
     Pittsburgh Mercy Health System
     (RB) (AMBAC)
     5.500%, 08/15/10                      425             443
   Allegheny County, International
     Airport (RB) (MBIA)
     5.000%, 01/01/17                      750             716
   Allegheny County, Pennsylvania
     Hospital Development Authority,
     Catholic Health East, Series A (RB)
     4.875%, 11/15/18                    1,000             931
   Altoona, City Authority, Water
     Revenue (RB) (FGIC)
     5.050%, 11/01/11                      500             496
   Beaver County (GO) (MBIA)
     5.150%, 10/01/17                    1,000             974

Statement of Net Assets

-------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
   Bethlehem, Area School District,
     Callable 10/15/08 @ 100
     (GO) (FSA)
     5.000%, 10/15/18                   $1,000        $    976
   Bethlehem, Penn School
     District (GO) (FGIC)
     4.850%, 09/01/10                      200             197
   Chester County, Health &
     Education Facilities Authority,
     Jefferson Health Systems,
     Series B (RB)
     5.375%, 05/15/27                      500             472
   Chester County, Health & Education
     Facilities Authority, Main Line
     Health Systems, Series A (RB)
     5.400%, 05/15/09                      500             503
   Delaware County, Pennsylvania
     Mercy Health Southeastern (RB)
     5.125%, 11/15/12                      500             495
   Emmaus, East Penn School District,
     Callable 11/15/05 @ 100
     (RB) (FSA)
     5.050%, 11/15/16                      150             144
   Erie-Penn, Sewer Authority
     (RB) (AMBAC)
     5.000%, 06/01/18                      450             427
   Fairview, Penn School District
     (GO) (FGIC)
     5.050%, 02/15/11                      260             258
   Franklin County, Industrial
     Development Authority
     (RB) (AMBAC)
     5.000%, 07/01/18                      500             472
   Greater Johnstown, School District,
     Callable 08/01/08 @ 100.00
     (GO) (MBIA)
     5.000%, 02/01/19                    1,300           1,227
   Harrisburg (RB) (MBIA)
     5.600%, 09/15/11                      575             592
   Hazelton, Area School District,
     Callable 03/01/08 @ 100
     (GO) (FGIC)
     5.000%, 03/01/17                    1,000             955
   Luzerne County (GO) (FGIC)
     5.600%, 12/15/16                      500             520
   Montgomery County, Abington
     Memorial Hospital (RB) (AMBAC)
     4.875%, 06/01/18                      500             466
   Moon Township, Municipal
     Authority, Water & Sewer (RB)
     3.875%, 12/01/02                        3               3

------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
------------------------------------------------------------------------------
   Norristown (GO) (A)
     5.050%, 12/15/16                  $   140       $      52
   Penn-Trafford, School District
     (GO) (AMBAC)
     4.800%, 05/01/15                    1,000             944
   Philadelphia, Authority for
     Industrial Development,
     Callable 07/01/03 @ 102 (RB)
     5.250%, 07/01/17                    1,250           1,241
   Philadelphia, Authority for
     Industrial Development
     (RB) (MBIA)
     4.900%, 06/01/12                      700             682
   Philadelphia, Hospitals &
     Higher Education Facilities
     Authority, Jefferson Health
     System, Series A, Callable
     05/15/09 @101 (RB)
     5.000%, 05/15/18                      450             408
   Philadelphia, School District
     (GO) (AMBAC)
     5.375%, 04/01/27                    1,200           1,188
   Philadelphia, Water & Wastewater,
     Callable 06/15/03 @ 100
     (RB) (FSA)
     5.000%, 06/15/16                    1,000             957
   Pittsburgh, Urban Redevelopment
     Authority (RB)
     5.750%, 10/01/14                      100             102
   Saint Mary Hospital Authority,
     Catholic Health Initiatives (RB)
     5.000%, 12/01/28                    1,000             897
   State, Convention Center Authority,
     Series A, (RB) (FGIC)
     6.000%, 09/01/19                    1,000           1,084
   State, Higher Education Facilities
     Authority (RB)
     4.500%, 07/15/18                    1,000             872
   State, Higher Education Facilities
     Authority, College & University
     Revenue (RB) (MBIA)
     5.000%, 11/01/07                      500             504
   State, Higher Education Facilities
     Authority, Drexel University
     (RB) (MBIA)
     4.500%, 05/01/13                    1,000             924
   State, Higher Education Facilities
     Authority, Health Services Project,
     Series A (RB)
     6.000%, 01/01/06                    1,000           1,052

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
-------------------------------------------------------------------------------
   State, Higher Education Facilities
     Authority, LaSalle University
     (RB) (MBIA)
     5.250%, 05/01/10                   $  200         $   203
   State, Higher Education Facilities
     Authority, Series R, Callable
     06/15/09 @ 100 (RB) (FSA)
     5.000%, 06/15/17                    1,000             954
   State, Higher Education Facilities
     Authority, University of
     Pennsylvania, Callable
     07/15/08 @ 100 (RB)
     4.500%, 07/15/21                    1,400           1,202
   State, Hospital & Education
     Authority (RB) (FSA)
     5.625%, 10/01/18                      500             508
   State, Housing Finance
     Agency (RB)
     5.450%, 10/01/14                      500             499
   State, Housing Finance Agency,
     Callable 06/04/08 @
     101.5 (RB) (AMT)
     5.500%, 10/01/22                    1,000             979
   State, Housing Finance Authority,
     Series 49 (RB) (AMT)
     5.600%, 10/01/05                       75              77
   State, Intergovernmental Coop
     Authority, Callable 06/15/09 @
     100 (RB) (FGIC)
     5.000%, 06/15/18                      200             190
     4.750%, 06/15/19                    1,050             958
   State, Second Series (GO)
     5.000%, 10/15/15                    1,250           1,213
     5.000%, 10/15/16                    1,400           1,348
   State, Series A (COP) (AMBAC)
     5.000%, 07/01/15                    1,000             955
   Tredyffrin Township,
     Callable 11/15/06 @ 100 (GO)
     5.250%, 11/15/17                    1,000             993
   Upper Merion, Pennsylvania Area
     School District, Callable
     07/15/08 @ 100 (GO)
     5.000%, 07/15/15                      500             486
                                                      --------
                                                        33,255
                                                      --------
NEW JERSEY--2.8%
   Solanco School District
     (GO) (FGIC)
     5.200%, 02/15/14                    1,000             991
                                                      --------
Total Municipal Bonds
   (Cost $35,264)                                       34,246
                                                      --------

------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                             SHARES       VALUE (000)
------------------------------------------------------------------------------
CASH EQUIVALENT--1.0%
   Federated Pennsylvania Municipal
     Cash Trust                        335,000        $    335
                                                      --------
Total Cash Equivalent
   (Cost $335)                                             335
                                                      --------
Total Investments--98.9%
   (Cost $35,599)                                       34,581
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.1%                    400
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
   authorization -- no par value) based
   on 3,522,821 outstanding shares of
   beneficial interest 35,190
   Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 40,881 outstanding shares of
   beneficial interest                                     415
   Undistributed net investment income                       1
   Accumulated net realized gain
     on investments                                        393
   Net unrealized depreciation
     on investments                                     (1,018)
                                                      --------
Total Net Assets--100.0%                               $34,981
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $9.82
                                                      ========

Net Asset Value and Redemption Price
   Per Share -- Class A                                  $9.79
                                                      ========

Maximum Public Offering Price
   Per Share -- Class A ($9.79 / 97%)                   $10.09
                                                      ========

(A) ZERO COUPON BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statement of Net Assets

EQUITY GROWTH FUND
------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
COMMON STOCKS--96.6%
AUTOMOTIVE--1.5%
   Harley-Davidson                      70,000        $  3,806
                                                      --------
BANKS--2.9%
   Northern Trust                       74,000           7,178
                                                      --------
BEAUTY PRODUCTS--0.9%
   Procter & Gamble                     25,000           2,231
                                                      --------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.5%
   Interpublic Group                    71,000           6,150
                                                      --------
COMMUNICATIONS EQUIPMENT--5.8%
   Nokia Series A (ADR)                134,000          12,269
   Tellabs*                             30,000           2,027
                                                      --------
                                                        14,296
                                                      --------
COMPUTERS & SERVICES--21.6%
   America Online*                      53,800           5,945
   Cisco Systems*                      174,000          11,212
   Compuware*                           35,000           1,113
   Dell Computer*                      182,000           6,734
   Electronic Data Systems             119,000           6,731
   EMC*                                181,000           9,955
   Microsoft*                          128,000          11,544
                                                      --------
                                                        53,234
                                                      --------
DRUGS--10.6%
   American Home Products              112,000           6,440
   Bristol-Myers Squibb                 93,200           6,565
   Merck                                41,000           3,034
   Schering Plough                     119,800           6,349
   Warner-Lambert                       54,835           3,804
                                                      --------
                                                        26,192
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--3.4%
   General Electric                     75,000           8,475
                                                      --------
FINANCIAL SERVICES--6.5%
   Freddie Mac                          75,000           4,350
   MBNA                                200,000           6,125
   Morgan Stanley, Dean Witter,
     Discover                           53,000           5,433
                                                      --------
                                                        15,908
                                                      --------
GAS/NATURAL GAS--3.0%
   Enron                                90,000           7,358
                                                      --------
INSURANCE--4.1%
   American International Group         87,150          10,202
                                                      --------
MARINE TRANSPORTATION--2.2%
   Carnival, Class A                   111,000           5,384
                                                      --------


------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--0.5%
   Network Appliance*                   20,000        $  1,117
                                                      --------
MISCELLANEOUS MANUFACTURING--3.6%
   Tyco International                   92,247           8,740
                                                      --------
PROFESSIONAL SERVICES--0.4%
   Paychex                              34,500           1,100
                                                      --------
RETAIL--10.7%
   Estee Lauder                        130,000           6,516
   Gap                                 183,712           9,255
   Home Depot                          110,800           7,140
   Starbucks*                           90,000           3,381
                                                      --------
                                                        26,292
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--6.6%
   Altera*                              27,000             994
   Applied Materials*                   66,000           4,876
   Intel                                38,000           2,261
   Texas Instruments                    57,000           8,265
                                                      --------
                                                        16,396
                                                      --------
TELEPHONES & TELECOMMUNICATION--8.1%
   Alltel                               30,000           2,145
   Lucent Technologies                 101,000           6,811
   MCI WorldCom*                       105,530           9,082
   Qwest Communications
   International*                       60,000           1,984
                                                      --------
                                                        20,022
                                                      --------
WHOLESALE--1.7%
   Johnson & Johnson                    43,000           4,214
                                                      --------
Total Common Stocks
   (Cost $149,262)                                     238,295
                                                      --------

CASH EQUIVALENT--2.7%
   Aim Short-Term Prime
     Obligation                      6,660,000           6,660
                                                      --------
Total Cash Equivalent
   (Cost $6,660)                                         6,660
                                                      --------

REGULATED INVESTMENT COMPANY--0.8%
   S&P 500 Depository
     Receipt                            15,000           2,055
                                                      --------
Total Regulated Investment
   Company
   (Cost $2,039)                                         2,055
                                                      --------
Total Investments--100.1%
   (Cost $157,961)                                     247,010
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.1%)                (287)
                                                      --------
28

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
   authorization -- no par value) based
   on 16,958,379 outstanding shares of
   beneficial interest                                $128,537
   Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 315,409 outstanding shares of
   beneficial interest 3,253
   Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 1,050,564 outstanding shares of
   beneficial interest                                  12,156
   Distributions in excess of net
     investment income                                   (294)
   Accumulated net realized gain
     on investments                                     14,022
   Net unrealized appreciation
     on investments                                     89,049
                                                      --------
Total Net Assets--100.0%                              $246,723
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $13.48
                                                      ========

Net Asset Value and Redemption Price
   Per Share -- Class A                                 $13.35
                                                      ========

Maximum Public Offering Price
   Per Share -- Class A ($13.35 / 94.5%)                $14.13
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $13.17
                                                      ========

* NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A DEFERRED SALES CHARGE.
ADR -- AMERICAN DEPOSITORY RECEIPT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EQUITY VALUE FUND
-------------------------------------------------------------------------------
COMMON STOCKS--98.4%
AEROSPACE & DEFENSE--1.5%
   Lockheed Martin                     125,000           4,656
                                                      --------
AIRCRAFT--2.0%
   United Technologies                  90,000           6,452
                                                      --------
BANKS--6.7%
   Bank of America                      56,000           4,105
   Bank of New York                    150,000           5,503
   Chase Manhattan                      60,000           5,197
   J.P. Morgan                          45,000           6,322
                                                      --------
                                                        21,127
                                                      --------

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
BEAUTY PRODUCTS--1.4%
   Procter & Gamble                     50,000        $  4,462
                                                      --------
CHEMICALS--2.5%
   Air Products & Chemicals             90,000           3,622
   E.I. DuPont de Nemours               65,000           4,440
                                                      --------
                                                         8,062
                                                      --------
COMPUTERS & SERVICES--8.7%
   Hewlett Packard                      85,000           8,542
   International Business Machines      70,000           9,047
   Microsoft*                          110,000           9,921
                                                      --------
                                                        27,510
                                                      --------
DRUGS--10.3%
   Bristol-Myers Squibb                110,000           7,748
   Glaxo Wellcome PLC (ADR)             95,000           5,379
   Merck                                96,000           7,104
   Pfizer                               60,000           6,585
   SmithKline Beecham PLC (ADR)         90,000           5,946
                                                      --------
                                                        32,762
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--5.1%
   Emerson Electric                     70,000           4,401
   FPL Group                            70,000           3,824
   General Electric                     70,000           7,910
                                                      --------
                                                        16,135
                                                      --------
ENTERTAINMENT--1.2%
   Walt Disney                         125,000           3,852
                                                      --------
FINANCIAL SERVICES--5.4%
   American Express                     50,000           6,506
   Federal National Mortgage
     Association                        85,000           5,812
   Textron                              60,000           4,939
                                                      --------
                                                        17,257
                                                      --------
FOOD, BEVERAGE & TOBACCO--3.9%
   Bestfoods                            95,000           4,702
   PepsiCo                             100,000           3,869
   Sara Lee                            170,000           3,857
                                                      --------
                                                        12,428
                                                      --------
GAS/NATURAL GAS--3.0%
   Consolidated Natural Gas             60,000           3,645
   Enron                                70,000           5,722
                                                      --------
                                                         9,367
                                                      --------
HOUSEHOLD PRODUCTS--1.7%
   Colgate-Palmolive                    55,000           5,431
                                                      --------

Statement of Net Assets

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
INSURANCE--4.1%
   American International Group         60,000        $  7,024
   Citigroup                           127,500           6,056
                                                      --------
                                                        13,080
                                                      --------
LEISURE PRODUCTS--1.3%
   Mattel                              150,000           3,966
                                                      --------
MACHINERY--1.2%
   Deere                               100,000           3,963
                                                      --------
MANUFACTURING--1.4%
   Minnesota Mining &
   Manufacturing                        50,000           4,347
                                                      --------
MEDICAL PRODUCTS & SERVICES--0.5%
   Becton Dickinson                     51,500           1,545
                                                      --------
PAPER & PAPER PRODUCTS--1.5%
   Kimberly Clark                       85,000           4,845
                                                      --------
PETROLEUM & FUEL PRODUCTS--1.3%
   Schlumberger                         65,000           4,140
                                                      --------
PETROLEUM REFINING--7.0%
   BP Amoco (ADR)                       50,000           5,425
   Exxon                                65,000           5,013
   Mobil                                65,000           6,435
   Royal Dutch Petroleum (ADR)          90,000           5,423
                                                      --------
                                                        22,296
                                                      --------
PRINTING & PUBLISHING--5.0%
   Gannett                              85,000           6,067
   Time Warner                         135,000           9,923
                                                      --------
                                                        15,990
                                                      --------
RAILROADS--2.1%
   Burlington Northern Santa Fe        105,000           3,255
   Union Pacific                        60,000           3,499
                                                      --------
                                                         6,754
                                                      --------
RETAIL--2.8%
   Safeway*                             75,000           3,713
   Wal-Mart Stores                     110,000           5,308
                                                      --------
                                                         9,021
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--2.4%
   Intel                               130,000           7,735
                                                      --------
TELEPHONES & TELECOMMUNICATION--14.4%
   Ameritech                           100,000           7,350
   BellSouth                           145,000           6,797
   Lucent Technologies                 150,000          10,116
   MCI WorldCom*                        60,000           5,164

------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
   Motorola                            100,000        $  9,475
   SBC Communications                  115,000           6,670
                                                      --------
                                                        45,572
                                                      --------
Total Common Stocks
   (Cost $204,385)                                     312,755
                                                      --------

CASH EQUIVALENTS--1.5%
   SEI Liquid Asset Trust --
     Government Portfolio            4,232,000           4,232
   SEI Liquid Asset Trust--
     Treasury Portfolio                481,000             481
                                                      --------
Total Cash Equivalents
   (Cost $4,713)                                         4,713
                                                      --------
Total Investments--99.9%
   (Cost $209,098)                                     317,468
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.1%                    209
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
   authorization -- no par value) based
   on 15,515,048 outstanding shares of
   beneficial interest                                 164,367
   Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 1,114,350 outstanding shares of
   beneficial interest                                  13,642
   Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 1,620,112 outstanding shares of
   beneficial interest                                  24,227
   Accumulated net realized gain
     on investments                                      7,071
   Net unrealized appreciation
     on investments                                    108,370
                                                      --------
Total Net Assets--100.0%                              $317,677
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $17.42
                                                      ========

Net Asset Value and Redemption Price
   Per Share -- Class A                                 $17.41
                                                      ========

Maximum Public Offering Price Per Share --
   Class A ($17.41 / 94.5%)                             $18.42
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $17.31
                                                      ========

*NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A DEFERRED SALES CHARGE.
ADR -- AMERICAN DEPOSITORY RECEIPT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

EQUITY INCOME FUND
-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS--88.3%
AEROSPACE & DEFENSE--1.2%
   Allied Signal                        25,000        $  1,575
                                                      --------
AIRCRAFT--2.1%
   United Technologies                  40,000           2,867
                                                      --------
AUTOMOTIVE--2.7%
   Dana                                 40,000           1,842
   Ford Motor                           30,000           1,693
                                                      --------
                                                         3,535
                                                      --------
BANKS--6.2%
   Bank of New York                     70,000           2,568
   Bank One                             33,000           1,966
   Chase Manhattan                      26,000           2,252
   J.P. Morgan                          11,000           1,545
                                                      --------
                                                         8,331
                                                      --------
CHEMICALS--2.0%
   E.I. DuPont de Nemours               40,000           2,732
                                                      --------
DRUGS--13.4%
   American Home Products               26,000           1,495
   Bristol-Myers Squibb                 50,000           3,522
   Glaxo Wellcome PLC (ADR)             40,000           2,265
   Merck                                30,000           2,220
   Monsanto*, ACES                      35,000           1,404
   Pfizer                               20,000           2,195
   Pharmacia & Upjohn                   40,000           2,273
   SmithKline Beecham PLC (ADR)         40,000           2,643
                                                      --------
                                                        18,017
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--7.5%
   Emerson Electric                     25,000           1,572
   General Electric                     41,000           4,633
   Honeywell                            15,000           1,738
   Thomas & Betts                       45,000           2,126
                                                      --------
                                                        10,069
                                                      --------
ENVIRONMENTAL SERVICES--1.3%
   Browning-Ferris Industries           40,000           1,720
                                                      --------
FINANCIAL SERVICES--5.1%
   Federal National Mortgage
     Association                        25,000           1,709
   Household International              45,000           2,132
   Textron                              37,000           3,046
                                                      --------
                                                         6,887
                                                      --------
FOOD, BEVERAGE & TOBACCO--2.4%
   Bestfoods                            37,000           1,832
   Sara Lee                             60,000           1,361
                                                      --------
                                                         3,193
                                                      --------

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
GAS/NATURAL GAS--5.4%
   Consolidated Natural Gas             30,000        $  1,823
   Enron                                40,000           3,270
   Williams                             50,000           2,128
                                                      --------
                                                         7,221
                                                      --------
GLASS PRODUCTS--1.1%
   PPG Industries                       25,000           1,477
                                                      --------
HOUSEHOLD PRODUCTS--2.1%
   Colgate-Palmolive                    19,000           1,876
   Sherwin Williams                     35,000             971
                                                      --------
                                                         2,847
                                                      --------
INSURANCE--10.6%
   Allstate                             40,000           1,435
   American General                     25,000           1,884
   American International Group         17,000           1,990
   Lincoln National                     50,000           2,616
   Marsh & McLennan                     40,000           3,020
   St. Paul                             42,000           1,336
   XL Capital, Class A                  35,000           1,978
                                                      --------
                                                        14,259
                                                      --------
MEDICAL PRODUCTS & SERVICES--1.5%
   Baxter International                 33,000           2,001
                                                      --------
PAPER & PAPER PRODUCTS--1.7%
   Kimberly Clark                       40,000           2,280
                                                      --------
PETROLEUM REFINING--7.6%
   BP Amoco (ADR)                       28,000           3,038
   Chevron                              22,000           2,094
   Mobil                                30,000           2,970
   Texaco                               33,000           2,063
                                                      --------
                                                        10,165
                                                      --------
PRINTING & PUBLISHING--4.3%
   Hollinger International              70,000             831
   McGraw-Hill                          60,000           3,236
   Readers Digest                       46,000           1,702
                                                      --------
                                                         5,769
                                                      --------
RAILROADS--0.9%
   Burlington Northern Santa Fe         40,000           1,240
                                                      --------
RETAIL--2.3%
   Limited                              68,000           3,086
                                                      --------

Statement of Net Assets

-------------------------------------------------------------------------------
                                         SHARES          MARKET
DESCRIPTION                         FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION--6.9%
   AT&T                                 40,000        $  2,233
   Bell Atlantic                        26,000           1,700
   BellSouth                            70,000           3,281
   Vodafone Group                       10,342           2,037
                                                      --------
                                                         9,251
                                                      --------
Total Common Stocks
   (Cost $83,248)                                      118,522
                                                      --------

PREFERRED STOCKS--4.0%
   El Paso Energy Capital Trust         30,000           1,485
   Ingersoll-Rand                       35,000           1,050
   Mattel                               41,500             415
   Psinet*                              10,000             483
   Seagrams* ACES                        6,000             300
   Union Pacific Capital Trust* (A)     30,000           1,586
                                                      --------
Total Preferred Stocks
   (Cost $5,078)                                         5,319
                                                      --------

CONVERTIBLE BOND--1.5%
   Newell Financial Trust I*               $35           1,951
                                                      --------
Total Convertible Bond
   (Cost $1,789)                                         1,951
                                                      --------

REGULATED INVESTMENT COMPANY--1.1%
   Estee Lauder, TRACES                 15,000           1,414
                                                      --------
Total Regulated Investment
   Company
   (Cost $1,298)                                         1,414
                                                      --------

CASH EQUIVALENT--4.4%
   SEI Liquid Asset Trust --
     Prime Obligation                5,905,000           5,905
                                                      --------
Total Cash Equivalent
   (Cost $5,905)                                         5,905
                                                      --------
Total Investments--99.3%
   (Cost $97,319)                                      133,111
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.7%                    904
                                                      --------

------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
   authorization -- no par value) based
   on 6,354,743 outstanding shares of
   beneficial interest                                $ 62,439
   Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 1,211,084 outstanding shares of
   beneficial interest                                  14,894
   Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 1,302,318 outstanding shares of
   beneficial interest                                  18,682
   Distributions in excess of net
   investment income                                       (81)
   Accumulated net realized gain
     on investments                                      2,289
   Net unrealized appreciation on
     investments                                        35,792
                                                      --------
Total Net Assets--100.0%                              $134,015
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $15.12
                                                      ========

Net Asset Value and Redemption Price
   Per Share -- Class A                                 $15.15
                                                      ========

Maximum Public Offering Price Per Share --
   Class A ($15.15 / 94.5%)                             $16.03
                                                      ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $15.04
                                                      ========

*NON-INCOME PRODUCING SECURITY.
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS NORMALLY EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL INVESTORS.
ACES -- ADJUSTABLE CONVERTIBLE RATE EQUITY SECURITY UNITS
ADR -- AMERICAN DEPOSITORY RECEIPT
TRACES -- TRUST AUTOMATIC COMMON EXCHANGE SECURITIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EQUITY INDEX FUND
--------------------------------------------------------------------------------
MUTUAL FUND--99.5%
   SEI S&P 500 Index Portfolio      46,000,000          19,898
                                                      --------
Total Mutual Fund
   (Cost $17,939)                                       19,898
                                                      --------
Total Investments--99.5%
   (Cost $17,939)                                       19,898
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.5%                    106
                                                      --------

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 267,484 outstanding shares of
     beneficial interest                              $  3,307
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 90,725 outstanding shares of
     beneficial interest                                 1,069
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 1,147,191 outstanding shares of
     beneficial interest                                13,706
   Distributions in excess of net investment
     income                                                (66)
   Accumulated net realized gain
     on investments                                         29
   Net unrealized appreciation on investments            1,959
                                                      --------
Total Net Assets--100.0%                              $ 20,004
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $13.41
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $13.28
                                                      ========
Maximum Public Offering Price
   Per Share -- Class A ($13.28 / 94.5%)                $14.05
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $13.26
                                                      ========

(1) CLASS B HAS A DEFERRED SALES CHARGE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MID CAP FUND
------------------------------------------------------------------------------
COMMON STOCKS--100.0%
APPAREL/TEXTILES--1.2%
   U.S. Industries                       6,412             109
                                                      --------
AUTOMOTIVE--3.9%
   Cooper*                              14,250             355
                                                      --------
BROADCASTING, NEWSPAPERS &
   ADVERTISING--1.8%
   Antec*                                5,000             160
                                                      --------
COMMUNICATIONS EQUIPMENT--1.8%
   ADC Telecommunications*               3,600             164
                                                      --------
COMPUTERS & SERVICES--8.4%
   Black Box*                            4,750             238
   Compuware*                            5,700             181
   Sungard Data Systems*                 9,975             344
                                                      --------
                                                           763
                                                      --------
-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
DRUGS--8.6%
   Alza*                                 4,275        $    218
   Centocor*                             7,125             332
   Watson Pharmaceuticals*               6,412             225
                                                      --------
                                                           775
                                                      --------
HOUSEHOLD PRODUCTS--3.5%
   Danaher                               5,462             318
                                                      --------
INSURANCE--3.9%
   Delphi Financial Group*               5,139             184
   Radian Group                          3,445             168
                                                      --------
                                                           352
                                                      --------
MEDICAL PRODUCTS & SERVICES--5.5%
   Biomet*                               5,320             212
   Omnicare                             12,500             158
   PSS World Medical*                   11,400             128
                                                      --------
                                                           498
                                                      --------
MISCELLANEOUS BUSINESS
   SERVICES--18.2%
   Cendant*                             10,260             210
   Citrix Systems*                       2,375             134
   Comdisco                             11,875             304
   CSG Systems International*            5,000             131
   Electronic Arts*                      5,985             325
   Parametric Technology*               10,640             148
   QuadraMed*                           13,775             112
   Zomax*                                6,615             291
                                                      --------
                                                         1,655
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--2.0%
   Stewart Enterprises, Class A         12,635             184
                                                      --------
PROFESSIONAL SERVICES--2.7%
   Devry*                               10,925             244
                                                      --------
RETAIL--13.8%
   CBRL Group                            4,750              82
   Papa John's International*            2,850             127
   Pier 1 Imports                       14,250             160
   Piercing Pagoda*                     15,390             194
   Rainforest Cafe*                     20,520             104
   Rite Aid                              3,800              94
   Stage Stores*                        14,250              93
   Tech Data*                           10,450             400
                                                      --------
                                                         1,254
                                                      --------

Statement of Net Assets

----------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
----------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS--6.4%
   American Power Conversion*           14,250        $    287
   Analog Devices*                       2,315             116
   C-Cube Microsystems Inc*              5,700             181
                                                      --------
                                                           584
                                                      --------
SPECIALTY MACHINERY--2.5%
   SLI*                                  8,360             226
                                                      --------
TELEPHONES & TELECOMMUNICATION--2.1%
   Pacific Gateway Exchange*             6,650             194
                                                      --------
TESTING LABORATORIES--6.9%
   Chiron*                              15,675             325
   Quintiles Transnational*              7,200             302
                                                      --------
                                                           627
                                                      --------
TRUCKING--3.7%
   Suiza Foods*                          7,980             334
                                                      --------
WHOLESALE--3.1%
   Cardinal Health                       4,417             283
                                                      --------
Total Common Stocks
   (Cost $7,096)                                         9,079
                                                      --------

CASH EQUIVALENT--0.1%
   SEI Liquid Asset Trust --
     Government Portfolio                6,000               6
                                                      --------
Total Cash Equivalent
   (Cost $6)                                                 6
                                                      --------
Total Investments--100.2%
   (Cost $7,102)                                         9,085
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)                  (15)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 851,088 outstanding shares of
     beneficial interest                                 7,031
   Distributions in excess of net
     investment income                                    (25)
   Accumulated net realized gain on investments             81
   Net unrealized appreciation on investments            1,983
                                                      --------
Total Net Assets--100.0%                                $9,070
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $10.66
                                                      ========
* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BALANCED FUND
------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
COMMON STOCKS--69.6%
AIRCRAFT--1.9%
   United Technologies                  20,000        $  1,434
                                                      --------
APPAREL/TEXTILES--1.2%
   U.S. Industries                      55,000             935
                                                      --------
BANKS--6.7%
   Bank of America                      21,000           1,540
   Bank of New York                     16,000             587
   Chase Manhattan                      20,000           1,732
   First Union                          25,000           1,175
                                                      --------
                                                         5,034
                                                      --------
BEAUTY PRODUCTS--1.1%
   Gillette                             20,000             820
                                                      --------
CHEMICALS--3.0%
   Air Products & Chemicals             23,000             926
   E.I. DuPont de Nemours               20,000           1,366
                                                      --------
                                                         2,292
                                                      --------
COMPUTERS & SERVICES--5.4%
   Cisco Systems*                       26,000           1,675
   Dell Computer*                       35,000           1,295
   Microsoft*                           12,000           1,082
                                                      --------
                                                         4,052
                                                      --------
DRUGS--7.6%
   Bristol-Myers Squibb                 12,000             845
   Glaxo Wellcome PLC (ADR)             10,000             566
   Merck                                11,000             814
   Monsanto*, ACES                      35,000           1,404
   Pfizer                               10,000           1,097
   SmithKline Beecham PLC (ADR)         15,000             991
                                                      --------
                                                         5,717
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--3.9%
   General Electric                     11,000           1,243
   Honeywell                            15,000           1,738
                                                      --------
                                                         2,981
                                                      --------
ENTERTAINMENT--0.8%
   Walt Disney                          20,000             616
                                                      --------
FINANCIAL SERVICES--6.0%
   American Express                      6,000             781
   Federal National Mortgage
     Association                        12,000             820
   Franklin Resources                   10,000             406
   Merrill Lynch                         7,000             560
   Morgan Stanley, Dean Witter,
     Discover                            5,000             512
   Textron                              18,000           1,482
                                                      --------
                                                         4,561
                                                      --------

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--0.6%
   Campbell Soup                        10,000        $    464
                                                      --------
GAS/NATURAL GAS--3.3%
   Enron                                15,000           1,226
   Williams                             30,000           1,277
                                                      --------
                                                         2,503
                                                      --------
HOUSEHOLD PRODUCTS--4.5%
   Clorox                               11,000           1,175
   Colgate-Palmolive                    10,000             987
   Illinois Tool Works                  15,000           1,230
                                                      --------
                                                         3,392
                                                      --------
INSURANCE--3.2%
   American International Group          6,000             702
   Citigroup                            27,750           1,318
   UNUM                                  7,500             411
                                                      --------
                                                         2,431
                                                      --------
MACHINERY--2.2%
   Ingersoll-Rand                       26,000           1,680
                                                      --------
MISCELLANEOUS MANUFACTURING--2.7%
   Tyco International                   21,000           1,990
                                                      --------
PETROLEUM REFINING--1.9%
   BP Amoco (ADR)                        5,293             574
   Mobil                                 6,000             594
   USX Marathon                          7,000             228
                                                      --------
                                                         1,396
                                                      --------
PROFESSIONAL SERVICES--0.3%
   Halliburton                           5,000             226
                                                      --------
RETAIL--1.8%
   Limited                              25,000           1,134
   Office Depot*                        10,000             221
                                                      --------
                                                         1,355
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--3.2%
   Applied Materials*                   15,000           1,108
   Intel                                22,000           1,309
                                                      --------
                                                         2,417
                                                      --------
TELEPHONES & TELECOMMUNICATION--6.0%
   AT&T                                 25,000           1,395
   Lucent Technologies                  24,000           1,619
   MCI WorldCom*                        18,000           1,549
                                                      --------
                                                         4,563
                                                      --------
TRUCKING--1.0%
   CNF Transportation                   20,000             768
                                                      --------


                                   SHARES/FACE          MARKET
DESCRIPTION                          AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
WHOLESALE--1.6%
   Johnson & Johnson                    12,000        $  1,176
                                                      --------
Total Common Stocks
   (Cost $36,810)                                       52,803
                                                      --------

CORPORATE BONDS--18.5%
BANKS--1.9%
   Bank One Texas
     6.250%, 02/15/08                   $1,000             955
   NBD Bancorp
     7.125%, 05/15/07                      500             503
                                                      --------
                                                         1,458
                                                      --------
FINANCIAL SERVICES--3.3%
   Bear Stearns
     6.625%, 10/01/04                      800             787
   Goldman Sachs
     6.650%, 05/15/09                      750             725
   Merrill Lynch & Company,
     Series B
     6.070%, 04/06/04                      950             930
                                                      --------
                                                         2,442
                                                      --------
FOOD, BEVERAGE & TOBACCO--1.3%
   PepsiCo
     6.125%, 03/04/08                    1,000             956
                                                      --------
INDUSTRIAL--4.5%
   Amoco
     6.250%, 10/15/04                    1,000             994
   Browning-Ferris
     6.375%, 01/15/08                      500             432
   McDonald's
     6.500%, 08/01/07                    1,000             998
   Philip Morris
     9.250%, 02/15/00                      100             102
   Sara Lee (MTN)
     6.000%, 01/15/08                      950             906
                                                      --------
                                                         3,432
                                                      --------
INSURANCE--1.2%
   Citigroup
     6.200%, 03/15/09                    1,000             940
                                                      --------
MACHINERY--1.2%
   Tyco International Group
     6.125%, 01/15/09                    1,000             926
                                                      --------
PETROLEUM REFINING--1.3%
   Conoco
     6.350%, 04/15/09                    1,000             960
                                                      --------
                                                           960
                                                      --------

Statement of Net Assets

------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION--2.5%
   AT&T
     6.000%, 03/15/09                   $2,000        $  1,888
                                                      --------
UTILITIES--1.3%
   GTE
     6.460%, 04/15/08                    1,000             968
                                                      --------
Total Corporate Bonds
   (Cost $14,659)                                       13,970
                                                      --------

U.S. TREASURY OBLIGATIONS--5.8%
   U.S. Treasury Notes
     5.750%, 11/15/00                      300             301
     5.000%, 02/28/01                    1,000             993
     5.500%, 03/31/03                      500             495
     6.625%, 05/15/07                    1,000           1,041
     6.125%, 08/15/07                    1,500           1,516
                                                      --------
Total U.S. Treasury Obligations
   (Cost $4,304)                                         4,346
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS--3.9%
   Federal Farm Credit Bank
     6.000%, 01/07/08                    1,000             972
   Federal Home Loan Mortgage
     Corporation
     6.704%, 01/09/07                      500             508
   Federal National Mortgage
     Association
     5.750%, 04/15/03                    1,000             991
     7.760%, 08/02/06                      500             502
                                                      --------
Total U.S. Government Agency
   Obligations
   (Cost $3,001)                                         2,973
                                                      --------

CERTIFICATE OF DEPOSIT--0.5%
   National City Bank Cleveland
     7.100%, 09/25/12                      400             376
                                                      --------
Total Certificate of Deposit
   (Cost $400)                                             376
                                                      --------

CASH EQUIVALENTS--1.1%
   SEI Liquid Asset Trust --
     Government Portfolio              687,000             687
   SEI Liquid Asset Trust--
     Treasury Portfolio                177,000             177
                                                      --------
Total Cash Equivalents
   (Cost $864)                                             864
                                                      --------

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                             SHARES       VALUE (000)
-------------------------------------------------------------------------------
Total Investments--99.7%
   (Cost $60,038)                                     $ 75,332
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.3%                    245
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par
     value) based on 2,180,423 outstanding
     shares of beneficial interest                      21,427
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 770,469 outstanding shares of
     beneficial interest                                 8,106
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 2,259,093 outstanding shares of
     beneficial interest                                29,677
   Accumulated net realized gain
     on investments                                      1,073
   Net unrealized appreciation on investments           15,294
                                                      --------
Total Net Assets--100.0%                              $ 75,577
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $14.54
                                                      ========
Net Asset Value and Redemption Price Per
   Share -- Class A                                     $14.56
                                                      ========
Maximum Public Offering Price Per Share --
   Class A ($14.56 / 94.5%)                             $15.41
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $14.46
                                                      ========
* NON-INCOME PRODUCING SECURITY.
(1) CLASS B HAS A DEFERRED SALES CHARGE.
ACES -- ADJUSTABLE CONVERTIBLE RATE EQUITY SECURITY UNITS
ADR -- AMERICAN DEPOSITORY RECEIPT
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--93.1%
BELGIUM--0.6%
   Barco N.V.                              850        $    137
                                                      --------
DENMARK--0.5%
   Bang & Olufsen Holding, Series B      1,700             108
                                                      --------
FINLAND--2.2%
   Nokia ADR, Series A                   3,300             302
   Sampo Insurance, Series A             6,000             174
                                                      --------
                                                           476
                                                      --------

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------
MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
FRANCE--12.3%
   Altran Technologies                     800        $    212
   AXA                                   2,500             306
   CGIP                                  5,000             243
   Dassault Systemes                     5,000             166
   L'Oreal                                 300             203
   Louis Vuitton Moet Hennessy             800             235
   Louis Vuitton Moet Hennessy
     Bonus Rights*                         800              23
   Scor                                  7,500             373
   Societe Generale, Series A            1,660             293
   TotalFina, Series B                   3,199             414
   Vivendi                               3,272             266
                                                      --------
                                                         2,734
                                                      --------
GERMANY--3.8%
   Allianz - Registered                    700             195
   Bayerische Motoren Werke                200             138
   Mannesmann - Registered               2,734             409
   Muenchener Rueckvers
     (New) - Registered*                   500              92
                                                      --------
                                                           834
                                                      --------
HONG KONG--2.6%
   HSBC Holdings                         6,900             244
   SmarTone Telecommunications
     Holdings                           45,000             160
   Sun Hung Kai Properties              19,161             175
                                                      --------
                                                           579
                                                      --------
IRELAND--2.8%
   Allied Irish Banks                   12,000             158
   Allied Irish Banks (GBP)              6,972              92
   CRH                                   6,000             107
   Elan Group (ADR)                      8,000             222
   Greencore Group                      15,000              47
                                                      --------
                                                           626
                                                      --------
ITALY--0.7%
   Telecom Italia                       15,000             156
                                                      --------
JAPAN--20.5%
   Bridgestone                          10,000             302
   Fuji Photo Film                       6,000             227
   Honda Motor                           5,000             212
   Hoya                                  4,000             225
   Mikuni Coca-Cola Bottling             5,000             101
   Murata Manufacturing                  3,000             197
   Nintendo                              2,500             351
   NTT Data                                 35             278
   NTT Mobile Communication
     Network                                 8             108
   NTT Mobile Communication
     Network (New)*                         32             428

------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
   Rohm                                  4,000        $    625
   Sony                                  3,100             334
   Takeda Chemical Industries           11,000             509
   Tokyo Broadcasting System            10,000             144
   Tokyo Electron                        5,000             339
   Yasuda Fire & Marine Insurance       30,000             159
                                                      --------
                                                         4,539
                                                      --------
MALAYSIA(2)--0.1%
   Genting Berhad                        2,000               8
   Telekom Malaysia                      3,000              11
   YTL                                   5,000              11
                                                      --------
                                                            30
                                                      --------
NETHERLANDS--10.0%
   Aegon ADR                            10,000             740
   ASM Lithography Holding*              5,000             290
   Getronics                             4,000             154
   Heineken                              4,500             231
   Hunter Douglas                        2,560              88
   Kempen &  Co NV                       4,000             201
   Philips Electronics                   3,076             304
   Vendex                                7,533             202
                                                      --------
                                                         2,210
                                                      --------
SINGAPORE--2.2%
   Jardine Strategic Holdings           75,000             195
   Singapore Press Holdings             17,000             290
                                                      --------
                                                           485
                                                      --------
SPAIN--0.6%
   Banco Popular Espanol                 2,000             144
                                                      --------
SWEDEN--5.7%
   ABB, Series B                        20,000             267
   Assa Abloy, Series B                 32,000             349
   Assa Abloy, Series B Rights*         32,000               7
   AstraZeneca                           5,045             198
   Bure Investment Aktiebolaget          4,000              21
   Hennes & Mauritz, Series B           14,000             348
   Om Gruppen                            7,000              80
                                                      --------
                                                         1,270
                                                      --------
SWITZERLAND--9.6%
   Credit Suisse Group - Registered      2,500             434
   Nestle - Registered                     156             282
   Pharma Vision 2000 - Bearer*            200             126
   Roche Holding - Bearer                   10             165
   Roche Holding - Genusscheine             60             619
   Swiss Reinsurance - Registered          145             277
   Swisscom - Registered                   600             227
                                                      --------
                                                         2,130
                                                      --------

Statement of Net Assets

------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
------------------------------------------------------------------------------
UNITED KINGDOM--18.9%
   BP Amoco (ADR)                        2,256        $    245
   Capita Group                         15,000             155
   CGU                                  13,000             188
   Compass Group                        38,000             377
   Diageo                               10,000             104
   Dixons Group                         18,000             336
   Hays                                 20,000             211
   Invensys                             35,000             166
   Lloyds TSB Group                     14,000             190
   Misys                                27,000             231
   Next                                 13,000             158
   Provident Financial                  10,000             139
   Rentokil Initial                     80,000             312
   Schroders                             9,027             184
   Securicor                            28,000             246
   SmithKline Beecham                   15,000             195
   Tomkins                              42,000             182
   Vodafone Group                       16,000             315
   WPP Group                            30,000             254
                                                      --------
                                                         4,188
                                                      --------
Total Foreign Common Stocks
   (Cost $18,070)                                       20,646
                                                      --------

FOREIGN PREFERRED STOCKS--2.0%
BRAZIL--0.0%
   CIA Vale do Rio Doce*                 2,000              --
                                                      --------
GERMANY--2.0%
   SAP                                   1,100             441
                                                      --------
Total Foreign Preferred Stocks
   (Cost $599)                                             441
                                                      --------

FOREIGN WARRANTS--0.1%
SWITZERLAND--0.1%
   Credit Suisse Group,
     expire 12/17/99*                   50,000              33
                                                      --------
THAILAND--0.0%
   Siam Commercial Bank,
     expire 12/31/02*                      300              --
                                                      --------
Total Foreign Warrants
   (Cost $30)                                               33
                                                      --------

FOREIGN OPTION--0.5%
JAPAN--0.5%
   Salomon Smith Barney Nikkei 225,
     expires 05/09/00*                      20             100
                                                      --------
Total Foreign Option
   (Cost $100)                                             100
                                                      --------

-------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
-------------------------------------------------------------------------------
CASH EQUIVALENT--3.8%
   UBOC Money Market
     Demand Deposit                    852,688        $    853
                                                      --------
Total Cash Equivalent
   (Cost $853)                                             853
                                                      --------
Total Investments--99.5%
   (Cost $19,652)                                       22,073
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.5%                    112
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 1,815,215 outstanding shares of
     beneficial interest                                18,979
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 48,233 outstanding shares of
     beneficial interest                                   465
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 39,195 outstanding shares of
     beneficial interest                                   439
   Accumulated net investment loss                          (1)
   Accumulated net realized loss
     on investments                                       (365)
   Net unrealized appreciation on investments            2,421
   Net unrealized appreciation on foreign
     currency and translation of other
     assets and liabilities in foreign
     currency investments                                  247
                                                      --------
Total Net Assets--100.0%                              $ 22,185
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $11.67
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $11.61
                                                      ========
Maximum Public Offering Price Per Share --
   Class A ($11.61 / 94.5%)                             $12.29
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class B (1)                             $11.45
                                                      ========
(1) CLASS B HAS A DEFERRED SALES CHARGE.
(2) THE REPATRIATION OF PROCEEDS RECEIVED FROM THE SALE OF THESE SECURITITES ARE SUBJECT TO A LEVY DEPENDING UPON THE LENGTH OF TIME THE POSITION HAS BEEN HELD. THIS LEVY IS APPLICABLE TO SECURITIES PURCHASED BEFORE FEBRUARY 15, 1999. THE LEVY RANGES FROM 30% TO 0% AND IS BASED ON THE DATE THE PROCEEDS ARE REPATRIATED. AS A RESULT, THESE SECURITIES ARE BEING TREATED AS ILLIQUID UNTIL SEPTEMBER 1, 1999, WHEN THE LEVY IS NO LONGER IN EFFECT.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
GBP -- TRADED IN GREAT BRITISH POUNDS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

Statement of Operations (000)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)

                                            --------------------------------------------------------------------------------------
                                            U.S. TREASURY       PRIME                             U.S. TREASURY      INSTITUTIONAL
                                             SECURITIES      OBLIGATION         TAX-EXEMPT         SECURITIES           SELECT
                                                MONEY           MONEY              MONEY           PLUS MONEY            MONEY
                                               MARKET          MARKET             MARKET             MARKET             MARKET
                                                FUND            FUND               FUND               FUND               FUND
                                            --------------------------------------------------------------------------------------
INTEREST INCOME:                               $20,359         $19,024            $2,515             $1,472              $4,863
                                            --------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                       1,529           1,338               282                 47                  98
Less: Investment advisory fee waived                --              --               (60)               (39)                 --
Administration fee                                 873             764               161                111                  98
Custody fee                                        109              96                20                  8                  25
Transfer agency fee                                 61              69                22                 23                  14
Professional fees                                   68              57                12                  6                  13
Registration fees                                   71              54                68                  1                  15
Distribution fees (1)                              106             217                26                 10                  --
Printing expense                                    48              41                16                  5                   9
Insurance and other expenses                        32              17                 3                  2                  10
                                            --------------------------------------------------------------------------------------
   Total expenses, net                           2,897           2,653               550                174                 282
                                            --------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           17,462          16,371             1,965              1,298               4,581
   Net realized (loss)
   on investments                                   (2)             --                (1)                --                  --
                                            --------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $17,460         $16,371            $1,964             $1,298              $4,581
                                            ======================================================================================

(1) DISTRIBUTION FEES ARE INCURRED AT THE CLASS A, CLASS B AND CLASS S LEVELS.THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND ALSO INCURS DISTRIBUTION FEES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              39

--------------------------------------------------------------------------------
Statement of Operations (000)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)

                                            --------------------------------------------------------------------------------------
                                                                                                   INTERMEDIATE-
                                                                  HIGH          NEW JERSEY             TERM          PENNSYLVANIA
                                                FIXED             YIELD          MUNICIPAL          GOVERNMENT         MUNICIPAL
                                               INCOME             BOND          SECURITIES          SECURITIES        SECURITIES
                                                FUND              FUND             FUND                FUND              FUND
                                            --------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income                               $    --           $  --            $   --               $ --                $ --
   Interest income                               6,798             229             3,382                893                 907
   Less: Foreign taxes withheld                     --              --                --                 --                  --
                                            --------------------------------------------------------------------------------------
   Total income                                  6,798             229             3,382                893                 907
                                            --------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                         672              14               398                 89                 110
Less: investment advisory fee waived              (114)             (5)              (77)               (28)                (30)
Less: Reimbursement from Advisor                    --              (7)               --                 --                  --
Administration fee                                 224               5               133                 30                  37
Less: Administration fee waiver                     --              (5)               --                 --                  --
Custody fee                                         28               1                17                  4                   5
Transfer agency fee                                 39              17                26                 17                  15
Professional fees                                   17               1                12                  3                   3
Registration fees                                    7               4                 4                 --                   1
Distribution fees (1)                               46              18                19                  2                   1
Printing expense                                    16              --                12                  3                   3
Amortization of deferred
  organizational costs                              --               4                --                 --                  --
Insurance and other expenses                         7              --                 7                  1                   2
                                            --------------------------------------------------------------------------------------
   Total expenses, net                             942              47               551                121                 147
                                            --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     5,856             182             2,831                772                 760

   Net realized gain (loss)
   on investments                                 (165)             (2)              269                 96                 285
   Net realized (loss) on foreign currency
     transactions and foreign
     currency contracts                             --              --                --                 --                  --
   Net change in unrealized appreciation
     on foreign currency and translation
     of other assets and liabilities
     denominated in foreign currency                --              --                --                 --                  --
   Net change in unrealized appreciation
     (deprecation) on investments               (9,671)           (113)           (4,279)            (1,118)             (1,865)
                                            --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $ (3,980)         $   67           $(1,179)            $ (250)             $ (820)
                                            ======================================================================================


(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE CLASS A AND CLASS B LEVELS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
      EQUITY             EQUITY             EQUITY             EQUITY                                                INTERNATIONAL
      GROWTH              VALUE             INCOME              INDEX             MID CAP           BALANCED            EQUITY
       FUND               FUND               FUND               FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------

   $    636           $  2,007             $  1,475             $   51            $   8             $   304               $185
        126                128                   66                 --                7                 651                 23
         --                 --                   --                 --               --                  --                (21)
-----------------------------------------------------------------------------------------------------------------------------------
        762              2,135                1,541                 51               15                 955                187
-----------------------------------------------------------------------------------------------------------------------------------

        864              1,101                  494                 49               36                 259                106
       (208)              (276)                (144)               (27)             (26)                (87)               (18)
         --                 --                   --                 (7)              --                  --                 --
        230                294                  132                 13               10                  69                 21
         --                 --                   --                (13)              --                  --                 --
         29                 37                   17                  2                1                   9                 18
         33                 62                   48                 18               15                  36                 13
         17                 24                   11                  7                1                   6                  2
          6                  7                    3                  5               --                   1                  1
         54                139                   22                 54               --                 151                  3
         13                 21                  103                  1                1                   7                 --

         --                 --                   --                  4               --                  --                  1
         15                  8                    4                 --                1                   2                  7
-----------------------------------------------------------------------------------------------------------------------------------
      1,053              1,417                  690                106               39                 453                154
-----------------------------------------------------------------------------------------------------------------------------------
       (291)               718                  851                (55)             (24)                502                 33

     40,196              7,111                1,479                 (4)             178               1,041                281


         --                 --                   --                 --               --                  --                (35)



         --                 --                   --                 --               --                  --                245

     (5,906)            20,079                8,516              1,549             (275)              2,037                253
-----------------------------------------------------------------------------------------------------------------------------------
    $33,999            $27,908              $10,846             $1,490           $ (121)             $3,580               $777
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1998

MONEY MARKET FUNDS

                                                   --------------------------------------------------------------------------------
                                                                       U.S. TREASURY                    PRIME OBLIGATION
                                                                        SECURITIES                        MONEY MARKET
                                                                     MONEY MARKET FUND                        FUND
                                                   --------------------------------------------------------------------------------
                                                                 1999                1998           1999               1998
                                                   --------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                      $   17,462         $    28,454      $  16,371         $   26,477
   Net realized gain (loss) on investments                            (2)                 16             --                 --
                                                   --------------------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                17,460              28,470         16,371             26,477
                                                   --------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                       (15,901)            (26,771)       (13,897)           (23,045)
   Class A                                                        (1,608)             (1,683)           (79)              (824)
   Class B                                                            --                  --             (3)                (2)
   Class S                                                            --                  --         (2,406)            (2,606)
   Realized capital gains:
   Class I                                                            --                  --             --                 --
   Class A                                                            --                  --             --                 --
   Class B                                                            --                  --             --                 --
   Class S                                                            --                  --             --                 --
                                                   --------------------------------------------------------------------------------
          Total distributions                                    (17,509)            (28,454)       (16,385)           (26,477)
                                                   --------------------------------------------------------------------------------

SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I:
      Shares issued                                              745,305           2,999,005        665,249          1,084,578
      Shares issued in lieu of cash distributions                     93                 223          2,370              4,417
      Shares redeemed                                           (606,941)         (2,683,531)      (504,564)          (889,840)
                                                   --------------------------------------------------------------------------------
         Net Class I share transactions                          138,457             315,697        163,055            199,155
                                                   --------------------------------------------------------------------------------
   Class A:
      Shares issued                                               99,112             136,282          1,529             54,056
      Shares issued in lieu of cash distributions                     45                 100             75                755
      Shares redeemed                                            (68,991)            (80,466)        (2,226)           (68,159)
                                                   --------------------------------------------------------------------------------
         Net Class A share transactions                           30,166              55,916           (622)           (13,348)
                                                   --------------------------------------------------------------------------------

   Class B:
      Shares issued                                                   --                  --            237                228
      Shares issued in lieu of cash distributions                     --                  --              3                  2
      Shares redeemed                                                 --                  --            (34)               (94)
                                                   --------------------------------------------------------------------------------
         Net Class B share transactions                               --                  --            206                136
                                                   --------------------------------------------------------------------------------

   Class S:
      Shares issued                                                   --                  --        106,130            164,522
      Shares issued in lieu of cash distributions                     --                  --             --                 --
      Shares redeemed                                                 --                  --        (68,362)           (95,064)
                                                   --------------------------------------------------------------------------------
         Net Class S share transactions                               --                  --         37,768             69,458
                                                   --------------------------------------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                          168,623             371,613        200,407            255,401
                                                   --------------------------------------------------------------------------------
   Total increase (decrease) in net assets                       168,574             371,629        200,393            255,401
                                                   --------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                           871,317             499,688        704,134            448,733
                                                   --------------------------------------------------------------------------------

NET ASSETS:
   End of period                                              $1,039,891         $   871,317      $ 904,527         $  704,134
                                                   ================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
42

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT                                     U.S. TREASURY                                 INSTITUTIONAL
            MONEY MARKET                                   SECURITIES PLUS                                SELECT MONEY
                FUND                                      MONEY MARKET FUND                                MARKET FUND

         1999                 1998                     1999                 1998                    1999               1998
-----------------------------------------------------------------------------------------------------------------------------------
   $    1,965          $    2,660               $     1,298            $   3,116                 $ 4,581          $   5,979
           (1)                  6                        --                    1                      --                 (4)
-----------------------------------------------------------------------------------------------------------------------------------
        1,964               2,666                     1,298                3,117                   4,581              5,975
-----------------------------------------------------------------------------------------------------------------------------------
       (1,732)             (2,422)                   (1,299)              (3,116)                 (4,581)            (5,979)
         (233)               (239)                       --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --

           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------------
       (1,965)             (2,660)                   (1,299)              (3,116)                 (4,581)            (5,979)
-----------------------------------------------------------------------------------------------------------------------------------
      109,057             196,199                   192,549              417,987                 381,275            422,961
          191                 470                     1,121                2,657                      --                (74)
     (121,416)           (125,880)                 (200,588)            (426,081)               (228,334)          (354,314)
-----------------------------------------------------------------------------------------------------------------------------------
      (12,168)             70,789                    (6,918)              (5,437)                152,941             68,573
-----------------------------------------------------------------------------------------------------------------------------------
       28,551              32,559                        --                   --                      --                 --
           15                  75                        --                   --                      --                 --
      (22,196)            (24,798)                       --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------------
        6,370               7,836                        --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------------
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------------
           --                  --                        --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------------
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                    --                     --                 --
-----------------------------------------------------------------------------------------------------------------------------------
           --                  --                        --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------------
       (5,798)             78,625                    (6,918)              (5,437)                152,941             68,573

       (5,799)             78,631                    (6,919)              (5,436)                152,941             68,569

      162,237              83,606                    63,222               68,658                 130,091             61,522
-----------------------------------------------------------------------------------------------------------------------------------
    $ 156,438           $ 162,237                 $  56,303            $  63,222                $283,032           $130,091
===================================================================================================================================

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1998

FIXED INCOME FUNDS
                                                 ---------------------------
                                                             FIXED
                                                            INCOME
                                                             FUND
                                                 ---------------------------
                                                      1999           1998
                                                 ---------------------------
INVESTMENT ACTIVITIES:
   Net investment income                          $   5,856        $  12,004
   Net realized gain (loss) on investments             (165)           1,421
   Net change in unrealized appreciation
     (depreciation) on investments                   (9,671)           2,946
                                                ----------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (3,980)          16,371
                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                           (5,571)         (11,648)
   Class A                                             (107)            (243)
   Class B                                             (167)            (112)
   Realized capital gains:
   Class I                                               --           (1,182)
   Class A                                               --              (24)
   Class B                                               --              (33)
                                                 ---------------------------
      Total distributions                            (5,845)         (13,242)
                                                 ---------------------------

SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                    23,348           42,501
      Reinvestment of cash distributions              1,704            4,592
      Cost of shares redeemed                       (22,396)         (42,531)
                                                  --------------------------
         Net Class I share transactions               2,656            4,562
                                                 ---------------------------
   Class A:
      Proceeds from shares issued                       490            2,856
      Reinvestment of cash distributions                 86              218
      Cost of shares redeemed                          (576)          (3,361)
                                                 ---------------------------
         Net Class A share transactions                  --             (287)
                                                 ---------------------------
   Class B:
      Proceeds from shares issued                     3,948            6,617
      Reinvestment of cash distributions                142              122
      Cost of shares redeemed                        (1,879)          (1,164)
                                                 ---------------------------
         Net Class B share transactions               2,211            5,575
                                                 ---------------------------
   Increase (decrease) in net assets from
     share transactions                               4,867            9,850

   Total increase (decrease) in net assets           (4,958)          12,979
                                                 ---------------------------
NET ASSETS:
   Beginning of period                              225,583          212,604
                                                 ---------------------------

NET ASSETS:
   End of period                                   $220,625         $225,583
                                                 ===========================
   Class I shares:
      Issued                                          2,262            4,064
      Issued in lieu of cash distributions              166              437
      Redeemed                                       (2,181)          (4,064)
                                                 ---------------------------
         Net Class I share transactions                 247              437
                                                 ---------------------------
   Class A shares:
      Issued                                             48              273
      Issued in lieu of cash distributions                8               20
      Redeemed                                          (56)            (322)
                                                 ---------------------------
         Net Class A share transactions                  --              (29)
                                                 ---------------------------

   Class B shares:
      Issued                                            382              625
      Issued in lieu of cash distributions               14               12
      Redeemed                                         (183)            (111)
                                                 ---------------------------
         Net Class B share transactions                 213              526
                                                 ---------------------------
         Net increase (decrease) in shares              460              934
                                                 ===========================

(1) THE HIGH YIELD BOND FUND COMMENCED OPERATIONS ON SEPTEMBER 11, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
44

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
          HIGH YIELD                         NEW JERSEY                       INTERMEDIATE-                   PENNSYLVANIA
             BOND                             MUNICIPAL                      TERM GOVERNMENT                    MUNICIPAL
             FUND                          SECURITIES FUND                   SECURITIES FUND                 SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
       1999       1998(1)                1999       1998                 1999           1998               1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
    $   182     $    31               $  2,831    $  6,328               $   772        $ 1,863           $   760       $ 1,717
         (2)         10                    269         691                    96             75               285           781
       (113)         (3)                (4,279)       (217)               (1,118)           286            (1,865)         (632)
-----------------------------------------------------------------------------------------------------------------------------------
         67          38                 (1,179)      6,802                  (250)         2,224              (820)        1,866
-----------------------------------------------------------------------------------------------------------------------------------



        (49)         (4)                (2,520)     (5,568)                 (744)        (1,791)             (753)       (1,700)
         (7)         (1)                  (312)       (760)                  (29)           (71)               (8)          (18)
       (125)        (25)                    --          --                    --             --                --            --

         --          (1)                    --        (357)                   --             --                --          (725)
         --          --                     --         (49)                   --             --                --            (8)
         --          (5)                    --          --                    --             --                --            --
-----------------------------------------------------------------------------------------------------------------------------------
       (181)        (36)                (2,832)     (6,734)                 (773)        (1,862)             (761)       (2,451)
-----------------------------------------------------------------------------------------------------------------------------------
      1,656         493                  8,118      17,442                 1,060          8,472             2,576         4,440
          6           2                    359         885                   326            788                13           279
       (146)         --                (13,437)    (29,587)               (6,011)        (9,907)           (4,103)       (8,615)
-----------------------------------------------------------------------------------------------------------------------------------
      1,516         495                 (4,960)    (11,260)               (4,625)          (647)           (1,514)       (3,896)
-----------------------------------------------------------------------------------------------------------------------------------
        142         102                    665       2,299                     3            595                 1           111
          5           1                    253         684                    26             65                 6            23
        (26)         (1)                (3,264)     (4,922)                 (268)          (817)              (22)         (100)
-----------------------------------------------------------------------------------------------------------------------------------
        121         102                 (2,346)     (1,939)                 (239)          (157)              (15)           34
-----------------------------------------------------------------------------------------------------------------------------------
      2,806       2,346                     --          --                    --             --                --            --
         79          19                     --          --                    --             --                --            --
       (334)        (83)                    --          --                    --             --                --            --
-----------------------------------------------------------------------------------------------------------------------------------
      2,551       2,282                     --          --                    --             --                --            --
-----------------------------------------------------------------------------------------------------------------------------------
      4,188       2,879                 (7,306)    (13,199)               (4,864)          (804)           (1,529)       (3,862)
-----------------------------------------------------------------------------------------------------------------------------------
      4,074       2,881                (11,317)    (13,131)               (5,887)          (442)           (3,110)       (4,447)
-----------------------------------------------------------------------------------------------------------------------------------
      2,881         --                 136,522     149,653                32,694         33,136            38,091        42,538
-----------------------------------------------------------------------------------------------------------------------------------

    $ 6,955     $ 2,881               $125,205    $136,522               $26,807        $32,694           $34,981       $38,091
===================================================================================================================================

        165          49                    745       1,601                   104            823               253           427
          1          --                     33          81                    32             76                 1            27
        (15)         --                 (1,238)     (2,712)                 (589)          (959)             (402)         (831)
-----------------------------------------------------------------------------------------------------------------------------------
        151          49                   (460)     (1,030)                 (453)           (60)             (148)         (377)
-----------------------------------------------------------------------------------------------------------------------------------

         14          10                     63         211                    --             58                --            11
          1          --                     23          63                     3              6                 1             2
         (3)         --                   (303)       (452)                  (27)           (79)               (2)          (10)
-----------------------------------------------------------------------------------------------------------------------------------
         12          10                   (217)       (178)                  (24)           (15)               (1)            3
-----------------------------------------------------------------------------------------------------------------------------------


        279         236                     --          --                    --             --                --            --
          8           2                     --          --                    --             --                --            --
        (33)         (8)                    --          --                    --             --                --            --
-----------------------------------------------------------------------------------------------------------------------------------
        254         230                     --          --                    --             --                --            --
-----------------------------------------------------------------------------------------------------------------------------------
        417         289                   (677)     (1,208)                 (477)           (75)             (149)         (374)
===================================================================================================================================

                                                                              45

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1998

EQUITY FUNDS

                                                                                ---------------------------------------------------
                                                                                       EQUITY GROWTH              EQUITY VALUE
                                                                                           FUND                       FUND
                                                                                ---------------------------------------------------
                                                                                  1999           1998            1999        1998
                                                                                ---------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                 $   (291)      $   (309)       $    718    $  1,882
   Net realized gain (loss) on investments                                        40,196         (5,880)          7,111       5,983
   Net realized loss on foreign currency transactions                                 --             --              --          --
   Net change in unrealized appreciation
      on foreign currency and translation of other assets
      and liabilities denominated in foreign currency                                 --             --              --           --
   Net change in unrealized appreciation (depreciation)
      on investments                                                              (5,906)        58,491          20,079      51,377
                                                                                ---------------------------------------------------
   Net increase (decrease) in net assets resulting
   from operations                                                                33,999         52,302          27,908      59,242
                                                                                ---------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                            --             --            (689)     (1,791)
   Class A                                                                            --             --             (28)        (95)
   Class B                                                                            --             --              --          (5)
Realized capital gains:
   Class I                                                                            --         (7,614)             --      (5,584)
   Class A                                                                            --           (133)             --        (428)
   Class B                                                                            --           (167)             --        (438)
                                                                                ---------------------------------------------------
   Total distributions                                                                --         (7,914)           (717)     (8,341)
                                                                                ---------------------------------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                                 14,233         11,609          18,258      23,837
      Reinvestment of cash distributions                                              --          7,609             335       6,431
      Cost of shares redeemed                                                    (17,668)       (40,561)        (14,328)    (75,466)
                                                                                ---------------------------------------------------
         Net Class I share transactions                                           (3,435)       (21,343)          4,265     (45,198)
                                                                                ---------------------------------------------------
   Class A:
      Proceeds from shares issued                                                    928          3,882           1,149       5,275
      Reinvestment of cash distributions                                              --            110              28         516
      Cost of shares redeemed                                                       (952)        (1,198)         (2,028)     (4,613)
                                                                                ---------------------------------------------------
         Net Class A share transactions                                              (24)         2,794            (851)      1,178
                                                                                ---------------------------------------------------
   Class B:
      Proceeds from shares issued                                                  7,039          5,404           7,566      13,477
      Reinvestment of cash distributions                                              --            166              --         445
      Cost of shares redeemed                                                       (526)          (329)         (1,286)     (1,887)
                                                                                ---------------------------------------------------
         Net Class B share transactions                                            6,513          5,241           6,280      12,035
                                                                                ---------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                                            3,054        (13,308)          9,694     (31,985)
                                                                                ---------------------------------------------------
   Total increase (decrease) in net assets                                        37,053         31,080          36,885      18,916
                                                                                ---------------------------------------------------
NET ASSETS:
   Beginning of period                                                           209,670        178,590         280,792     261,876
                                                                                ---------------------------------------------------
NET ASSETS:
   End of period                                                                $246,723       $209,670        $317,677    $280,792
                                                                                ===================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                       1,121          1,098           1,102       1,644
      Issued in lieu of cash distributions                                            --            804              20         434
      Redeemed                                                                    (1,382)        (3,931)           (859)     (5,667)
                                                                                ---------------------------------------------------
         Net Class I share transactions                                             (261)        (2,029)            263      (3,589)
                                                                                ---------------------------------------------------
   Class A shares:
      Issued                                                                          74            369              70         369
      Issued in lieu of cash distributions                                            --             12               2          35
      Redeemed                                                                       (75)          (112)           (124)       (318)
                                                                                ---------------------------------------------------
         Net Class A share transactions                                               (1)           269             (52)         86
                                                                                ---------------------------------------------------
   Class B shares:
      Issued                                                                         563            507             462         942
      Issued in lieu of cash distributions                                            --             17              --          30
      Redeemed                                                                       (43)           (32)            (77)       (131)
                                                                                ---------------------------------------------------
         Net Class B share transactions                                              520            492             385         841
                                                                                ---------------------------------------------------
         Net increase (decrease) in shares                                           258         (1,268)            596      (2,662)
                                                                                ===================================================


(1) THE EQUITY INDEX FUND COMMENCED OPERATIONS ON SEPTEMBER 3, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
46

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

      EQUITY INCOME                  EQUITY INDEX                   MID CAP                  BALANCED         INTERNATIONAL EQUITY
          FUND                           FUND                        FUND                      FUND                   FUND

    1999         1998              1999      1998(1)            1999        1998          1999        1998        1999       1998
-----------------------------------------------------------------------------------------------------------------------------------

  $    851   $  2,480           $     (55)   $   (9)         $   (24)   $   (111)     $   502      $   899      $    33   $    62
     1,479      3,428                  (4)       35              178      14,564        1,041          115          281      (120)
        --         --                  --        --               --          --           --           --          (35)      (74)


        --         --                  --        --               --          --           --           --          245         2

     8,516      5,961               1,549       410             (275)    (11,839)       2,037        7,599          253     1,939
-----------------------------------------------------------------------------------------------------------------------------------

    10,846     11,869               1,490       436             (121)      2,614        3,580        8,613          777     1,809
-----------------------------------------------------------------------------------------------------------------------------------

      (398)    (1,962)                 --        --               --          --         (277)        (565)          --       (23)
       (65)      (325)                 --        --               --          --          (88)        (179)          --        (1)
       (34)      (191)                 --        (1)              --          --         (134)        (155)          --        (1)

        --     (2,645)                 --        --               --      (3,584)          --         (108)          --       (16)
        --       (503)                 --        --               --        (343)          --          (40)          --        (1)
        --       (519)                 --        (2)              --          --           --          (67)          --        (1)
-----------------------------------------------------------------------------------------------------------------------------------
      (497)    (6,145)                 --        (3)              --      (3,927)        (499)      (1,114)          --       (43)
-----------------------------------------------------------------------------------------------------------------------------------


     3,060     18,945               2,770       795            1,490      15,400        3,313        9,131        2,993     7,500
        99      3,110                 --        --                --       3,489          212          547           --        23
    (9,172)   (63,806)               (120)     (140)          (3,328)    (53,151)      (2,641)      (8,480)      (1,471)   (4,450)
-----------------------------------------------------------------------------------------------------------------------------------
    (6,013)   (41,751)              2,650       655           (1,838)    (34,262)         884        1,198        1,522     3,073
-----------------------------------------------------------------------------------------------------------------------------------

     1,340      3,931                 711       457               --          80          736        1,467           12       131
        63        819                  --        --               --         320           87          214           --         1
    (2,622)    (4,160)                (97)       (1)              --      (5,068)      (1,457)      (1,792)         (49)     (278)
-----------------------------------------------------------------------------------------------------------------------------------
    (1,219)       590                 614       456               --      (4,668)        (634)        (111)         (37)     (146)
-----------------------------------------------------------------------------------------------------------------------------------

     1,556     12,484               9,612     4,956               --          --       10,122       17,251          149       214
        33        704                 --          3               --          --          131          217           --         1
    (2,372)    (2,586)               (750)     (115)              --          --       (1,665)      (1,106)         (26)      (34)
-----------------------------------------------------------------------------------------------------------------------------------
      (783)    10,602               8,862     4,844               --          --        8,588       16,362          123       181
-----------------------------------------------------------------------------------------------------------------------------------
    (8,015)   (30,559)             12,126     5,955           (1,838)    (38,930)       8,838       17,449        1,608     3,108
-----------------------------------------------------------------------------------------------------------------------------------
     2,334    (24,835)             13,616     6,388           (1,959)    (40,243)      11,919       24,948        2,385     4,874
-----------------------------------------------------------------------------------------------------------------------------------

   131,681    156,516               6,388        --           11,029      51,272       63,658       38,710       19,800    14,926
-----------------------------------------------------------------------------------------------------------------------------------

  $134,015   $131,681           $  20,004    $6,388           $9,070    $ 11,029      $75,577      $63,658      $22,185   $19,800
===================================================================================================================================

       210      1,367                 219        72              151       1,247          232          712          261       719
         7        233                  --        --               --         348           15           42           --         2
      (629)    (4,840)                (10)      (14)            (331)     (3,681)        (188)        (663)        (129)     (406)
-----------------------------------------------------------------------------------------------------------------------------------
      (412)    (3,240)                209        58             (180)     (2,086)          59           91          132       315
-----------------------------------------------------------------------------------------------------------------------------------

        92        277                  58        41               --           5           52          113            1        12
         4         61                  --        --               --          31            6           17           --        --
      (181)      (304)                 (7)       --               --        (385)        (103)        (138)          (4)      (25)
-----------------------------------------------------------------------------------------------------------------------------------
       (85)        34                  51        41               --        (349)         (45)          (8)          (3)      (13)
-----------------------------------------------------------------------------------------------------------------------------------

       107        896                 770       446               --          --          719        1,347           13        20
         2         53                  --        --               --          --            9           17           --        --
      (163)      (190)                (59)      (10)              --          --         (118)         (87)          (2)       (3)
-----------------------------------------------------------------------------------------------------------------------------------
       (54)       759                 711       436               --          --          610        1,277           11        17
-----------------------------------------------------------------------------------------------------------------------------------
      (551)    (2,447)                971       535             (180)     (2,435)         624        1,360          140       319
===================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE
PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
                                                                                                                             RATIO
                                                                                                                            OF NET
                                                                                                RATIO      RATIO OF       INVESTMENT
                                                                         NET                    OF NET     EXPENSES        INCOME TO
            NET ASSET             DISTRIBUTIONS                        ASSETS      RATIO OF   INVESTMENT  TO AVERAGE     AVERAGE NET
              VALUE       NET       FROM NET     NET ASSET             END OF      EXPENSES     INCOME    NET ASSETS        ASSETS
            BEGINNING  INVESTMENT  INVESTMENT    VALUE END  TOTAL      PERIOD     TO AVERAGE  TO AVERAGE  (EXCLUDING     (EXCLUDING
            OF PERIOD   INCOME       INCOME      OF PERIOD  RETURN      (000)     NET ASSETS  NET ASSETS   WAIVERS)        WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999       $1.00      $0.02        $(0.02)      $1.00     2.02%    $941,404       0.64%*      4.02%*      0.64%*          4.02%
   1998        1.00       0.05         (0.05)       1.00     4.70      802,990       0.63        4.57        0.63            4.57
   1997        1.00       0.04         (0.04)       1.00     4.55      487,196       0.65        4.45        0.66            4.44
   1996        1.00       0.04         (0.04)       1.00     4.53      504,729       0.65        4.44        0.65            4.44
   1995        1.00       0.05         (0.05)       1.00     5.05      463,531       0.65        4.92        0.65            4.92
   1994        1.00       0.03         (0.03)       1.00     3.44      465,125       0.62        3.39        0.62            3.39
   CLASS A
   1999       $1.00      $0.04        $(0.04)      $1.00     1.89%    $ 98,487       0.89%*      3.77%*      0.89%*          3.77%
   1998        1.00       0.04         (0.04)       1.00     4.43       68,327       0.88        4.28        0.88            4.28
   1997        1.00       0.04         (0.04)       1.00     4.28       12,492       0.90        4.22        0.90            4.22
   1996        1.00       0.04         (0.04)       1.00     4.27        3,503       0.90        4.19        0.90            4.19
   1995        1.00       0.05         (0.05)       1.00     4.80        3,532       0.90        4.66        0.90            4.66
   1994        1.00       0.03         (0.03)       1.00     3.17          633       0.87        3.07        0.87            3.07

------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999       $1.00      $0.02       $(0.02)       $1.00     2.17%    $762,888       0.64%*       4.33%*     0.64%*          4.33%
   1998        1.00       0.05        (0.05)        1.00     5.02      599,844       0.63         4.89       0.63            4.89
   1997        1.00       0.05        (0.05)        1.00     5.02      400,689       0.65         4.90       0.66            4.89
   1996        1.00       0.05        (0.05)        1.00     4.83      401,423       0.65         4.73       0.67            4.71
   1995        1.00       0.05        (0.05)        1.00     5.40      259,667       0.65         5.26       0.66            5.25
   1994        1.00       0.04        (0.04)        1.00     3.67      157,378       0.62         3.68       0.62            3.68
   CLASS A
   1999       $1.00      $0.02       $(0.02)       $1.00     2.05%     $ 3,543       0.89%*       4.09%*     0.89%*          4.09%
   1998        1.00       0.05        (0.05)        1.00     4.76        4,166       0.88         4.70       0.88            4.70
   1997        1.00       0.05        (0.05)        1.00     4.75       17,514       0.90         4.67       0.91            4.66
   1996        1.00       0.04        (0.04)        1.00     4.58       11,347       0.90         4.48       0.92            4.46
   1995        1.00       0.05        (0.05)        1.00     5.14        6,925       0.90         5.01       0.91            5.00
   1994        1.00       0.03        (0.03)        1.00     3.40        3,281       0.87         3.89       0.87            3.89
   CLASS B
   1999       $1.00      $0.02       $(0.02)       $1.00     1.67%      $  352       1.64%*       3.33%*     1.64%*          3.33%
   1998        1.00       0.04        (0.04)        1.00     3.99          146       1.63         3.84       1.63            3.84
   1997(1)     1.00       --           --           1.00     5.48           10       1.65         8.53       3.01            7.17
   CLASS S
   1999       $1.00      $0.02       $(0.02)       $1.00     2.00%    $137,744       0.99%*       3.98%*     0.99%*          3.98%
   1998        1.00       0.05        (0.05)        1.00     4.66       99,978       0.98         4.52       1.23            4.27
   1997(2)     1.00       0.02        (0.02)        1.00     4.69       30,520       1.00         4.67       1.02            4.65

------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999       $1.00      $0.01       $(0.01)       $1.00     1.23%    $133,721       0.65%*       2.47%*     0.73%*          2.39%
   1998        1.00       0.03        (0.03)        1.00     2.98      145,891       0.65         2.92       0.69            2.88
   1997        1.00       0.03        (0.03)        1.00     3.10       75,097       0.65         3.05       0.67            3.03
   1996        1.00       0.03        (0.03)        1.00     2.94       67,082       0.65         2.90       0.68            2.87
   1995        1.00       0.03        (0.03)        1.00     3.42       63,628       0.65         3.37       0.72            3.30
   1994        1.00       0.02        (0.02)        1.00     2.27       37,745       0.65         2.27       0.68            2.24
   CLASS A
   1999       $1.00      $0.01       $(0.01)       $1.00     1.11%    $ 22,717       0.90%*       2.23%*     0.98%*          2.15%
   1998        1.00       0.03        (0.03)        1.00     2.72       16,346       0.90         2.69       0.94            2.65
   1997        1.00       0.03        (0.03)        1.00     2.84        8,509       0.90         2.82       0.92            2.80
   1996        1.00       0.03        (0.03)        1.00     2.70        3,852       0.90         2.65       0.93            2.62
   1995        1.00       0.03        (0.03)        1.00     3.17        5,238       0.90         3.14       0.96            3.08
   1994        1.00       0.02        (0.02)        1.00     2.02        2,790       0.90         1.97       0.92            1.95

------------------------------------------------------------------------------------------------------------------------------------

 *  ANNUALIZED.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON AUGUST 18, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
48

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)



                                   REALIZED AND                                                            NET
            NET ASSET               UNREALIZED    DISTRIBUTIONS   DISTRIBUTIONS                           ASSETS      RATIO OF
              VALUE       NET        GAINS OR       FROM NET          FROM       NET ASSET                END OF      EXPENSES
            BEGINNING  INVESTMENT  (LOSSES) ON    INVESTMENT         CAPITAL     VALUE END   TOTAL        PERIOD     TO AVERAGE
            OF PERIOD   INCOME      SECURITIES      INCOME            GAINS      OF PERIOD  RETURN(+)      (000)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $ 1.00      $0.02         --           $(0.02)            --        $ 1.00      2.06%       $ 56,303       0.55%*
   1998        1.00       0.05         --            (0.05)            --          1.00      4.78          63,222       0.55
   1997        1.00       0.05         --            (0.05)            --          1.00      4.89          68,658       0.55
   1996        1.00       0.05         --            (0.05)            --          1.00      4.82          65,173       0.55
   1995        1.00       0.05         --            (0.05)            --          1.00      5.40          64,697       0.55
   1994        1.00       0.04         --            (0.04)            --          1.00      3.60          46,301       0.55
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $ 1.00      $0.02         --           $(0.02)            --        $ 1.00      2.35%       $283,032      0.29%*
   1998        1.00       0.05         --            (0.05)            --          1.00      5.35         130,091      0.30
   1997(1)     1.00       0.03         --            (0.03)            --          1.00      5.38          61,522      0.30
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $10.53      $0.27       $(0.45)        $(0.27)          $ --        $10.08     (1.74)%      $207,818      0.80%*
   1998       10.38       0.58         0.21          (0.58)          (0.06)       10.53      7.80         214,456      0.80
   1997       10.21       0.60         0.17          (0.60)            --         10.38      7.78         206,810      0.80
   1996       10.49       0.57        (0.28)         (0.57)            --         10.21      2.94         100,129      0.80
   1995        9.44       0.59         1.05          (0.59)            --         10.49     17.76         113,509      0.80
   1994       10.68       0.59        (1.18)         (0.59)          (0.06)        9.44     (5.66)         96,558      0.80
   CLASS A
   1999      $10.51      $0.26       $(0.45)        $(0.26)          $ --        $10.06     (1.87)%      $  4,106      1.05%*
   1998       10.36       0.55         0.21          (0.55)          (0.06)       10.51      7.54           4,292      1.05
   1997       10.20       0.57         0.16          (0.57)            --         10.36      7.41           4,526      1.05
   1996       10.48       0.55        (0.28)         (0.55)            --         10.20      2.68           4,830      1.05
   1995        9.44       0.56         1.04          (0.56)            --         10.48     17.36           5,844      1.05
   1994       10.68       0.56        (1.18)         (0.56)          (0.06)        9.44     (5.90)          5,525      1.05
   CLASSB
   1999      $10.55      $0.22       $(0.44)        $(0.22)          $ --        $10.11     (2.12)%      $  8,701      1.80%*
   1998       10.39       0.48         0.22          (0.48)          (0.06)       10.55      6.84           6,835      1.80
   1997(2)    10.11       0.31         0.28          (0.31)            --         10.39      9.41           1,268      1.80
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $ 9.99      $0.39       $(0.13)        $(0.38)          $ --        $ 9.87      2.58%       $  1,976       1.25%*
   1998(3)     9.99       0.15         0.05          (0.18)          (0.02)        9.99      1.99             493       1.25
   CLASS A
   1999      $ 9.98      $0.38       $(0.15)        $(0.36)          $ --        $ 9.85      2.35%       $    219       1.50%*
   1998(4)    10.00       0.17         0.01          (0.18)          (0.02)        9.98      1.79             103       1.50
   CLASS B
   1999      $ 9.98      $0.33       $(0.13)        $(0.33)          $ --        $ 9.85      2.01%       $  4,760       2.25%*
   1998(4)    10.00       0.16        --             (0.16)          (0.02)        9.98      1.63           2,285       2.25
-----------------------------------------------------------------------------------------------------------------------------------


                                              RATIO OF NET
                              RATIO OF        INVESTMENT
                RATIO         EXPENSES         INCOME TO
                OF NET       TO AVERAGE         AVERAGE
              INVESTMENT     NET ASSETS       NET ASSETS
                INCOME       (EXCLUDING       (EXCLUDING      PORTFOLIO
              TO AVERAGE     WAIVERS AND      WAIVERS AND     TURNOVER
              NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)     RATE
--------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
--------------------------------------------------------------------------
   CLASS I
   1999          4.12%*         0.67%*          4.00%*           n/a
   1998          4.69           0.70            4.54             n/a
   1997          4.78           0.65            4.68             n/a
   1996          4.72           0.65            4.62             n/a
   1995          5.26           0.62            5.19             n/a
   1994          3.42           0.63            3.34             n/a
--------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
--------------------------------------------------------------------------
   CLASS I
   1999          4.67%*         0.29%*          4.67%*           n/a
   1998          5.22           0.32            5.20             n/a
   1997(1)       5.32           0.35            5.27             n/a
--------------------------------------------------------------------------
FIXED INCOME FUND
--------------------------------------------------------------------------
   CLASS I
   1999          5.26%*         0.90%*          5.16%*          15.70%
   1998          5.54           0.91            5.43            58.30
   1997          5.90           0.91            5.79            80.34
   1996          5.60           0.92            5.48            40.56
   1995          5.83           0.91            5.72            35.49
   1994          5.91           0.90            5.81            15.24
   CLASS A
   1999          5.01%*         1.15%*          4.91%*          15.70%
   1998          5.31           1.16            5.20            58.30
   1997          5.60           1.16            5.49            80.34
   1996          5.35           1.17            5.23            40.56
   1995          5.58           1.16            5.47            35.49
   1994          5.65           1.15            5.55            15.24
   CLASSB
   1999          4.28%*         1.90%*          4.18%*          15.70%
   1998          4.44           1.91            4.33            58.30
   1997(2)       5.02           1.86            4.96            80.34
--------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------
   CLASS I
   1999          8.22%*         1.94%*          7.53%*           5.25%**
   1998(3)       7.04           4.79            3.50             1.47
   CLASS A
   1999          8.05%*         2.19%*          7.36%*           5.25%**
   1998(4)       7.00           5.04            3.46             1.47
   CLASS B
   1999          7.29%*         2.94%*          6.60%*           5.25%**
   1998(4)       6.88           5.79            3.34             1.47
--------------------------------------------------------------------------

  * ANNUALIZED.
 ** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INSTITUTIONAL
    MANAGED TRUST HIGH YIELD BOND PORTFOLIO, IS 10.42% FOR THE SIX MONTH PERIOD ENDING JUNE 30, 1999.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON JULY 1, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 16, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON SEPTEMBER 22, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON SEPTEMBER 11, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              49

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)




                                   REALIZED AND                                                            NET
            NET ASSET               UNREALIZED    DISTRIBUTIONS   DISTRIBUTIONS                           ASSETS      RATIO OF
              VALUE       NET        GAINS OR       FROM NET          FROM       NET ASSET                END OF      EXPENSES
            BEGINNING  INVESTMENT  (LOSSES) ON    INVESTMENT         CAPITAL     VALUE END   TOTAL        PERIOD     TO AVERAGE
            OF PERIOD   INCOME      SECURITIES      INCOME            GAINS      OF PERIOD  RETURN(+)      (000)     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $10.92      $0.23       $(0.33)        $(0.23)          $  --       $10.59     (0.93)%      $111,304       0.80%*
   1998       10.92       0.48         0.03          (0.48)          (0.03)       10.92      4.79         119,816       0.80
   1997       10.71       0.49         0.21          (0.49)             --        10.92      6.76         131,002       0.80
   1996       10.79       0.44        (0.08)         (0.44)             --        10.71      3.42          20,689       0.67
   1995        9.93       0.47         0.86          (0.47)             --        10.79     13.57          28,080       0.41
   1994       10.85       0.48        (0.92)         (0.48)             --         9.93     (4.12)         19,977       0.27
   CLASS A
   1999      $10.88      $0.22       $(0.33)        $(0.22)          $  --       $10.55     (1.07)%      $ 13,901       1.05%*
   1998       10.89       0.44         0.03          (0.45)          (0.03)       10.88      4.44          16,706       1.05
   1997       10.70       0.49         0.17          (0.47)             --        10.89      6.31          18,651       1.05
   1996       10.79       0.41        (0.09)         (0.41)             --        10.70      3.08          20,247       0.92
   1995        9.93       0.44         0.86          (0.44)             --        10.79     13.30          25,954       0.66
   1994       10.85       0.45        (0.92)         (0.45)             --         9.93     (4.35)         21,195       0.52
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $10.37      $0.26       $(0.35)        $(0.26)          $  --       $10.02     (0.85)%      $ 25,834       0.80%*
   1998       10.27       0.56         0.10          (0.56)             --        10.37      6.60          31,441       0.80
   1997       10.16       0.58         0.11          (0.58)             --        10.27      6.96          31,739       0.80
   1996       10.37       0.53        (0.21)         (0.53)             --        10.16      3.26          24,679       0.80
   1995        9.51       0.54         0.86          (0.54)             --        10.37     15.00          28,877       0.80
   1994       10.53       0.51        (1.01)         (0.51)          (0.01)        9.51     (4.85)         26,277       0.80
   CLASS A
   1999      $10.37      $0.25       $(0.35)        $(0.25)          $  --       $10.02     (0.97)%       $   973       1.05%*
   1998       10.26       0.54         0.11          (0.54)             --        10.37      6.47           1,253       1.05
   1997       10.16       0.55         0.10          (0.55)             --        10.26      6.60           1,397       1.05
   1996       10.37       0.52        (0.22)         (0.51)             --        10.16      3.01           2,578       1.05
   1995        9.51       0.51         0.86          (0.51)             --        10.37     14.71           3,665       1.05
   1994       10.53       0.49        (1.01)         (0.49)          (0.01)        9.51     (5.09)          2,372       1.05
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $10.26      $0.21       $(0.44)        $(0.21)          $  --       $ 9.82     (2.29)%      $ 34,581       0.80%*
   1998       10.41       0.44         0.05          (0.44)          (0.20)       10.26      4.84          37,658       0.80
   1997       10.17       0.45         0.26          (0.45)          (0.02)       10.41      7.18          42,134       0.80
   1996       10.23       0.44        (0.06)         (0.44)             --        10.17      3.89           3,665       0.69
   1995        9.55       0.40         0.68          (0.40)             --        10.23     11.53           3,345       0.80
   1994       10.17       0.36        (0.62)         (0.36)             --         9.55     (2.58)          2,734       0.80
   CLASS A
   1999      $10.23      $0.20       $(0.44)        $(0.20)          $  --       $ 9.79     (2.42)%      $    400       1.05%*
   1998       10.38       0.42         0.05          (0.42)          (0.20)       10.23      4.58             433       1.05
   1997       10.17       0.43         0.23          (0.43)          (0.02)       10.38      6.63             404       1.05
   1996       10.22       0.42        (0.05)         (0.42)             --        10.17      3.74             344       0.94
   1995        9.55       0.38         0.67          (0.38)             --        10.22     11.15             269       1.05
   1994       10.17       0.33        (0.62)         (0.33)             --         9.55     (2.83)            336       1.05
--------------------------------------------------------------------------------------------------------------------------------




                                              RATIO OF
                                                 NET
                  RATIO         RATIO OF      INVESTMENT
                  OF NET        EXPENSES      INCOME TO
                INVESTMENT     TO AVERAGE      AVERAGE
                  INCOME       NET ASSETS     NET ASSETS       PORTFOLIO
                TO AVERAGE    (EXCLUDING      (EXCLUDING        TURNOVER
                NET ASSETS      WAIVERS)        WAIVERS)          RATE
--------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------
   CLASS I
   1999           4.29%*          0.92%*          4.17%*           4.69%
   1998           4.40            0.92            4.28            17.55
   1997           4.68            0.94            4.54            22.85
   1996           4.13            0.93            3.87            13.93
   1995           4.43            0.93            3.91             2.83
   1994           4.65            0.93            3.99            16.81
   CLASS A
   1999           4.04%*          1.17%*          3.92%*           4.69%
   1998           4.15            1.17            4.03            17.55
   1997           4.35            1.19            4.21            22.85
   1996           3.88            1.18            3.62            13.93
   1995           4.18            1.18            3.66             2.83
   1994           4.40            1.18            3.74            16.81
--------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------
   CLASS I
   1999            5.20%*         0.99%*          5.01%*          43.12%
   1998            5.43           0.97            5.26            43.42
   1997            5.69           0.94            5.55            57.82
   1996            5.26           0.87            5.19            40.60
   1995            5.33           1.05            5.08            68.29
   1994            5.13           0.95            4.98            40.27
   CLASS A
   1999            4.95%*         1.24%*          4.76%*          43.12%
   1998            5.19           1.22            5.02            43.42
   1997            5.40           1.19            5.26            57.82
   1996            5.01           1.12            4.94            40.60
   1995            5.08           1.30            4.83            68.29
   1994            4.83           1.20            4.68            40.27
--------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------
   CLASS I
   1999            4.16%*         0.96%*          4.00%*          32.78%
   1998            4.28           0.96            4.12            56.48
   1997            4.47           0.96            4.31            71.89
   1996            4.42           1.49            3.62            25.88
   1995            4.05           1.27            3.58            36.92
   1994            3.67           1.61            2.86            38.20
   CLASS A
   1999            3.91%*         1.21%*          4.07%*          32.78%
   1998            4.03           1.21            3.87            56.48
   1997            4.18           1.21            4.02            71.89
   1996            4.19           1.74            3.39            25.88
   1995            3.80           1.55            3.30            36.92
   1994            3.42           1.92            2.55            38.20
--------------------------------------------------------------------------

 *  ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
50

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)



                                   REALIZED AND                                                            NET
            NET ASSET               UNREALIZED    DISTRIBUTIONS   DISTRIBUTIONS                           ASSETS      RATIO OF
              VALUE       NET        GAINS OR       FROM NET          FROM       NET ASSET                END OF      EXPENSES
            BEGINNING  INVESTMENT  (LOSSES) ON    INVESTMENT         CAPITAL     VALUE END   TOTAL        PERIOD     TO AVERAGE
            OF PERIOD   INCOME      SECURITIES      INCOME            GAINS      OF PERIOD  RETURN(+)      (000)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $11.61     $(0.01)       $ 1.88        $  --            $  --       $13.48     16.11%       $228,672       0.87%*
   1998        9.24        --           2.83           --            (0.46)       11.61     31.81         199,975       0.80
   1997(1)    10.00       0.01          1.22        $(0.01)          (1.98)        9.24     14.17*        177,801       0.80
   CLASS A
   1999      $11.52     $(0.03)       $ 1.86        $  --            $  --       $13.35     15.89%       $  4,211       1.12%*
   1998        9.25        --           2.73           --            (0.46)       11.52     30.69           3,634       1.05
   1997(1)    10.00      (0.01)         1.24           --            (1.98)        9.25     14.13*            432       1.05
   CLASS B
   1999      $11.41     $(0.05)       $ 1.81        $  --            $  --       $13.17     15.43%       $ 13,840       1.89%*
   1998        9.18      (0.03)         2.72           --            (0.46)       11.41     30.47           6,061       1.80
   1997(2)    10.41      (0.02)         0.77           --            (1.98)        9.18     13.01*            357       1.80
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $15.91     $ 0.05        $ 1.50        $(0.04)          $  --       $17.42      9.78%       $270,238       0.87%*
   1998       12.89       0.14          3.37         (0.12)          (0.37)       15.91     27.58         242,669       0.80
   1997       13.35       0.18          3.20         (0.18)          (3.66)       12.89     25.71         242,881       0.80
   1996       12.81       0.22          2.54         (0.22)          (2.00)       13.35     21.69         116,715       0.80
   1995       10.19       0.25          3.46         (0.25)          (0.84)       12.81     36.71          82,677       0.80
   1994       11.10       0.21         (0.83)        (0.21)          (0.08)       10.19     (5.61)         61,407       0.80
   CLASS A
   1999      $15.91     $ 0.03        $ 1.50        $(0.03)          $ --        $17.41      9.59%       $ 19,402       1.12%*
   1998       12.90       0.11          3.36         (0.09)          (0.37)       15.91     27.18          18,546       1.05
   1997       13.35       0.15          3.20         (0.14)          (3.66)       12.90     25.51          13,923       1.05
   1996       12.83       0.19          2.51         (0.18)          (2.00)       13.35     21.15          10,000       1.05
   1995       10.21       0.21          3.47         (0.22)          (0.84)       12.83     36.35           7,644       1.05
   1994       11.12       0.18         (0.83)        (0.18)          (0.08)       10.21     (5.83)          3,031       1.05
   CLASS B
   1999      $15.85     $(0.02)       $ 1.48        $  --            $  --       $17.31      9.21%       $ 28,037       1.88%*
   1998       12.87       0.03          3.33         (0.01)          (0.37)       15.85     26.33          19,577       1.80
   1997(3)    14.81       0.04          1.73         (0.05)          (3.66)       12.87     19.17*          5,072       1.80
-----------------------------------------------------------------------------------------------------------------------------------


                                             RATIO OF
                                               NET
                RATIO         RATIO OF      INVESTMENT
                OF NET        EXPENSES      INCOME TO
              INVESTMENT     TO AVERAGE      AVERAGE
                INCOME       NET ASSETS     NET ASSETS       PORTFOLIO
              TO AVERAGE    (EXCLUDING      (EXCLUDING        TURNOVER
              NET ASSETS      WAIVERS)        WAIVERS)          RATE
--------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------
   CLASS I
   1999         (0.21)%*        1.05%*         (0.39)%*         51.56%
   1998         (0.15)          1.06           (0.41)           88.28
   1997(1)       0.07           1.07           (0.20)          114.51
   CLASS A
   1999         (0.46)%*        1.30%*         (0.28)%*         51.56%
   1998         (0.41)          1.32           (0.68)           88.28
   1997(1)      (0.28)          1.32           (0.55)          114.51
   CLASS B
   1999         (1.20)%*        2.07%*         (1.38)%*         51.56%
   1998         (1.16)          2.08           (1.44)           88.28
   1997(2)      (1.08)          2.09           (1.37)          114.51
--------------------------------------------------------------------------
EQUITY VALUE FUND
--------------------------------------------------------------------------
   CLASS I
   1999          0.58%*         1.06%*          0.39%*          11.06%
   1998          0.83           1.07            0.56            19.69
   1997          1.26           1.06            1.00            80.24
   1996          1.67           1.08            1.39            85.30
   1995          2.08           1.07            1.81            61.88
   1994          1.92           1.06            1.66            44.98
   CLASS A
   1999          0.34%*         1.31%*          0.15%*          11.06%
   1998          0.58           1.32            0.31            19.69
   1997          0.98           1.31            0.72            80.24
   1996          1.42           1.33            1.14            85.30
   1995          1.83           1.32            1.56            61.88
   1994          1.67           1.31            1.41            44.98
   CLASS B
   1999         (0.41)%*        2.07%*         (0.60)%*         11.06%
   1998         (0.18)          2.07           (0.45)           19.69
   1997(3)       0.09           2.07           (0.18)           80.24
--------------------------------------------------------------------------

 *  ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON FEBRUARY 3, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 21, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS MAY 12, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              51

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)




                                   REALIZED AND                                                            NET
            NET ASSET               UNREALIZED    DISTRIBUTIONS   DISTRIBUTIONS                           ASSETS      RATIO OF
              VALUE       NET        GAINS OR       FROM NET          FROM       NET ASSET                END OF      EXPENSES
            BEGINNING  INVESTMENT  (LOSSES) ON    INVESTMENT         CAPITAL     VALUE END   TOTAL        PERIOD     TO AVERAGE
            OF PERIOD   INCOME      SECURITIES      INCOME            GAINS      OF PERIOD  RETURN(+)      (000)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $13.98     $ 0.11         $1.09        $(0.06)          $  --       $15.12      8.61%        $96,089       0.87%*
   1998       13.19       0.27          1.19         (0.28)          (0.39)       13.98     11.42          94,615       0.80
   1997       13.32       0.32          2.95         (0.32)          (3.08)       13.19     25.04         131,968       0.80
   1996       13.07       0.33          2.35         (0.34)          (2.09)       13.32     21.01          58,035       0.80
   1995       10.26       0.31          3.29         (0.31)          (0.48)       13.07     35.55          44,202       0.80
   1994       11.17       0.32         (0.81)        (0.32)          (0.10)       10.26     (4.42)         34,514       0.80
   CLASS A
   1999      $14.01     $ 0.09         $1.10        $(0.05)          $  --       $15.15      8.53%        $18,342       1.12%*
   1998       13.22       0.24          1.19         (0.25)          (0.39)       14.01     11.12          18,159       1.05
   1997       13.35       0.29          2.94         (0.28)          (3.08)       13.22     24.68          16,686       1.05
   1996       13.08       0.31          2.34         (0.29)          (2.09)       13.35     20.70          12,444       1.05
   1995       10.27       0.28          3.29         (0.28)          (0.48)       13.08     35.21           9,612       1.05
   1994       11.17       0.29         (0.80)        (0.29)          (0.10)       10.27     (4.56)          5,657       1.05
   CLASS B
   1999      $13.94     $ 0.03         $1.09        $(0.02)          $  --       $15.04      8.08%        $19,584       1.87%*
   1998       13.17       0.17          1.15         (0.16)          (0.39)       13.94     10.29          18,907       1.80
   1997(1)    14.34       0.15          1.94         (0.18)          (3.08)       13.17     22.87           7,862       1.80

-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $12.01     $   --         $1.40        $   --           $  --       $13.41     11.66%       $  3,586       0.80%*
   1998(2)    10.00       0.03          2.01         (0.02)          (0.01)       12.01     20.44             699       0.80
   CLASS A
   1999      $11.93     $   --         $1.35        $   --           $  --       $13.28     11.32%       $  1,205       1.05%*
   1998(3)     9.92       0.02          2.02         (0.02)          (0.01)       11.93     20.59             482       1.05
   CLASS B
   1999      $11.94     $(0.03)        $1.35        $   --           $  --       $13.26     11.06%       $ 15,213       1.80%*
   1998(4)     9.96       0.02          1.99         (0.02)          (0.01)       11.94     20.19           5,207       1.80

-----------------------------------------------------------------------------------------------------------------------------------
MID CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $10.70     $(0.05)        $0.01         $  --           $  --       $10.66     (0.37)%      $  9,070       0.80%*
   1998       14.80       0.01          0.32            --           (4.43)       10.70      7.77          11,029       0.80
   1997       13.33       0.04          2.65         (0.04)          (1.18)       14.80     20.49          46,125       0.80
   1996       12.55       0.09          1.59         (0.09)          (0.81)       13.33     13.56          45,556       0.80
   1995       10.83       0.15          1.95         (0.15)          (0.23)       12.55     19.49          42,375       0.80
   1994       12.32       0.12         (1.27)        (0.12)          (0.22)       10.83     (9.34)         33,448       0.80
-----------------------------------------------------------------------------------------------------------------------------------


                                              RATIO OF NET
                              RATIO OF        INVESTMENT
                RATIO         EXPENSES         INCOME TO
                OF NET       TO AVERAGE         AVERAGE
              INVESTMENT     NET ASSETS       NET ASSETS
                INCOME       (EXCLUDING       (EXCLUDING      PORTFOLIO
              TO AVERAGE     WAIVERS AND      WAIVERS AND     TURNOVER
              NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)     RATE
--------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------
    CLASS I
    1999         1.47%*         1.09%*          1.25%*          10.50%
    1998         2.05           1.11            1.74            40.30
    1997         2.34           1.09            2.05            76.67
    1996         2.55           1.09            2.26            85.47
    1995         2.61           1.10            2.31            42.97
    1994         2.96           1.08            2.68            37.76
    CLASS A
    1999         1.22%*         1.34%*          1.00%*          10.50%
    1998         1.80           1.36            1.49            40.30
    1997         2.05           1.34            1.76            76.67
    1996         2.30           1.34            2.01            85.47
    1995         2.36           1.35            2.06            42.97
    1994         2.71           1.33            2.43            37.76
    CLASS B
    1999         0.47%*         2.09%*          0.25%*          10.50%
    1998         1.07           2.11            0.76            40.30
    1997(1)      1.27           2.13            0.94            76.67
--------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------
    CLASS I
    1999        (0.10)%*        1.50%*         (0.80)%*          0.88%**
    1998(2)     (0.70)          3.96           (3.86)            9.35
    CLASS A
    1999        (0.19)%*        1.75%*         (0.89)%*          0.88%**
    1998(3)     (1.63)          4.21           (4.79)            9.35
    CLASS B
    1999        (1.03)%*        2.50%*          1.73%*           0.88%**
    1998(4)     (1.51)          4.96           (4.67)            9.35
--------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------
    CLASS I
    1999        (0.50)%*        1.34%*         (1.04)%*         40.28%
    1998        (0.48)          1.21           (0.89)           32.88
    1997         0.30           1.09            0.01            59.80
    1996         0.66           1.10            0.36            41.41
    1995         1.28           1.10            0.98            32.96
    1994         1.06           1.08            0.78            13.82
--------------------------------------------------------------------------

  * ANNUALIZED

 ** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INDEX FUNDS
    S&P 500 INDEX PORTFOLIO, IS 2.46% FOR THE SIX MONTH PERIOD ENDING
    JUNE 30, 1999.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON MAY 8, 1997. ALL RATIOS INCLUDING TOTAL RETURN
    FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON SEPTEMBER 3, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT
    BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON SEPTEMBER 8, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
52

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)



                                   REALIZED AND                                                            NET
            NET ASSET               UNREALIZED    DISTRIBUTIONS   DISTRIBUTIONS                           ASSETS      RATIO OF
              VALUE       NET        GAINS OR       FROM NET          FROM       NET ASSET                END OF      EXPENSES
            BEGINNING  INVESTMENT  (LOSSES) ON    INVESTMENT         CAPITAL     VALUE END   TOTAL        PERIOD     TO AVERAGE
            OF PERIOD   INCOME      SECURITIES      INCOME            GAINS      OF PERIOD  RETURN(+)      (000)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $13.91     $ 0.13         $0.63        $(0.13)          $  --       $14.54      5.48%        $31,697       0.87%*
   1998       12.00       0.26          1.95         (0.25)          (0.05)       13.91     18.65          29,495       0.80
   1997       11.39       0.32          1.88         (0.32)          (1.27)       12.00     19.68          24,362       0.80
   1996       12.05       0.48          1.16         (0.47)          (1.83)       11.39     13.77          19,243       0.80
   1995        9.91       0.44          2.27         (0.44)          (0.13)       12.05     27.76          32,145       0.80
   1994       10.78       0.37         (0.86)        (0.38)             --         9.91     (4.61)         26,921       0.80
   CLASS A
   1999      $13.93     $ 0.11         $0.63        $(0.11)          $  --       $14.56      5.34%        $11,216       1.12%*
   1998       12.02       0.23          1.95         (0.22)          (0.05)       13.93     18.33          11,352       1.05
   1997       11.40       0.26          1.92         (0.29)          (1.27)       12.02     19.46           9,901       1.05
   1996       12.07       0.43          1.17         (0.44)          (1.83)       11.40     13.39           9,095       1.05
   1995        9.92       0.42          2.28         (0.42)          (0.13)       12.07     27.53           8,452       1.05
   1994       10.79       0.35         (0.87)        (0.35)             --         9.92     (4.87)          6,737       1.05
   CLASS B
   1999      $13.84     $ 0.06         $0.62        $(0.06)             --       $14.46      4.95%        $32,664       1.87%*
   1998       11.97       0.15          1.92         (0.15)          (0.05)       13.84     17.40          22,811       1.80
   1997(1)    11.93       0.15          1.34         (0.18)          (1.27)       11.97     19.45*          4,447       1.80

-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1999      $11.24     $   --        $ 0.43       $    --           $  --       $11.67      3.83%        $21,176       1.50%*
   1998       10.34      (0.01)         0.93         (0.01)          (0.01)       11.24      8.98          18,912       1.50
   1997       11.23       0.08         (0.04)        (0.08)          (0.85)       10.34      0.25          14,143       1.50
   1996       10.74       0.08          1.11         (0.08)          (0.62)       11.23     11.17          14,822       1.50
   1995(1)    10.00       0.03          0.75         (0.02)          (0.02)       10.74      7.81           9,990       1.50
   CLASS A
   1999      $11.20     $(0.01)       $ 0.42       $    --           $  --       $11.61      3.66%        $   560       1.75%*
   1998       10.33       0.01          0.88         (0.01)          (0.01)       11.20      8.69             576       1.75
   1997       11.22       0.05         (0.04)        (0.05)          (0.85)       10.33      0.00             665       1.75
   1996       10.73       0.09          1.06         (0.04)          (0.62)       11.22     10.88             788       1.75
   1995(2)    10.00       0.01          0.75         (0.01)          (0.02)       10.73      7.64             621       1.75
   CLASS B
   1999      $11.08     $(0.02)       $ 0.39       $    --           $  --       $11.45      3.34%        $   449       2.50%*
   1998       11.30      (0.06)         0.86         (0.01)          (0.01)       11.08      7.84             312       2.50
   1997(3)    11.45      (0.03)        (0.23)        (0.04)          (0.85)       10.30     (2.39)            118       2.50
-----------------------------------------------------------------------------------------------------------------------------------



                                             RATIO OF
                                               NET
                RATIO         RATIO OF      INVESTMENT
                OF NET        EXPENSES      INCOME TO
              INVESTMENT     TO AVERAGE      AVERAGE
                INCOME       NET ASSETS     NET ASSETS       PORTFOLIO
              TO AVERAGE    (EXCLUDING      (EXCLUDING        TURNOVER
              NET ASSETS      WAIVERS)        WAIVERS)          RATE
--------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------
   CLASS I
   1999         1.89%*         1.12%*          1.64%*          38.60%
   1998         2.06           1.18            1.68            43.77
   1997         2.67           1.14            2.33            93.85
   1996         3.68           1.11            3.37            43.80
   1995         3.89           1.11            3.58            41.63
   1994         3.64           1.09            3.35            27.15
   CLASS A
   1999         1.64%*         1.37%*          1.39%*          38.60%
   1998         1.81           1.43            1.43            43.77
   1997         2.44           1.39            2.10            93.85
   1996         3.43           1.36            3.12            43.80
   1995         3.64           1.36            3.33            41.63
   1994         3.39           1.34            3.10            27.15
   CLASS B
   1999         0.89%*         2.12%*          0.64%*          38.60%
   1998         1.02           2.18            0.64            43.77
   1997(1)      1.23           2.28            0.75            93.85

--------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------
   CLASS I
   1999         0.33%*         1.66%*          0.17%*          15.13%
   1998         0.41           1.72            0.19           115.79
   1997         0.95           1.69            0.76            71.22
   1996         0.85           1.73            0.62            67.03
   1995(1)      0.79           2.11            0.18            14.32
   CLASS A
   1999         0.08%*         1.89%*         (0.06)%*         15.13%
   1998         0.29           1.97            0.07           115.79
   1997         0.70           1.95            0.50            71.22
   1996         0.70           1.98            0.47            67.03
   1995(2)      0.45           2.38           (0.18)           14.32
   CLASS B
   1999        (0.65)%*        2.66%*         (0.81)%          15.13%
   1998        (0.62)          2.70           (0.82)          115.79
   1997(3)     (0.60)          2.70           (0.80)           71.22
--------------------------------------------------------------------------

  * ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON MAY 1, 1995. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT
    BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 4, 1995. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND
    HAS NOT BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 7, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT
    BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              53

Notes to Financial Statements

1. ORGANIZATION

The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, Institutional Select Money Market Fund (the "Money Market Funds"); the High Yield Bond Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund (the "Fixed Income Funds"); the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Equity Index Fund, the Mid Cap Fund, the International Equity Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Equity Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The high Yield Bond Fund and the Equity Index Fund are currently "feeder" funds in separate Master-Feeder structures. That is, the High Yield Bond Fund and the Equity Index Fund each currently invest in another open-end management investment company with the same investment objectives and hold as their only investment securities, shares of a single "master" fund, in this case, the SEI Institutional Managed Trust High Yield Bond Portfolio and the SEI Index Funds S&P 500 Index Portfolio, respectively. However, in certain instances the Funds are permitted to invest in securities other than a single open-end management investment company. The financial statements included herein present information relating to all of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION -- The value of investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.
     The investments of the High Yield Bond and Equity Index Funds (the "Feeder Funds") in the SEI Institutional Managed Trust's High Yield Bond Portfolio and the SEI Index Funds S&P 500 Index Portfolio (the "Master Funds"), respectively, are valued at the net asset value per share of each Master Fund determined as of the close of the New York Stock Exchange.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     The International Equity Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Fund accrues such taxes when the related income is earned.

--------------------------------------------------------------------------------
54

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
o market value of investment securities, other assets and liabilities at the current rate of exchange; and
o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.
     The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Purchase discounts and premiums on securities held by the Fixed Income Funds and the Balanced Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Money Market Funds and Fixed Income, Intermediate-Term Government, New Jersey Municipal, and Pennsylvania Municipal Funds are declared daily and paid monthly. Distributions from net investment income for the High Yield Bond Fund are declared and paid monthly. The Equity Funds and the Balanced Fund declare and pay distributions from net investment income quarterly, except for the International Equity Fund which declares and pays distributions annually. Any net realized capital gains will be distributed at least annually for all Funds.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs included legal fees of approximately
--------------------------------------------------------------------------------

$60,521 for organizational work performed by a law firm of which two officers of the Trust are partners.
     Certain officers and/or Trustees of the Trust are also officers and/or directors of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.
     The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $135,248 for the period ended 6/30/99.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Trust with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.20% of the average daily net assets of each Fund with the exception of the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund, which pay annual fees that are calculated daily and paid monthly at an annual rate of 0.35% and 0.10% of average daily net assets, respectively. The Administrator has voluntarily agreed to waive its fees in the High Yield Bond and Equity Index Funds.
     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Trust's shares. The Trust has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.25% of the Fund's Class A average daily net assets.
     The Trust has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets.
     The Trust has also adopted a distribution plan for Class S shares (the "Class S Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.60% of the Fund's Class S average daily net assets. The Distributor has agreed to voluntarily waive a portion of its distribution fees from Class S shares in order to limit the operating expenses of the Funds.
     The Distributor receives no fees for its distribution services for Class I shares of any fund. The U.S. Treasury Securities Plus Money Market Fund pays a distribution fee of 0.03% of average daily net assets.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
The Trust and Summit Bank Investment Management Division, a division of Summit Bank, (the "Advisor") are parties to an advisory agreement. Under the terms of the agreement, the Advisor will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market, Prime Obligation Money Market and Tax-Exempt Money Market Funds, 0.15% of the average daily net assets of the U.S. Treasury Securities Plus Money Market Fund, 0.10% of the average daily net assets of the Institutional Select MoneyMarket Fund, 0.60% of the average daily net assets of the Fixed Income Funds and 0.75% of the average daily net assets of the Equity Funds and the Balanced Fund. The Trust and the Advisor are also parties to a second advisory agreement relating only to the International Equity Fund. Under the terms of the agreement, the Advisor receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the International Equity Fund. The Advisor has voluntarily agreed to waive all or a portion of its fee in order to limit the operating expenses of the Funds.
     As of September 1, 1998, Vontobel USA Inc. began serving as the investment sub-adviser to the International Equity Fund. Prior to that date, Wellington Management Company LLP served as the investment sub-advisor to the Fund. The sub-advisory fees are paid by the Advisor.
     Summit Bank also acts as Custodian of securities for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities


--------------------------------------------------------------------------------
56

                                                       JUNE 30, 1999 (UNAUDITED)

are to be purchased or sold in the Funds. For its services, the Custodian receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of each domestic Fund and an annual rate of 0.17% of the average daily net assets of the International Equity Fund.
     In addition to the fees paid at the feeder level for the High Yield Bond and Equity Index Funds, each Feeder Fund's shareholders will bear indirectly their prorata portion of the administrative, distribution, advisory and other expenses of the respective Master Fund in which they invest.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short term investments, during the period ended June 30, 1999 were as follows:

                                        NEW
                 EQUITY       FIXED    JERSEY    INT.-TERM    PA     HIGH YIELD
                  INDEX      INCOME     MUNI.     GOV'T.     MUNI.      BOND
                ----------  --------  --------  ---------- --------   --------
                  (000)       (000)     (000)     (000)     (000)      (000)
Purchases
  U.S. Gov't     $  --       $21,776  $    --     $10,999  $    --    $  --
  Other          12,643       16,465    6,141        --     11,905     4,566
Sales
  U.S. Gov't        --        31,875       --      15,256       --       --
  Other            112         2,100   16,965        --     13,705       253


              EQUITY      EQUITY    EQUITY       MID               INTERNATIONAL
              GROWTH      VALUE     INCOME       CAP     BALANCED     EQUITY
            ----------  --------   --------  ---------- --------   -------------
               (000)      (000)      (000)      (000)     (000)       (000)
Purchases
  U.S. Gov't $   --    $    --    $    --     $   --    $ 9,060     $   --
  Other       118,003   39,608     13,531      3,883     25,039      5,266
Sales
  U.S. Gov't     --      2,727        367         --     12,339         --
  Other       133,374   29,464     24,689      4,600     13,902      3,022

At June 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1999, for each Fund is as follows:

                                          NEW
                  EQUITY       FIXED     JERSEY   INT.-TERM    PA    HIGH YIELD
                  INDEX       INCOME      MUNI.     GOV'T.     MUNI.    BOND
                  ------     -------     ------   --------- -------- ----------
                   (000)      (000)      (000)      (000)      (000)    (000)
Aggregate gross
  unrealized gain $1,959     $ 1,109     $2,457     $134     $   116   $  --
Aggregate gross
  unrealized loss     --      (4,224)    (1,274)    (493)     (1,134)   (116)
                  ------     -------     ------     -----    -------   -----
Net unrealized
  gain/loss       $1,959     $(3,115)    $1,183     $(359)   $(1,018)  $(116)
                  ======     =======     ======     =====    =======   =====


                   EQUITY     EQUITY     EQUITY      MID             INTERNATIONAL
                   GROWTH     VALUE      INCOME      CAP     BALANCED    EQUITY
                 ----------  --------   --------  ---------- --------   --------
                   (000)      (000)       (000)      (000)     (000)     (000)
Aggregate gross
  unrealized gain $90,435    $111,064   $37,237    $2,673     $16,589    $3,708
Aggregate gross
  unrealized loss  (1,386)     (2,694)   (1,445)     (690)     (1,295)   (1,287)
                  -------    --------   -------    ------     -------    ------
Net unrealized
  gain            $89,049    $108,370   $35,792    $1,983     $15,294    $2,421
                  =======    ========   =======    ======     =======    ======

7. CONCENTRATION OF CREDIT RISK
The Money Market Funds invest primarily in a portfolio of money market instruments maturing in one year or less whose rating are within one of the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by a Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The Fixed Income Funds invest in debt instruments and the Balanced Fund invests in a combination of equity, fixed income and money market securities.
     The New Jersey Municipal Securities and the Pennsylvania Municipal Securities Funds invest primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures, rated A or better by a NRSRO, or, if not rated, determined by the Advisor to be of comparable quality. Although the Funds maintain a portfolio containing the securities of various issuers, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The following tables present a summary of Standard & Poor's ratings for the holdings in each of these portfolios:


                                              TAX-                    INSTITUTIONAL
                        U.S.                 EXEMPT       U.S.           SELECT
                     TREASURY     PRIME      MONEY      TREASURY          MONEY
                    SECURITIES OBLIGATION    MARKET  SECURITIES PLUS     MARKET
                    ---------- ----------   -------- ---------------  -------------
U.S. Gov't. Securities  39.5%       5.3%       5.6%       44.6%            2.7%
Repurchase Agreements   60.5       10.6        --         55.4            10.6
Municipal Securities     --          --       88.1         --               --
Commercial Paper         --        84.1        --          --             86.7
Other Short Term
  Securities             --          --        6.3         --               --

--------------------------------------------------------------------------------
                                                                              57

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

                         FIXED     NEW JERSEY        INT.-TERM
                         INCOME        MUNI.           GOVT.
                       ----------  --------------   ----------
U.S. Gov't. Securities   55.9%          --             99.1%
AAA                      13.7         69.8%              --
AA                        7.1         17.9               --
A                        23.1            7               --
BBB                        --          1.3               --
NR                         .2            4               .9
All Other                  --           --               --

                                                   PA
                                BALANCED          MUNI.
                              ------------    ----------
U.S. Gov't. Securities            9.7%             --
AAA                               1.4            60.6%
AA                                7.6            35.5
A                                 9.9              .3
BBB                                --              --
NR                                1.5             3.6
Common Stock                     69.9              --
All Other                          --              --

8. OPTIONS TRANSACTIONS
The Equity Growth Fund transacted in call and put options during the period. These transactions, which were undertaken principally to hedge against market risk, entail certain risks. These risks include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (3) there may not be a liquid secondary market for options. Gains and losses for the Equity Growth Fund due to option activity for the period ended June 30, 1999 were as follows:

                                        GAINS/(LOSSES)
                                        --------------
              Written Call Options        $1,136,727
              Call Options                  (782,754)
              Put Options                  1,615,520

As of June 30, 1999 there were no equity options outstanding.

9. EQUITY SWAP TRANSACTION
The Equity Growth Fund entered into an equity swap transaction in November of 1998. This equity swap transaction involved exchanging the returns from the Equity Growth's basket of securities, inclusive of dividends, for the return of the Standard and Poor's 500 Index ("S&P 500"); also inclusive of dividends. This transaction was undertaken principally to allow the Equity Growth Fund to lock in this superior performance relative to the S&P 500 for the calendar year. At the time the Equity Growth Fund entered into the swap transaction, its total return was approximately four percentage points above that of the S&P 500, the benchmark index for the Fund. Equity swap transactions entail certain risks, including: (1) the success of a fund's strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; and (2) there may be little correlation between a fund's securities and the value of the S&P 500.
     The Equity Growth Fund realized losses of $10,191,337 during the year ended December 31, 1998 and had an unrealized loss of $17,248,556 as of December 31, 1998 related to the equity swap transaction. On January 7, 1999 the equity swap was terminated and the unrealized loss became a realized loss in the amount of $17,717,000.

10. SHAREHOLDER VOTING RESULTS
At a shareholder meeting held on April 15, 1999, the shareholders of the Pillar Equity Growth Fund, Equity Value Fund, Equity Income Fund, Balanced Fund, Mid Cap Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, and Pennsylvania Municipal Securities Fund voted on the following proposals set forth below.

--------------------------------------------------------------------------------
58

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


Proposal 1
     To revise a fundamental investment policy to increase, from 10% to 33-1/3% of total assets, the Fund's ability to borrow money for temporary or emergency purposes.

                         Shares       % of Shares   % of Shares
Portfolio                 Voted          Voted      Outstanding
---------------------------------------------------------------
Balanced Fund
    For                 2,543,185        93.91%        52.69%
    Against               108,687         4.01%         2.25%
    Abstain                56,288         2.08%         1.17%
Equity Income Fund
    For                 6,977,657        97.61%        75.63%
    Against               109,923         1.54%         1.19%
    Abstain                60,714         0.85%         0.66%
Equity Value Fund
    For                15,673,627        98.65%        87.52%
    Against               147,043         0.93%         0.82%
    Abstain                66,966         0.42%         0.37%
Equity Growth Fund
    For                17,442,717        99.39%        94.91%
    Against                96,688         0.55%         0.53%
    Abstain                10,478         0.06%         0.06%
Fixed Income Fund
    For                20,160,412        99.58%        92.50%
    Against                63,110         0.31%         0.29%
    Abstain                21,759         0.11%         0.10%
Mid Cap Fund
    For                   969,875        99.04%        94.73%
    Against                90,417         0.96%         0.92%
    Abstain                     0         0.00%         0.00%
Pennsylvania Municipal Securities Fund
    For                 3,536,327        99.98%        99.35%
    Against                   679         0.02%         0.02%
    Abstain                     0         0.00%         0.00%
New Jersey Municipal Securities Fund
    For                11,237,076        98.91%        88.56%
    Against               104,084         0.92%         0.83%
    Abstain                19,535         0.17%         0.15%


Proposal 2
     To revise a fundamental investment policy to permit the Fund to invest in futures contracts, commodities and commodities contracts.

                         Shares       % of Shares   % of Shares
Portfolio                 Voted          Voted      Outstanding
---------------------------------------------------------------
Balanced Fund
    For                   442,990        16.36%         9.18%
    Against             2,210,272        81.62%        45.79%
    Abstain                54,899         2.02%         1.14%
Equity Income Fund
    For                   612,736         8.57%         6.64%
    Against             6,479,069        90.64%        70.23%
    Abstain                56,487         0.79%         0.61%
Equity Value Fund
    For                   656,005         4.13%         3.66%
    Against            15,182,468        95.56%        84.78%
    Abstain                49,164         0.31%         0.27%
Fixed Income Fund
    For                   240,318         1.19%         1.10%
    Against            19,972,744        98.65%        91.64%
    Abstain                32,218         0.16%         0.10%
Mid Cap Fund
    For                    19,458         1.99%         1.90%
    Against               959,834        98.01%        93.75%
    Abstain                     0         0.00%         0.00%
Pennsylvania Municipal Securities Fund
    For                    17,849         0.50%         0.50%
    Against             3,519,157        99.50%        98.87%
    Abstain                     0         0.00%         0.00%
New Jersey Municipal Securities Fund
    For                   779,994         6.87%         6.15%
    Against            10,568,709        93.02%        83.29%
    Abstain                12,642         0.11%         0.10%

--------------------------------------------------------------------------------
                                                                              59

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

Proposal 3
     To revise a fundamental limitation of the Fund to increase, from 5% to 10%, the Fund's ability to acquire the voting securities of any one issuer and to apply the 10% limit on ownership of voting securities of an issuer to 75% of the total assets of the Fund, rather than 100% of its total assets.

                         Shares       % of Shares   % of Shares
Portfolio                 Voted          Voted      Outstanding
---------------------------------------------------------------
Balanced Fund
    For                 2,584,300        95.43%        53.54%
    Against                58,210         2.15%         1.21%
    Abstain                65,651         2.42%         1.36%
Equity Income Fund
    For                 7,011,044        98.08%        75.99%
    Against                65,242         0.91%         0.71%
    Abstain                72,007         1.01%         0.78%
Equity Value Fund
    For                15,752,159        99.15%        87.96%
    Against                79,115         0.50%         0.44%
    Abstain                56,363         0.35%         0.31%
Equity Growth Fund
    For                17,452,331        99.55%        95.07%
    Against                60,522         0.35%         0.33%
    Abstain                17,030         0.10%         0.09%
Fixed Income Fund
    For                20,165,400        99.60%        92.50%
    Against                46,416         0.23%         0.21%
    Abstain                33,464         0.17%         0.15%
Mid Cap Fund
    For                   960,609        98.09%        93.83%
    Against                 4,454         0.45%         0.44%
    Abstain                14,228         1.46%         1.39%

Proposal 4
     To reclassify as "non-fundamental" a fundamental limitation of the Fund regarding investment in companies for the purpose of exercising control.

                         Shares       % of Shares   % of Shares
Portfolio                 Voted          Voted      Outstanding
---------------------------------------------------------------
Balanced Fund
    For                 2,559,143        94.50%        53.02%
    Against                81,911         3.02%         1.70%
    Abstain                67,057         2.48%         1.39%
Equity Income Fund
    For                 7,000,950        97.94%        75.08%
    Against                72,673         1.02%         .790%
    Abstain                74,665         1.04%         0.81%
Equity Value Fund
    For                15,737,152        99.05%        87.88%
    Against                86,669         0.55%         0.48%
    Abstain                63,815         0.40%         0.36%
Fixed Income Fund
    For                20,159,361        99.58%        92.50%
    Against                58,671         0.29%         0.27%
    Abstain                27,229         0.13%         0.12%
Mid Cap Fund
    For                   974,837        99.55%        95.22%
    Against                 4,454         0.45%         0.44%
    Abstain                     0         0.00%         0.00%
Pennsylvania Municipal Securities Fund
    For                 3,536,862       100.00%        99.37%
    Against                   144         0.00%         0.00%
    Abstain                     0         0.00%         0.00%
New Jersey Municipal Securities Fund
    For                11,242,763        98.95%        88.61%
    Against                99,486         0.88%         0.78%
    Abstain                19,096         0.17%         0.15%


--------------------------------------------------------------------------------
60

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

Proposal 5
     To reclassify as "non-fundamental" a fundamental limitation of the fund that restricts the Fund's ability to purchase securities of issues whose securities are owned by the officers, trustees, partners and directors of the Trust or any investment advisor.

                         Shares       % of Shares   % of Shares
Portfolio                 Voted          Voted      Outstanding
---------------------------------------------------------------
Balanced Fund
    For                   436,308        16.11%         9.04%
    Against             2,200,517        81.26%        45.59%
    Abstain                71,336         2.63%         1.48%
Equity Income Fund
    For                   600,611         8.40%         6.51%
    Against             6,473,550        90.56%        70.17%
    Abstain                71,336         1.04%         0.80%
Equity Value Fund
    For                   651,255         4.10%         3.64%
    Against            15,167,692        95.47%        84.70%
    Abstain                68,690         0.43%         0.38%
Fixed Income Fund
    For                   261,239         1.30%         1.20%
    Against            19,848,672        98.53%        91.53%
    Abstain                35,369         0.17%         0.16%
Mid Cap Fund
    For                     8,776         0.90%         0.86%
    Against               956,287        97.65%        93.41%
    Abstain                14,228         1.45%         1.39%
Pennsylvania Municipal Securities Fund
    For                    21,842         0.62%         0.61%
    Against             3,515,164        99.38%        98.76%
    Abstain                     0         0.00%         0.00%
New Jersey Municipal Securities Fund
    For                   775,008         6.82%         6.11%
    Against            10,563,355        92.98%        83.25%
    Abstain                22,982         0.20%         0.18%

10. FORWARD FOREIGN CURRENCY CONTRACTS
The International Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at June 30, 1999 for the International Fund.

                                                                   NET UNREALIZED/
                                        CONTRACTS    IN EXCHANGE    APPRECIATION
                       SETTLEMENT      TO DELIVER        FOR       (DEPRECIATION)
                          DATES            (000)        (000)           (000)
                        ----------      ----------   -----------   --------------
Foreign Currency Sales:
                       8/24/99 CHF         1,500        $1,052        $  78
                       8/24/99 EUR         2,500         2,781          184
                       8/24/99 JPY       125,000         1,055           16
                                                        ------        -----
                                                        $4,888        $ 278
                                                        ------        -----
Foreign Currency Purchases:
                       8/24/99 JPY       125,000        $1,070        $ (31)
                                                        ------        -----
                                                        $1,070        $ (31)
                                                        ------        -----
                                                                      $ 247
                                                                      =====
CURRENCY LEGEND
  CHF -- Swiss Francs
  EUR -- Euro
  JPY -- Japanese Yen

11. STATEMENTS OF ASSETS AND LIABILITIES AND SCHEDULES OF INVESTMENTS FOR
    SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO AND THE SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO (UNAUDITED)
The following unaudited statements of assets and liabilities and schedules of investments as of June 30, 1999 are for the underlying master portfolios for the High Yield Bond and Equity Index Funds. These statements are included since the High Yield Bond and Equity Index Funds invest substantially all of their assets in these portfolios.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
CORPORATE OBLIGATIONS--93.4%
   AAF-Mcquay (A)
      8.875%, 02/15/03                $    535        $    512
   Abraxas Petroleum, Ser D
     11.500%, 11/01/04                   1,250             784
   Ackerley Group, Ser B
      9.000%, 01/15/09                   1,600           1,608
   Acme Television (B)*
      0.000%, 09/30/04                     500             411
   Adelphia Cable Communications
     10.500%, 07/15/04                     500             535
   Adelphia Communications
      7.875%, 05/01/09                     500             464
   Adelphia Communications (A)
      8.375%, 02/01/08                   1,000             990
   Adelphia Communications, Ser B
      8.375%, 02/01/08                     750             742
   ADV Accessory
      9.750%, 10/01/07                     550             516
   Advance Holding (B)
      0.000%, 04/15/09                   1,500             846
   Advance Stores (A)
     10.250%, 04/15/08                   1,100           1,056
   Advanced Glassfiber (A)
      9.875%, 01/15/09                   1,000             972
   AEI Resources (A)
     11.500%, 12/15/06                     500             492
   AES
      8.500%, 11/01/07                     800             748
   AES (A)
      8.000%, 12/31/08                     500             492
   Aetna Industries
     11.875%, 10/01/06                   1,000           1,059
   AFC Enterprises
     10.250%, 05/15/07                   1,100           1,122
   Agrilink Foods
     11.875%, 11/01/08                   1,700           1,755
   Ainsworth Lumber
     12.500%, 07/15/07                   1,500           1,669
   Airplanes Pass Through Trust
     10.875%, 03/15/19                     300             300
   Alaris Medical (B)
      0.000%, 08/01/08                   1,000             549
   Algoma Steel
     12.375%, 07/15/05                   1,000             977
   Allbritton Communications
      9.750%, 11/30/07                     800             808

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Allied Holdings, Ser B
      8.625%, 10/01/07                $    850        $    828
   Allied Waste North America
      7.875%, 01/01/09                   1,300           1,204
   AMC Entertainment
      9.500%, 03/15/09                   1,000             962
   AMC Entertainment (A)
      9.500%, 02/01/11                   1,000             952
   American Axle (A)
      9.750%, 03/01/09                     500             500
   American Builder & Contractors
     10.625%, 05/15/07                     500             470
   American Cellular
     10.500%, 05/15/08                     750             769
   American Commercial Lines
     10.250%, 06/30/08                     600             614
   American Lawyer Media
      9.750%, 12/15/07                   1,000           1,031
   American Media Operation (A)
     10.250%, 05/01/09                     750             751
   American Radio Systems
      9.000%, 02/01/06                     500             536
   American Restaurant Group
     11.500%, 02/15/03                     700             634
   American Skiing
     12.000%, 07/15/06                     450             359
   Ameriking
     10.750%, 12/01/06                     500             529
   Ameriserv Food
      8.875%, 10/15/06                     200             185
   Ameristar Casino, Ser B
     10.500%, 08/01/04                   1,000           1,016
   AMF Group
     10.875%, 03/15/06                     700             572
   AMF Group Senior (B)
      0.000%, 03/15/06                     306             189
   Ampex
     12.000%, 03/15/03                   1,000           1,040
   Amphenol
      9.875%, 05/15/07                     500             511
   AMSC Acquisition, Ser B
     12.250%, 04/01/08                     900             700
   Amscan Holdings
      9.875%, 12/15/07                     400             332
   Amtrol
     10.625%, 12/31/06                     400             395
   Anchor Lamina
      9.875%, 02/01/08                   1,000             927


--------------------------------------------------------------------------------
62

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Anthony Crane Rentals, Ser B
     10.375%, 08/01/08                $    500        $    502
   Apcoa
      9.250%, 03/15/08                     700             652
   Applied Extrusion Tech, Ser B
     11.500%, 04/01/02                     800             818
   Arcadia Financial Ltd.
     11.500%, 03/15/07                     500             434
   Archibald Candy
     10.250%, 07/01/04                   1,200           1,212
   Argosy Gaming
     10.750%, 06/01/09                   1,300           1,323
   Atlantic Express
     10.750%, 02/01/04                     500             499
   Atlas Air
      9.375%, 11/15/06                     750             733
   Aurora Foods
      8.750%, 07/01/08                     850             856
   Autotote
     10.875%, 08/01/04                   1,000           1,047
   Avalon Cable Holdings
      0.000%, 12/01/08                     500             334
   Avalon Cable of Michigan
      9.375%, 12/01/08                   1,250           1,275
   Aztar (A)
      8.875%, 05/15/07                   1,500           1,436
   B&G Foods
      9.625%, 08/01/07                     500             469
   Ball
      8.250%, 08/01/08                     700             689
   Bally Total Fitness, Ser B
      9.875%, 10/15/07                     400             387
   Bayou Steel
      9.500%, 05/15/08                     750             733
   Belden & Blake, Ser B
      9.875%, 06/15/07                     500             384
   Bellwether Exploration
     10.875%, 04/01/07                   1,200           1,131
   Berry Plastics
     12.500%, 06/15/06                     500             519
   Berry Plastics (A)
     11.000%, 07/15/07                   1,300           1,313
   Beverly Enterprises
      9.000%, 02/15/06                     700             691
   BGF Industries (A)
     10.250%, 01/15/09                   1,000             912
   Big City Radio (B)
      0.000%, 03/15/05                   1,700           1,213


---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Big Flower Press (A)
      8.625%, 12/01/08                $  1,000        $    927
   Blue Bird Body
     10.750%, 11/15/06                     500             524
   Booth Creek
     12.500%, 03/15/07                     600             532
   Boyd Gaming
      9.500%, 07/15/07                     500             499
   Boyds Collection (A)
      9.000%, 05/15/08                     478             470
   Brand Scaffold Services
     10.250%, 02/15/08                     750             734
   Breed Technologies
      9.250%, 04/15/08                   1,000             147
   Bresnan Communication (A)
      8.000%, 02/01/09                     850             839
   Bresnan Communication (B)
      0.000%, 02/01/09                   1,700           1,107
   Buckeye Cellulose
      9.250%, 09/15/08                     500             526
   Bucyrus International
      9.750%, 09/15/07                     500             487
   Building One Services (A)
     10.500%, 05/01/09                     750             711
   Burke Industries
     10.000%, 08/15/07                     600             454
   BWAY, Ser B
     10.250%, 04/15/07                     500             519
   Caithness Coso (A)
      9.050%, 12/15/09                   1,000             980
   California Steel (A)
      8.500%, 04/01/09                     500             489
   Call-Net Enterprises
      9.375%, 05/15/09                   1,050           1,000
   Call-Net Enterprises (A) (B)
      0.000%, 08/15/08                     600             331
   Call-Net Enterprises (B)
      0.000%, 08/15/07                   1,000             679
   Call-Net Enterprises (B)
      0.000%, 05/15/09                     500             277
   Cambridge Industries, Ser B
     10.250%, 07/15/07                     500             409
   Canadian Airlines
     10.000%, 05/01/05                     400             287
   Canadian Airlines Yankee
     12.250%, 08/01/06                     950             397
   Canadian Forest Oil, Ltd.
      8.750%, 09/15/07                     500             479

--------------------------------------------------------------------------------
                                                                              63

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO (CONTINUED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Caprock Communications (A)
     11.500%, 05/01/09                $  1,000        $  1,012
   Capstar Broadcasting
      9.250%, 07/01/07                   1,000           1,032
   Capstar Broadcasting (B)
      0.000%, 02/01/09                   1,000             837
   Capstar Hotel
      8.750%, 08/15/07                     500             467
   Carrier One (A)
     13.250%, 02/15/09                   1,000           1,060
   Carrols (D)
      9.500%, 12/01/08                   1,000             955
   Casino Magic
     13.000%, 08/15/03                   1,600           1,784
   Cencall Communication (B)
      0.000%, 01/15/04                     100             102
   Centennial Cellular (A)
     10.750%, 12/15/08                   1,000           1,032
   Century Communications
      8.875%, 01/15/07                     550             550
   Century Communications, Ser B
      0.000%, 01/15/08                   1,850             830
   CF Cable Television
     11.625%, 02/15/05                      50              55
   Chancellor Media
      9.375%, 10/01/04                     750             771
   Chancellor Media (A)
      8.000%, 11/01/08                     500             490
   Charter Comm Holdings (A)
      8.625%, 04/01/09                   1,500           1,440
   Charter Comm Holdings (B)
      0.000%, 04/01/11                   1,600             994
   Cinemark USA
      9.625%, 08/01/08                     500             496
      9.625%, 08/01/08                     100              99
   Cinemark USA, Ser B
      8.500%, 08/01/08                     500             474
   Circus Circus Enterprise
      9.250%, 12/01/05                   1,000           1,015
   Citadel Broadcasting
      9.250%, 11/15/08                   1,250           1,287
   Clark R&M
      8.875%, 11/15/07                     500             427
   Classic Cable (A)
      9.875%, 08/01/08                   1,200           1,251
   Classic Communications (B)
      0.000%, 08/01/09                   1,000             666

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Clearnet Communications (B)
      0.000%, 12/15/05               $   1,800         $ 1,636
   Cliffs Drilling
     10.250%, 05/15/03                     400             390
   Climachem, Ser B
     10.750%, 12/01/07                   1,000           1,001
   CMS Energy
      7.500%, 01/15/09                   1,100           1,045
   CMS Energy (A)
      6.750%, 01/15/04                     650             618
   Coast Hotels & Casinos
      9.500%, 04/01/09                   1,200           1,149
   Coaxial Communication
     10.000%, 08/15/06                   1,700           1,772
      0.000%, 08/15/08                   1,000             675
   Cogentrix Energy
      8.750%, 10/15/08                   1,000           1,012
   Coinstar (B)
      0.000%, 10/01/06                   1,000             986
   Collins & Aikman (A)
     10.000%, 01/15/07                   1,000           1,007
   Collins & Aikman (A)
     11.500%, 04/15/06                   1,550           1,577
   Color Spot Nurseries
     10.500%, 12/15/07                     900             673
   Colorado Gaming &
     Entertainment PIK
     12.000%, 06/01/03                   1,000           1,010
   Comcast
      9.375%, 05/15/05                     250             268
      9.125%, 10/15/06                     600             641
   Comcast Cellular (A)
      9.500%, 05/01/07                   1,000           1,124
   Comcast UK Cable (B)
      0.000%, 11/15/07                     750             678
   Commonwealth Aluminum
     10.750%, 10/01/06                     500             502
   Communications Instrument
     10.000%, 09/15/04                     500             451
   Completel Europe (B)
      0.000%, 02/15/09                   1,800             981
   Concentric Network
     12.750%, 12/15/07                     550             568
   Condor Systems (A)
     11.875%, 05/01/09                     750             724
   Congoleum
      8.625%, 08/01/08                     500             484

--------------------------------------------------------------------------------
64

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Consolidated Container (A)
     10.125%, 07/15/09                 $ 1,000         $ 1,010
   Constellation Finance LLC
     Ser 1997-1
      9.800%, 12/14/02                     500             480
   Consumers Packaging (A)
      9.750%, 02/01/07                     750             731
   Container
      9.750%, 04/01/03                     550             576
   Costilla Energy
     10.250%, 10/01/06                   1,000             297
   Covad Comm Group (A)
     12.500%, 02/15/09                     800             770
   Crown Central Petroleum
     10.875%, 02/01/05                   1,000             870
   Crown Packaging Enterprises Ltd. (B)
      0.000%, 08/01/06                     775              39
   Crown Paper
     11.000%, 09/01/05                   1,000             727
   CSC Holdings
      9.250%, 11/01/05                     250             266
      9.875%, 02/15/13                     650             702
   CSC Holdings, Ser B
      8.125%, 08/15/09                     750             787
   Cumulus Media (A)
     10.375%, 07/01/08                   1,000           1,052
   Dr. Horton (A)
      8.000%, 02/01/09                   1,000             942
   Dade International
     11.125%, 05/01/06                     500             526
   Dailey International, Ser B
      0.000%, 02/15/08                   1,250             809
   Day International
      9.500%, 03/15/08                     600             550
   Deleware County Remy International
     10.625%, 08/01/06                   1,500           1,571
   Details, Ser B
     10.000%, 11/15/05                     500             475
   Diamond Brands Operating (A)
     10.125%, 04/15/08                     650             583
   Diamond Cable (B)
      0.000%, 02/15/07                   1,450           1,122
   Diamond Cable Communications (B)
      0.000%, 09/30/04                     300             307
      0.000%, 12/15/05                   1,050             928
   Diamond Holdings PLC
      9.125%, 02/01/08                   1,000           1,002

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Diamond Triumph Auto (A)
      9.250%, 04/01/08                $  1,000        $    995
   Digital Television Services DTS
     Capital, Ser B
     12.500%, 08/01/07                     500             558
   Diva Systems, Ser B (B)
      0.000%, 03/01/08                   2,757             930
   Dobson Communications (A)
     11.750%, 04/15/07                     600             634
   Dobson/Sygnet Communications (A)
     12.250%, 12/15/08                   1,000           1,057
   Dolphin Telecom PLC (A)
      0.000%, 05/15/09                     800             380
   Dolphin Telecom PLC (B)
      0.000%, 06/01/08                     600             299
   Doman Industries (A)
     12.000%, 07/01/04                   1,250           1,203
   Doskocil Manufacturing
     10.125%, 09/15/07                     500             309
   Drypers
     10.250%, 06/15/07                   1,450           1,164
   DTI Holdings
      0.000%, 03/01/08                   1,000             369
   Dual Drilling
      9.875%, 01/15/04                     500             524
   Dura Operating (A)
      9.000%, 05/01/09                     750             722
   E.spire Communications
     13.750%, 07/15/07                     500             444
      0.000%, 07/01/08                     500             184
   E.spire Communications (B)
      0.000%, 11/01/05                   1,800           1,132
      0.000%, 04/01/06                     500             314
   Eagle Family Foods
      8.750%, 01/15/08                   1,200           1,095
   Eagle Geophysical (A)
     10.750%, 07/15/08                   1,000             587
   Echostar DBS (A)
      9.375%, 02/01/09                   1,550           1,581
   Econophone (B)
      0.000%, 02/15/08                   1,000             557
   Eldorado Resorts
     10.500%, 08/15/06                     500             520
   Elgar Holdings
      9.875%, 02/01/08                   1,000             797

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO (CONTINUED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Emmis Communication (A)
      8.125%, 03/15/09                $  1,000        $    955
   Empress Entertainment (A)
      8.125%, 07/01/06                     450             454
   Energis PLC (A)
      9.750%, 06/15/09                     650             655
   Energy of America
      9.500%, 05/15/07                     500             459
   Esprit Telecom Group PLC
     11.500%, 12/15/07                     500             527
   Exodus Communications (A)
     11.250%, 07/01/08                   1,200           1,248
   Facilicom International
     10.500%, 01/15/08                     800             618
   Falcon Building
      9.500%, 06/15/07                     500             462
   Falcon Holding Group (B)
      0.000%, 04/15/10                     750             520
   Falcon Holdings Group
      8.375%, 04/15/10                   1,165           1,150
   Finlay Enterprises
      9.000%, 05/01/08                     200             197
   First Wave Marine
     11.000%, 02/01/08                   1,000             944
   Fisher Scientific International
      9.000%, 02/01/08                   1,000             950
   Fitzgeralds Gaming
      0.000%, 12/15/04                   1,050             575
   Flag Ltd.
      8.250%, 01/30/08                     750             707
   Fleming
     10.500%, 12/01/04                     670             635
   Flores & Rucks
      9.750%, 10/01/06                     400             411
   Florida Panthers Holdings (A)
      9.875%, 04/15/09                     750             718
   Focal Communications (B)
      0.000%, 02/15/08                   1,250             672
   Formica (A)
     10.875%, 03/01/09                   1,000             977
   Fountain View (A)
     11.250%, 04/15/08                   1,000             874
   French Fragrances
     10.375%, 05/15/07                     500             507
   Friendly Ice Cream
     10.500%, 12/01/07                     700             621


---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Frontier Oil (A)
      9.125%, 02/15/06                $    800        $    760
   Frontiervision (B)
      0.000%, 09/15/07                     700             605
   Frontiervision Holdings (B)
      0.000%, 09/15/07                     600             518
   Fundy Cable
     11.000%, 11/15/05                     500             545
   Galaxy Telecom Senior
     Subordinate Notes (A)
     12.375%, 10/01/05                   1,000           1,105
   Galey & Lord
      9.125%, 03/01/08                     750             493
   Garden State (A)
      8.625%, 07/01/11                   1,000             937
   Gaylord Container
      9.750%, 06/15/07                     600             571
   Gaylord Container (A)
      9.375%, 06/15/07                     850             788
   GCI
      9.750%, 08/01/07                   1,250           1,250
   Genesis Health Ventures (A)
      9.875%, 01/15/09                   1,000             827
   Global Crossings Holdings (A)
      9.625%, 05/15/08                   1,200           1,275
   Global Telesystems Group
      9.875%, 02/15/05                   1,250           1,247
   Globalstar
     11.375%, 02/15/04                     400             275
     11.250%, 06/15/04                     900             619
   Globalstar LP/Capital
     11.500%, 06/01/05                     250             169
   Golden Northwest (A)
     12.000%, 12/15/06                     700             719
   Golden Ocean Group Ltd
     10.000%, 08/31/01                   1,032             163
   Golden Sky (B)
      0.000%, 03/01/07                   1,000             601
   Golden Sky Systems, Ser B
     12.375%, 08/01/06                     400             448
   Gothic Production
     11.125%, 05/01/05                     350             311
   Graham Packaging
      8.750%, 01/15/08                     400             405
   Granite Broadcasting
      9.375%, 12/01/05                   1,000             997
      8.875%, 05/15/08                     500             481

--------------------------------------------------------------------------------
66

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Gray Communications System
     10.625%, 10/01/06                $    500        $    520
   Great Lakes Carbon
     10.250%, 05/15/08                     500             509
   Group Maintenance (A)
      9.750%, 01/15/09                   1,000             987
   Grove Worldwide (A)
      9.250%, 05/01/08                   1,000             730
   GS Technologies
     12.000%, 09/01/04                   1,100             973
   GST Equipment Funding
     13.250%, 05/01/07                     500             547
   GST USA Guarantee (B)
      0.000%, 12/15/05                   1,760           1,450
   Gulf Canada Resources
      9.625%, 07/01/05                     500             512
   Gulf Canada Resources (A)
      8.375%, 11/15/05                     500             496
   Gulf States Steel
      0.000%, 04/15/03                   1,000             237
   Hard Rock Hotel (A)
      9.250%, 04/01/05                   1,750           1,658
   Harrahs Operating (A)
      7.875%, 12/15/05                   1,000             967
   Harvey Casinos Resorts
     10.625%, 06/01/06                   1,400           1,445
   Hawk
     10.250%, 12/01/03                     325             342
   Hayes Lemmerz (A)
      8.250%, 12/15/08                     600             565
   Hayes Wheel International
     11.000%, 07/15/06                     500             537
      9.125%, 07/15/07                     600             603
   Haynes International
     11.625%, 09/01/04                     500             471
   Helicon (B)
     11.000%, 11/01/03                     700             730
   Hermes Europe Railtel BV
     11.500%, 08/15/07                     750             786
     10.375%, 01/15/09                     750             759
   Hmh Properties (A)
      8.450%, 12/01/08                     500             474
   Hmv Media Group (A)
     10.250%, 05/15/08                   1,000           1,014
   Hollinger International Publishing
      9.250%, 03/15/07                   1,000           1,020

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Hollywood Park, Ser B
      9.250%, 02/15/07                $  1,000        $    987
      9.500%, 08/01/07                     800             794
   Holmes Products (A)
      9.875%, 11/15/07                     500             480
   Holywood Casino (A)
     11.250%, 05/01/07                   1,000           1,002
   Home Products International
      9.625%, 05/15/08                     800             759
   Homeside
     11.250%, 05/15/03                     325             373
   Horeshoe Gaming Holdings (A)
     8.625%, 05/15/09                      650             629
   Horseshoe Gaming
      9.375%, 06/15/07                   1,000           1,007
   Hosiery of America
     13.750%, 08/01/02                     700             756
   Host Marriott
      7.875%, 08/01/05                     550             518
      7.875%, 08/01/08                     500             459
   Host Marriott (A)
      8.375%, 02/15/06                     500             481
   HS Resources
      9.250%, 11/15/06                     500             492
   HS Resources (A)
      9.250%, 11/15/06                     250             246
   Huntsman (A)
      9.500%, 07/01/07                   1,650           1,571
   Huntsman ICI Chemicals (A)
     10.125%, 07/01/09                   1,200           1,203
   Huntsman Polymers
     11.750%, 12/01/04                     250             271
   Hyperion Telecommunication (B)
      0.000%, 04/15/03                   1,900           1,560
   Hyperion Telecommunications
     12.250%, 09/01/04                     500             527
   ICG Holding (B)
      0.000%, 09/15/05                     350             315
   ICG Holdinggs (A) (B)
      0.000%, 03/15/07                     900             664
   ICG Services (B)
      0.000%, 02/15/08                   1,250             787
   ICN Pharmaceutical (A)
      8.750%, 11/15/08                     770             772

--------------------------------------------------------------------------------
                                                                              67

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO (CONTINUED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   ICN Pharmaeuticals
      9.250%, 08/15/05                $    500        $    501
   IHF Holdings
      0.000%, 11/15/04                     600              71
   Imax (A)
      7.875%, 12/01/05                   1,000             940
   Impac Group (A)
     10.125%, 03/15/08                   1,000             982
   Integrated Elec. Services (A)
      9.375%, 02/01/09                   1,000             982
   Integrated Health
     10.250%, 04/30/06                     250             181
   Integrated Health Services
      9.500%, 09/15/07                     500             366
      9.250%, 01/15/08                     250             181
   Intelcom Group (B)
      0.000%, 09/15/05                     350             315
      0.000%, 05/01/06                     400             312
   Interact Systems ((B)
      0.000%, 08/01/03                     700             258
   Intermedia Capital Partners
     11.250%, 08/01/06                     750             831
   Intermedia Communications
     of Florida (B)
      0.000%, 05/15/06                     900             744
      0.000%, 07/15/07                     750             535
   International Cabletel
     10.000%, 02/15/07                     250             259
   International Cabletel (B)
      0.000%, 04/15/05                     400             384
      0.000%, 02/01/06                   1,200           1,018
   International Home Foods
     10.375%, 11/01/06                     750             787
   International Knife & Saw
     11.375%, 11/15/06                     500             492
   International Utility Structures (A)
     10.750%, 02/01/08                     950             952
   International Wire Group
     11.750%, 06/01/05                     500             520
   Intrawest
      9.750%, 08/15/08                   1,000           1,012
   Iron Mountain (A)
      8.250%, 07/01/11                     500             485
   Isle of Capri Casinos (A)
      8.750%, 04/15/09                   1,500           1,406
   ISP Holdings
      9.000%, 10/15/03                     500             501

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   IT Group (A)
     11.250%, 04/01/09                $  1,000        $    960
   ITC Deltacom
     11.000%, 06/01/07                     422             452
      8.875%, 03/01/08                     455             450
      9.750%, 11/15/08                     250             257
   Ivaco
     11.500%, 09/15/05                     500             519
   IXC Communications
      9.000%, 04/15/08                   1,500           1,429
   Jackson Products (A)
      9.500%, 04/15/05                   1,200           1,183
   Jacor Communications
      9.750%, 12/15/06                     450             486
      8.000%, 02/15/10                     750             779
   James Cable
     10.750%, 08/15/04                   1,400           1,487
   Jitney-Jungle Stores
     10.375%, 09/15/07                     450             206
   JL French Auto Casting (A)
     11.500%, 06/01/09                   1,000           1,010
   Jo-Ann Stores (A)
     10.375%, 05/01/07                     500             490
   John Q Hammons Hotels
      8.875%, 02/15/04                     500             465
   Jones Intercable
      9.625%, 03/15/02                     350             381
      8.875%, 04/01/07                     350             387
   Jordan Industries
     10.375%, 08/01/07                   1,000           1,012
   Jordan Telecom Products (B)
      0.000%, 08/01/07                   1,000             852
   Jordon Industries (A)
     10.375%, 08/01/07                     750             757
   JPS Automotive Products
     11.125%, 06/15/01                     100             102
   K-mart (A)
      8.540%, 01/02/15                     733             729
   K-mart
      7.750%, 10/01/12                     850             860
   Kaiser Aluminum & Chemical
      9.875%, 02/15/02                     700             705
   Kaiser Aluminum & Chemical, Ser B
     10.875%, 10/15/06                     600             626
   Keebler
     10.750%, 07/01/06                     450             487


--------------------------------------------------------------------------------
68

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Kelley Oil & Gas
     10.375%, 10/15/06                $    750        $    429
   Kelley Oil & Gas (A)
     14.000%, 04/15/03                   1,300           1,321
   Key Energy Svcs 144A
     14.000%, 01/15/09                   1,150           1,187
   Kitty Hawk
      9.950%, 11/15/04                     250             249
   Kmc Telecom Holdings (B)
      0.000%, 02/15/08                   1,250             667
   Knoll
     10.875%, 03/15/06                     260             286
   Knology Holdings (B)
      0.000%, 10/15/07                   1,400             847
   Kpnqwest BV (A)
      8.125%, 06/01/09                   1,000             981
   KSL Recreation Group
     10.250%, 05/01/07                   1,000           1,024
   Lady Luck Gaming
     11.875%, 03/01/01                     800             810
   Lamar Advertising (A)
      9.625%, 12/01/06                     450             459
   LaRoche Industries
      9.500%, 09/15/07                   1,200             957
   LDM Technologies
     10.750%, 01/15/07                     500             516
   Leiner Health Products
      9.625%, 07/10/07                     500             509
   Lenfest Communications
     10.500%, 06/15/06                     700             803
   Lenfest Communications (A)
      8.250%, 02/15/08                     650             661
   Leslie's Poolmart
     10.375%, 07/15/04                     800             830
   Level 3 Communications
      9.125%, 05/01/08                   1,600           1,578
   Level 3 Communications (A)
      8.000%, 08/01/08                     750             749
   Level 3 Communications (B)
      0.000%, 12/01/08                     750             450
   Liberty Group Operating
      9.375%, 02/01/08                     650             648
   Liberty Group Publishings (B)
      0.000%, 02/01/09                     500             284
   Lifepoint Hospitals Holdings (A)
     10.750%, 05/15/09                   1,200           1,221
   Lin Holdings (B)
      0.000%, 03/01/08                     500             326

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Lodestar Holdings (A)
     11.500%, 05/15/05                $    750        $    582
   Loews Cineplex Entertainment (A)
      8.875%, 08/01/08                   1,000             955
   Logix Communication Enterprises (A)
     12.250%, 06/15/08                   1,000             939
   Louisiana Casino (A)
     11.000%, 12/01/05                   1,000           1,005
   Luigino's (A)
     10.000%, 02/01/06                   1,200           1,200
   Lyondell Chemical (A)
      9.875%, 05/01/07                   1,100           1,119
   Magellan Health Services (A)
      9.000%, 02/15/08                     850             725
   Magnum Hunter Re
     10.000%, 06/01/07                     500             449
   Mail-Well (A)
      8.750%, 12/15/08                     800             778
   Majestic Star Casino (A)
     10.875%, 07/01/06                   1,300           1,290
   Marsh Supermarket
      8.875%, 08/01/07                     500             509
   Mastec
      7.750%, 02/01/08                     500             489
   Maxim Group, Ser B
      9.250%, 10/15/07                     400             400
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                     400             413
   McCaw International (B)
      0.000%, 04/15/07                   1,400             845
   McLeod USA (A)
      8.125%, 02/15/09                     500             469
   Mcleodusa
      9.250%, 07/15/07                     500             501
      8.375%, 03/15/08                     500             468
   Mcleodusa (B)*
      0.000%, 03/01/07                   1,500           1,142
   MDC Communications (A)
     10.500%, 12/01/06                   1,000           1,003
   Mediacom (A)
      7.875%, 02/15/11                     900             842
   Mentus Media PIK
      0.000%, 02/01/03                     949             925
   Meristar Hospitality (A)
      8.750%, 08/15/07                     500             489
   Metallurg
     11.000%, 12/01/07                     800             782


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO (CONTINUED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Metromedia Fiber (A)
     10.000%, 11/15/08                $  1,000        $  1,035
   Metronet Communications
     12.000%, 08/15/07                     500             575
   Metronet Communications (B)
      0.000%, 06/15/08                   1,400           1,041
   Microcell Telecommunication (A) (B)
      0.000%, 06/01/06                   1,000             806
   MMI Products
     11.250%, 04/15/07                     500             513
   MMI Products (A)
     11.250%, 04/15/07                     500             513
   Mohegan Tribal (A)
      8.750%, 01/01/09                   1,000             988
   Moog
     10.000%, 05/01/06                     500             498
   Morris Materials Handling
      9.500%, 04/01/08                     400             155
   Motors & Gears
     10.750%, 11/15/06                   1,050           1,066
   Mrs. Fields (B)
      0.000%, 12/01/05                     800             400
   Mrs. Fields, Ser B
     10.125%, 12/01/04                     760             699
   Muzak Holdings (B)
      0.000%, 03/15/10                     500             277
   Muzak LLC (A)
      9.875%, 03/15/09                   1,000             988
   National Steel (A)
      9.875%, 03/01/09                     750             763
   National Wine & Spirits (A)
     10.125%, 01/15/09                   1,000           1,028
   Ne Restaurant (A)
     10.750%, 07/15/08                     600             552
   Nebraska Book
      8.750%, 02/15/08                   1,300           1,198
   Neenah
     11.125%, 05/01/07                     500             494
   Neff
     10.250%, 06/01/08                     500             513
   New World Pasta (A)
      9.250%, 02/15/09                   1,000           1,014
   Nextel Communications
      0.000%, 09/15/07                   1,250             914
   Nextel Communications (B)
      9.750%, 08/15/04                     500             509
      0.000%, 02/15/08                   1,400             968

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Nextel Partners (B)
      0.000%, 02/01/09                $  2,000        $  1,133
   Nextlink Communications
     12.500%, 04/15/06                     800             878
   Nextlink Communications (A)
     10.750%, 11/15/08                     500             513
   Nextlink Communications (B)
      0.000%, 04/15/08                     800             465
   Niagra Mohawk Power
      7.750%, 10/01/08                     800             823
   NL Industries
     11.750%, 10/15/03                     350             368
   Northland Cable Television
     10.250%, 11/15/07                   1,000           1,045
   Northwestern Steel & Wire
      9.500%, 06/15/01                   1,000             648
   NTL Incorporated (A)
     11.500%, 10/01/08                     600             647
   Nuevo Energy
      9.500%, 04/15/06                     400             397
   Numatics
      9.625%, 04/01/08                     800             725
   Ocean Energy
     10.375%, 10/15/05                     250             263
   Octel Developments
     10.000%, 05/01/06                     950             981
   Offshore Logistics
      7.875%, 01/15/08                     600             569
   Oglebay Norton (A)
     10.000%, 02/01/09                   1,000             963
   Omega Cabinets
     10.500%, 06/15/07                   1,000           1,011
   Optel
     13.000%, 02/15/05                     300             300
   Optel (A)
     11.500%, 07/01/08                     500             424
   Orange PLC (A)
      9.000%, 06/01/09                     750             750
   Orbital Imaging
     11.625%, 03/01/05                     950             866
   Orion Network Systems
     11.250%, 01/15/07                     800             670
   Owens & Minor
     10.875%, 06/01/06                     500             528
   Oxford Automotive
     10.125%, 06/15/07                   1,200           1,200
   Oxford Health Plans Sr Nts (A)
     11.000%, 05/15/05                     500             519

--------------------------------------------------------------------------------
70

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)
SCHEDULE OF INVESTMENTS (UNAUDITED)

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   P&L Coal Holdings (A)
      8.875%, 05/15/08                $    250        $    251
   Pac-West Telecom (A)
     13.500%, 02/01/09                     900             891
   Packaged Ice
      9.750%, 02/01/05                   1,000             999
   Packaging Resources
     11.625%, 05/01/03                     500             527
   Pagemart Nationwide (B)
      0.000%, 02/01/05                     750             644
   Pantry
     10.250%, 10/15/07                     800             812
   Paracelsus Healthcare
     10.000%, 08/15/06                     500             389
   Park Place Entertainment
      7.875%, 12/15/05                   1,000             950
   Parker Drilling, Ser B
      9.750%, 11/15/06                   1,000             928
   Pathmark Stores
      9.625%, 05/01/03                   1,400           1,432
   Pathnet (A)
     12.250%, 04/15/08                     750             420
   Pegasus Communications, Ser B
      9.625%, 10/15/05                     550             539
      9.750%, 12/01/06                     500             513
   Pegasus Shipping Hellas
     11.875%, 11/15/04                     600             383
   Perkins Family Restaurant/Finance, Ser B
     10.125%, 12/15/07                   1,000           1,053
   Perry-Judd
     10.625%, 12/15/07                     500             491
   Petersburg Long Distance (A)
      9.000%, 06/01/06                      90              42
   Phase Metrics (A)
     10.750%, 02/01/05                     500             329
   Philipp Brothers Chemical (A)
      9.875%, 06/01/08                   1,000             938
   Phillips Van-Heusen (A)
      9.500%, 05/01/08                   1,000           1,001
   Phoenix Color (A)
     10.375%, 02/01/09                     750             733
   Pierce Leahy (A)
      9.125%, 07/15/07                     450             465
   Pillowtex
     10.000%, 11/15/06                     500             505
   Plastic Containers
     10.000%, 12/15/06                     400             451
   Players International
     10.875%, 04/15/05                     500             536

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Playtex Products
      8.875%, 07/15/04                $    400        $    409
   Pogo Producing
      8.750%, 05/15/07                     850             810
   Polymer Group, Ser B
      9.000%, 07/01/07                     600             587
   Port Royal Holdings
     10.250%, 10/01/07                   1,000           1,049
   Portola Packaging
     10.750%, 10/01/05                     200             207
   Powertel
     11.125%, 06/01/07                     500             520
   Powertel (B)
      0.000%, 02/01/06                     500             419
   Premier Parks
      9.250%, 04/01/06                     500             501
      9.750%, 01/15/07                     500             506
      9.750%, 06/15/07                   1,000           1,013
   Price Communications Wireless
     11.750%, 07/15/07                     250             278
   Price Communications Wireless, Ser B
      9.125%, 12/15/06                   1,000           1,008
   Price Communication Cellular, PIK
     11.250%, 08/15/08                     796             818
   Pride International
     10.000%, 06/01/09                     500             510
   Pride Petroleum Services
      9.375%, 05/01/07                     500             496
   Prime Hospitality
      9.250%, 01/15/06                     600             600
      9.750%, 04/01/07                     450             443
   Primus Telecom Group (A)
     11.250%, 01/15/09                   1,500           1,545
   Primus Telecommunications
     11.750%, 08/01/04                     600             608
   Printpack, Ser B
     10.625%, 08/15/06                     800             761
   Production Resources Group
     11.500%, 01/15/08                     500             504
   Psinet
     10.000%, 02/15/05                     950             950
     11.500%, 11/01/08                     350             367
   PTC Intl Finance BV
      0.000%, 07/01/07                   1,000             729
   Pueblo Xtra International
      9.500%, 08/01/03                   1,000             968
   Quest Diagnostic
     10.750%, 12/15/06                     450             496
   Quest Diagnostic (A)
      9.875%, 07/01/09                   1,000           1,005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO (CONTINUED)

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Qwest Communications
     10.875%, 04/01/07                $    325        $    371
   Qwest Communications (B)
      0.000%, 10/15/07                   1,050             807
   Ram Energy
     11.500%, 02/15/08                     500             259
   Randall's Food Markets, Ser B
      9.375%, 07/01/07                   1,150           1,228
   RCN(A)
      0.000%, 10/15/07                     750             503
   RCN (B)
      0.000%, 02/15/08                   1,300             824
   Regal Cinemas (A)
      9.500%, 06/01/08                     900             842
      8.875%, 12/15/10                     450             415
   Regional Independent Media Group (A)
     10.500%, 07/01/08                   1,000           1,024
   Renaissance Media Group (B)
      0.000%, 04/15/08                   1,000             700
   Renco Metals
     11.500%, 07/01/03                     500             524
   Repap New Brunswick
     10.625%, 04/15/05                   1,500           1,200
   Republic Engineered Steel
      9.875%, 12/15/01                     800             832
   Republic Group (A)
      9.500%, 07/15/08                     700             698
   Revlon Consumer Products
      8.625%, 02/01/08                     800             746
   RH Donnelly (A)
      9.125%, 06/01/08                     800             816
   Rhythms Netcommunications (B)
      0.000%, 05/15/08                   1,700             882
   Rhythms Netconnections (A)
     12.750%, 04/15/09                     500             470
   Rifkin Acquisition Partners
     11.125%, 01/15/06                     750             843
   Riverwood International
     10.875%, 04/01/08                     800             776
   Riviera Black Hawk (A)
     13.000%, 05/01/05                     700             712
   Rogers Cantel
      9.375%, 06/01/08                     500             525
   Rogers Communications
      9.125%, 01/15/06                     400             407
      8.875%, 07/15/07                     350             353
   Roma (A)
     12.000%, 07/01/06                     400             390

---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
  RSL Communications PLC
      9.125%, 03/01/08                $    500        $    464
     12.000%, 11/01/08                     750             789
   RSL Communications PLC (A)
      9.875%, 11/15/09                   1,850           1,753
   Rural Cellular
      9.625%, 05/15/08                     500             519
   Russell Stanley Holdings (A)
     10.875%, 02/15/09                     750             731
   Safelite Glass Senior Subordinate Notes (A)
      9.875%, 12/15/06                     800             750
   Safety Components
     10.125%, 07/15/07                     500             449
   Safety-Kleen (A)
      9.250%, 05/15/09                     750             750
   Safety-Kleen Svcs (A)
      9.250%, 06/01/08                     750             782
   Salem Communications, Ser B
      9.500%, 10/01/07                     950             990
   Santa Fe Hotel
     11.000%, 12/15/00                   1,571           1,571
   Scotts (A)
      8.625%, 01/15/09                   1,300           1,281
   SD Warren, Ser B
     12.000%, 12/15/04                   1,450           1,562
   Sealy Mattress
      9.875%, 12/15/07                     500             501
   Sealy Mattress (B)
      0.000%, 12/15/07                     500             323
   SF Holdings Group (B)
      0.000%, 03/15/08                   1,000             349
   SFX Broadcasting
     10.750%, 05/15/06                     394             427
   SFX Entertainment
      9.125%, 12/01/08                     500             489
   Sheffield Steel, Ser B
     11.500%, 12/01/05                     500             474
   Shop-Vac
     10.625%, 09/01/03                     625             688
   Signature Brands USA
     13.000%, 08/15/02                     500             552
   Siligan Holdings
      13.250%, 07/15/06                    336             375
   Silver Cinemas (A)
     10.500%, 04/15/05                     800             357
   Simonds Industries (A)
     10.250%, 07/01/08                     600             609
   Sinclair Broadcast
     10.000%, 09/30/05                     800             834

--------------------------------------------------------------------------------
72

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Sitel (A)
      9.250%, 03/15/06                $    500        $    477
   Southwest Royalties, Ser B
     10.500%, 10/15/04                     500             239
   Sovereign Specialty Chemical, Ser B
      9.500%, 08/01/07                     450             461
   Spanish Broadcasting
     11.000%, 03/15/04                     500             543
   Specialty Paperboard
      9.375%, 10/15/06                     500             508
   Sprint Spectrum
     11.000%, 08/15/06                   1,040           1,170
   Stanadyne Automotive
     10.250%, 12/15/07                     500             434
   Station Casinos (A)
      9.750%, 04/15/07                   1,000           1,020
   Sterling Chemical Holdings (B)
      0.000%, 08/15/08                   1,000             349
   Sterling Chemicals
     11.750%, 08/15/06                     500             380
   Stone Container (A)
     11.500%, 08/15/06                     400             431
   Sun International Hotels
      9.000%, 03/15/07                   1,000           1,003
   Sun Media
      9.500%, 05/15/07                     325             340
   Susquehanna Media (A)
      8.500%, 05/15/09                   1,250           1,228
   Synthetic Industries
      9.250%, 02/15/07                     400             411
   T/SF Communications, Ser B
     10.375%, 11/01/07                     500             503
   Tekni-Plex
     11.250%, 04/01/07                     800             848
   Telewest Communications
      9.625%, 10/01/06                     150             154
   Telewest Communication
     11.250%, 11/01/08                     500             569
   Telewest Communication (A) (B)
      0.000%, 04/15/09                   1,650           1,099
   Telewest Communications (B)
      0.000%, 10/01/07                   1,750           1,560
   Teligent
     11.500%, 12/01/07                   1,000           1,025
   Tembec Industries (A)
      8.625%, 06/30/09                     500             498
   Tenet Healthcare
      8.625%, 01/15/07                     500             493

---------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
---------------------------------------------------------------
   Texas Petrochem
     11.125%, 07/01/06                $    450        $    407
   Therma-Wave
     10.625%, 05/15/04                     500             399
   Thermadyne Holdings (A), (B)
      0.000%, 06/01/08                     550             267
   Time Warner (A)
      9.750%, 07/15/08                     850             876
   Titan Wheel International
      8.750%, 04/01/07                     500             478
   Trans World Airlines
     11.375%, 03/01/06                     900             540
   Transamerican Energy, Ser B
      0.000%, 06/15/02                     900             115
   Transportation Manufacturing (A)
     11.250%, 05/01/09                   1,000             998
   Tri-State Outdoor Media
     11.000%, 05/15/08                   1,000           1,015
   Tritel PCS (A) (B)
     12.750%, 05/15/09                   1,000             544
   Tropical Sportswear International
     11.000%, 06/15/08                     500             520
   TV Guide (A)
      8.125%, 03/01/09                   1,000             948
   Twin Laboratories
     10.250%, 05/15/06                     325             345
   Unisys
     12.000%, 04/15/03                     550             600
     11.750%, 10/15/04                     500             558
      7.875%, 04/01/08                     400             402
   United International Holdings, Ser B (B)
      0.000%, 02/15/08                   2,000           1,325
   United Rentals (A)
      9.250%, 01/15/09                   1,000             993
   Universal Compression (B)
      0.000%, 02/15/08                     800             519
   Universal Health Services
      8.750%, 08/15/05                     250             253
   URS (A)
     12.250%, 05/01/09                   1,000           1,000
   US Office Products (A)
      9.750%, 06/15/08                     750             499
   Vail Resorts (A)
      8.750%, 05/15/09                     600             587
   Vencor (A)
      0.000%, 05/01/05                     500             104
   Verio
     10.375%, 04/01/05                     500             505

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO (CONCLUDED)
---------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
   Viasystems
      9.750%, 06/01/07                $  1,100        $    963
   Viatel (B)
      0.000%, 04/15/08                   1,500             960
   Vlasic Foods International (A)
     10.250%, 07/01/09                   1,100           1,084
   Waste Systems (A)
     11.500%, 01/15/06                     550             547
   Waste Systems International (A)
      7.000%, 05/13/05                     800             728
   Waterford Gaming (A)
      9.500%, 03/15/10                   1,100           1,097
   Waxman Industries (B)
      0.000%, 06/01/04                     600             305
   WCI Steel
     10.000%, 12/01/04                   1,000           1,018
   Weirton Steel
     11.375%, 07/01/04                     250             244
   Wells Aluminum
     10.125%, 06/05/05                     500             493
   Werner Holdings
     10.000%, 11/15/07                   1,400           1,376
   Western Federal Notes (C)
      0.000%, 09/15/99                     500             185
   Western Wireless
     10.500%, 06/01/06                     400             428
     10.500%, 02/01/07                     300             324
   Wheeling-Pittsburgh
      9.250%, 11/15/07                     900             866
   WHX
     10.500%, 04/15/05                     750             711
   William Carter (A)
     10.375%, 12/01/06                     750             786
   Winstar Communications (B)
      0.000%, 10/15/05                   1,250           1,086
   Wiser Oil
      9.500%, 05/15/07                     600             445
   World Color Press (A)
      7.750%, 02/15/09                   1,500           1,384
   Worldwide Fiber (A)
     12.500%, 12/15/05                     750             758
   Young Broadcasting
      9.000%, 01/15/06                     400             392
      8.750%, 06/15/07                   1,200           1,170
   Ziff-Davis
      8.500%, 05/01/08                   1,000             933
   Zilog, Ser B
      9.500%, 03/01/05                   1,000             878

---------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
---------------------------------------------------------------
   ZSC Specialty Chemicals (A)
     11.000%, 07/01/09                $  1,500        $  1,511
                                                      --------
Total Corporate Obligations
   (Cost $452,565)                                     432,416
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATION--3.4%
   FHLB Discount Note
      4.490%, 07/01/99                  15,658          15,658
                                                      --------
Total U.S. Government Agency Obligation
   (Cost $15,658)                                       15,658
                                                      --------

PREFERRED STOCKS--1.5%
   Adelphia Communications*              2,500             288
   Ameriking PIK
      0.000, 12/01/08                2,581,400             620
   Benedek Communications PIK*         500,000             395
   Coinstar*                             4,545             130
   Diva Systems, Ser C*                 41,615             499
   E.Spire Communications PIK (A)          499             175
   GPA Group, PLC (A)*               1,000,000             500
   Granite Ltd*                            100              10
   Hyperion Telecomm*                        9               8
   Intermedia Communication*               327             320
   Intermedia Communication*            20,000             565
   Jordan Telecommunication*               629             645
   Nextel Communications PIK*              620             620
   Nextel Communications PIK*            3,490             349
   Nextlink Communications*              6,812             344
   Optel*                                  300              --
   Pegasus Communications*                 610              63
   Primedia*                             4,000             404
   Renaissance Cosmetics (A)*            5,890              --
   Renaissance Cosmetics*                   40              --
   SD Warren, Ser B*                    20,000           1,048
   TCR Holdings Series B*                1,580              --
   TCR Holdings Series C*                  869              --
   TCR Holdings Series D*                2,291              --
   TCR Holdings Series E*                4,739              --
                                                      --------
Total Preferred Stocks
   (Cost $7,015)                                         6,983
                                                      --------

UNITS--1.1%
   Australis Media 1 Unit = $1M
     senior suordinate discount note
     + 1 warrant (A) (B)
     0.000%, 05/15/03                      400               6

--------------------------------------------------------------------------------
74

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
---------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
---------------------------------------------------------------
   Colt Telecom Group 1 Unit =
     1 senior discount note
     + 1 warrant (B)
     0.000%, 12/15/06                 $    600        $    528
   County Seat Stores 1 Unit =
     $1M senior note + 1 warrant
     0.000%, 11/01/04                      500              50
   Globix 1 Unit = $1m Sr Notes
     + 1 Warrant
     13.000%, 05/01/05                   1,400           1,330
   International Utility Structure
     1 Unit = $1M senior exchanged
     preferred + 1 warrant PIK
     13.000%, 02/01/08                     500             469
   Pegasus Communications
     1 Unit = $1M preferred share
     + 1 warrant PIK*                    2,500             293
   Pld Telekom 1 Unit = 1 Bond
     + 1 Warrant (B)
     0.000%, 06/01/04                      830             564
   Startec Global Communication,
     1 Unit = $1m Sr Notes + 1 Warrant
     12.000%, 05/15/08                     500             449
   Verio, 1 Unit = $1m Senior Note
     + 8 Warrants To Buy 1.7604
     common shares
     13.500%, 06/15/04                   1,000           1,145
                                                      --------
Total Units
   (Cost $5,584)                                         4,834
                                                      --------
WARRANTS--0.5%
   American Communication Services*      1,320               7
   American Mobile Warrant*                900               4
   Ampex (A)*                           34,000              96
   Australis*                              500              --
   Bell Technology*                      1,400              13
   Classic Cable Warrant*                3,000              50
   Clearnet*                             1,320              --
   Crown Packaging*                    100,848              --
   Dairy Mart*                           1,334              --
   Diva System*                          1,025              12
   Diva Systems*                         8,271              --
   DTI Holdings (A)*                         5              --
   E.spire Communications*                 500              63
   Ermis Maritime Holdings*                725              --
   Globalstar Telecom*                     400              36
   Golden Ocean Group*                     688               1
   Intelcom Group*                         700              --
   Interact Systems*                       700              --

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   Intermedia Communications of
     Florida*                            1,897        $     57
   International Utility*                   66               6
   Jordan Telecommunication Products (A)*  500               1
   KMC Telecom Holdings*                 1,250               3
   Mccaw International*                  1,400               4
   Mentus Media*                         2,365              --
   Metronet (A)*                           500               4
   Microcell Telecomm (A)*               2,400              48
   Nextlink Communications*              5,000              --
   Orbital Imaging (A)*                    950              38
   Pathnet*                                750               8
   PLD Telekom*                            830              --
   Price Communications*                 3,440             323
   Rhythms Netconnect*                   4,800             800
   SF Holdings (A)*                      2,000               4
   Signature*                              500              --
   Startec Global*                         500               1
   USN Communication*                   11,540              12
   Verio*                                8,000             882
   Waste Systems International*          8,250              --
   Wireless One*                            20              --
   Wright Medical*                          21              --
                                                      --------
Total Warrants
   (Cost $116)                                           2,473
                                                      --------

COMMON STOCK--0.1%
   Advanced Radio Telecom*              10,117             145
   Concentric Network*                   6,974             277
   ICG Communications*                   1,155              25
   Loral Space & Communication*            454               8
   Primus Telecommunications Group*      1,047              23
   Viatel*                               2,863             161
                                                      --------
Total Common Stock
   (Cost $63)                                              639
                                                      --------
Total Investments--100.0%
   (Cost $481,001)                                     463,003
                                                      --------

*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION (A) OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THIS SECURITY HAS BEEN DETERMINED TO BE LIQUID
    UNDER THE GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE SHOWN IS THE RATE IN EFFECT AT 06/30/99 AND WILL RESET AT A FUTURE DATE.
LLC -- LIMITED LIABILITY COMPANY
PIK -- PAYMENT IN-KIND
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS
SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--97.5%
AEROSPACE & DEFENSE--0.2%
   Raytheon, Cl B                       75,140        $  5,288
                                                      --------
AGRICULTURE--0.1%
   Pioneer Hi-Bred International        53,400           2,079
                                                      --------
AIR TRANSPORTATION--0.4%
   AMR*                                 34,170           2,332
   Delta Air Lines                      31,570           1,819
   FDX*                                 65,904           3,575
   Southwest Airlines                   75,000           2,334
   US Air Group*                        16,465             717
                                                      --------
                                                        10,777
                                                      --------
AIRCRAFT--1.5%
   Allegheny Teledyne                   42,948             972
   Allied Signal                       123,040           7,752
   Boeing                              216,971           9,587
   General Dynamics                     28,260           1,936
   Lockheed Martin                      87,432           3,257
   Northrop                             15,365           1,019
   Rockwell International               42,330           2,572
   Textron                              33,610           2,767
   United Technologies                 107,444           7,702
                                                      --------
                                                        37,564
                                                      --------
APPAREL/TEXTILES--0.1%
   Fruit of the Loom, Cl A*             15,900             155
   Liz Claiborne                        14,150             517
   Russell                               7,565             148
   Springs Industries, Cl A              4,170             182
   VF                                   26,760           1,144
                                                      --------
                                                         2,146
                                                      --------
AUTOMOTIVE--1.5%
   Cooper Tire & Rubber                 16,900             399
   Dana                                 36,957           1,702
   Delphi Automotive Systems           125,917           2,337
   Eaton                                15,730           1,447
   Fleetwood Enterprises                 7,790             206
   Ford Motor                          269,640          15,218
   General Motors                      144,430           9,532
   Genuine Parts                        40,092           1,403
   Goodyear Tire & Rubber               34,770           2,045
   ITT Industries                       19,565             746
   Navistar International*              14,726             736
   Paccar                               17,408             929
   TRW                                  26,720           1,466
                                                      --------
                                                        38,166
                                                      --------

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
BANKS--6.8%
   Amsouth Bancorp                      39,700        $    921
   Bank of America                     388,612          28,490
   Bank of New York                    169,500           6,219
   Bank One                            263,001          15,665
   BankBoston                           66,486           3,399
   BB&T                                 70,000           2,568
   Chase Manhattan                     188,490          16,328
   Comerica                             34,650           2,060
   Fifth Third Bancorp                  59,850           3,984
   First Union                         215,514          10,129
   Firstar                             147,300           4,124
   Fleet Financial Group               126,632           5,619
   Golden West Financial                12,705           1,245
   Huntington Bancshares                46,970           1,644
   JP Morgan                            39,530           5,554
   KeyCorp                              99,742           3,204
   Mellon Bank                         116,420           4,235
   Mercantile Bancorp                   35,100           2,005
   National City                        70,000           4,585
   Northern Trust                       24,700           2,396
   PNC Bank                             67,660           3,899
   Regions Financial                    49,900           1,918
   Republic New York                    23,400           1,596
   SouthTrust                           37,300           1,431
   State Street                         35,800           3,056
   Summit Bancorp                       38,100           1,593
   SunTrust Banks                       71,430           4,960
   Synovus Financial                    60,400           1,200
   U.S. Bancorp                        161,931           5,506
   Union Planters                       31,800           1,421
   Wachovia                             45,178           3,866
   Washington Mutual                   132,247           4,678
   Wells Fargo                         368,152          15,739
                                                      --------
                                                       175,237
                                                      --------
BROADCASTING, NEWSPAPERS &  ADVERTISING--0.7%
   Clear Channel Communications*        74,000           5,101
   Mediaone Group*                     135,260          10,060
   Omnicom Group                        39,800           3,184
                                                      --------
                                                        18,345
                                                      --------
CHEMICALS--1.7%
   Air Products & Chemicals             51,140           2,058
   Avery Dennison                       25,330           1,529
   BF Goodrich                          16,350             695
   Dow Chemical                         49,350           6,261
   Eastman Chemical                     17,691             916
   EI du Pont de Nemours               250,890          17,139


--------------------------------------------------------------------------------
76

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)


SCHEDULE OF INVESTMENTS (UNAUDITED)
---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   FMC*                                  7,365        $    503
   Great Lakes Chemical                 13,200             608
   Hercules                             22,395             880
   Monsanto                            140,650           5,547
   Nalco Chemical                       14,600             757
   Praxair                              35,165           1,721
   Rohm & Haas                          47,223           2,025
   Union Carbide                        29,565           1,441
   W.R. Grace*                          15,400             283
                                                      --------
                                                        42,363
                                                      --------
COMMUNICATIONS--9.4%
   Alltel                               62,682           4,482
   Ameritech                           244,920          18,002
   Andrew*                              18,215             345
   AT&T                                708,687          39,554
   Bell Atlantic                       345,914          22,614
   BellSouth                           421,823          19,773
   Comcast, Cl A*                      164,854           6,337
   GTE                                 216,380          16,391
   Harris*                              17,530             687
   Interpublic Group                    30,950           2,681
   Lucent Technologies                 677,032          45,657
   Marriott International, Cl A*        55,540           2,076
   Motorola                            134,260          12,721
   SBC Telecommunications              437,332          25,365
   Scientific-Atlanta                   16,584             597
   Sprint                              192,700          10,177
   Tellabs*                             87,200           5,891
   Viacom, Cl B*                       153,800           6,767
                                                      --------
                                                       240,117
                                                      --------
COMMUNICATIONS EQUIPMENT--0.1%
   General Instrument*                  38,400           1,632
   Network Appliance*                   16,000             894
                                                      --------
                                                         2,526
                                                      --------
COMPUTERS & SERVICES--14.5%
   America Online*                     242,000          26,741
   Apple Computer*                      35,420           1,640
   Cabletron Systems*                   38,400             499
   Ceridian*                            31,930           1,044
   Cisco Systems*                      711,500          45,847
   Compaq Computer*                    378,656           8,969
   Computer Associates International   119,452           6,570
   Computer Sciences*                   35,420           2,451
   Data General*                        10,970             160
   Dell Computer*                      564,800          20,898
   EMC*                                225,500          12,403
   First Data                           96,204           4,708

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   Gateway*                             34,800        $  2,053
   Hewlett Packard                     226,160          22,729
   IBM                                 404,220          52,245
   Microsoft*                        1,136,700         102,516
   Nortel Networks                     147,850          12,835
   Novell*                              75,200           1,993
   Oracle Systems*                     320,814          11,910
   Pitney Bowes                         59,820           3,843
   Seagate Technology*                  49,600           1,271
   Shared Medical Systems                5,895             385
   Silicon Graphics*                    41,800             685
   Sun Microsystems*                   172,300          11,867
   Tandy                                43,188           2,111
   Texas Instruments                    86,920          12,603
   Unisys*                              60,085           2,340
                                                      --------
                                                       373,316
                                                      --------
CONSTRUCTION--0.3%
   Armstrong World Industries            8,965             518
   Centex                               13,080             491
   Fluor                                16,830             682
   Foster Wheeler                        9,065             128
   Halliburton                          98,010           4,435
   McDermott International              12,965             366
   Owens-Corning Fiberglass             11,865             408
                                                      --------
                                                         7,028
                                                      --------
CONTAINERS & PACKAGING--0.2%
   Ball                                  6,895             291
   Crown Cork & Seal                    27,285             778
   Newell Rubbermaid                    62,636           2,913
   Owens-Illinois*                      34,600           1,131
                                                      --------
                                                         5,113
                                                      --------
DRUGS--0.0%
   Watson Pharmaceuticals*              21,200             743
                                                      --------
ELECTRICAL SERVICES--0.5%
   AES*                                 42,400           2,465
   Ameren                               30,600           1,174
   CMS Energy                           26,100           1,093
   Consolidated Edison                  50,590           2,289
   Constellation Energy Group*          33,295             986
   FirstEnergy*                         52,305           1,621
   Florida Progress                     21,800             901
   New Century Energies                 25,500             990
   Niagara Mohawk Holdings*             41,765             671
   Reliant Energy                       65,951           1,822
                                                      --------
                                                        14,012
                                                      --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO (CONTINUED)
---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--2.5%
   3Com*                                80,600        $  2,151
   Advanced Micro Devices*              32,230             582
   Autodesk                             13,200             390
   Automatic Data Processing           137,840           6,065
   Honeywell                            28,060           3,251
   Intel                               738,980          43,969
   Johnson Controls                     18,930           1,312
   LSI Logic*                           31,500           1,453
   Micron Technology                    55,800           2,249
   Millipore                             9,790             397
   National Semiconductor*              37,212             942
   Tektronix                            10,255             310
   Thomas & Betts                       12,640             597
                                                      --------
                                                        63,668
                                                      --------
ENTERTAINMENT--0.0%
   Mirage Resorts*                      44,300             742
                                                      --------
ENVIRONMENTAL SERVICES--0.4%
   Browning-Ferris Industries           35,235           1,515
   Ecolab                               28,800           1,256
   Laidlaw                              73,600             543
   Waste Management Inc*               135,614           7,289
                                                      --------
                                                        10,603
                                                      --------
FINANCIAL SERVICES--4.1%
   Allstate*                           179,704           6,447
   American Express                    100,347          13,058
   Associates First Capital            162,192           7,187
   Bear Stearns                         25,955           1,213
   Capital One Financial                43,900           2,445
   Charles Schwab                       90,950           9,993
   Countrywide Credit Industries        25,100           1,073
   Equifax                              32,200           1,149
   FHLM                                154,800           8,978
   FNMA                                228,260          15,607
   Franklin Resources                   56,300           2,287
   Household International             106,791           5,059
   Lehman Brothers Holding              26,500           1,650
   MBNA                                178,712           5,473
   Merrill Lynch                        81,900           6,547
   Morgan Stanley                      127,061          13,024
   Painewebber Group                    32,500           1,519
   SLM Holding                          36,300           1,663
   Transamerica                         27,760           2,082
                                                      --------
                                                       106,454
                                                      --------
FOOD, BEVERAGE & TOBACCO--5.3%
   Adolph Coors, Cl B                    8,165             404
   Anheuser Busch                      105,900           7,512

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   Archer-Daniels-Midland              130,942        $  2,021
   Bestfoods                            62,220           3,080
   Brown-Forman, Cl B                   15,260             995
   Campbell Soup                        97,160           4,506
   Coca-Cola                            94,600           2,814
   Coca-Cola                           549,360          34,335
   Conagra                             109,084           2,904
   Fortune Brands                       37,240           1,541
   General Mills                        34,160           2,746
   Hershey Foods                        31,100           1,847
   HJ Heinz                             80,020           4,011
   Kellogg                              90,280           2,979
   Nabisco Group Holdings               72,400           1,416
   PepsiCo                             328,980          12,727
   Philip Morris                       537,330          21,594
   Quaker Oats                          30,360           2,015
   Ralston-Ralston Purina Group         72,580           2,209
   RJ Reynolds Tobacco Holdings*            --              --
   Sara Lee                            201,260           4,566
   Seagram                              95,400           4,806
   Supervalu                            26,760             687
   Sysco                                73,720           2,198
   Unilever NV                         127,350           8,883
   UST                                  39,240           1,148
   William Wrigley, Jr.                 25,905           2,331
                                                      --------
                                                       136,275
                                                      --------
FOOTWEAR--0.2%
   Nike, Cl B                           63,020           3,990
   Reebok International                 12,420             231
                                                      --------
                                                         4,221
                                                      --------
GAS/NATURAL GAS--0.1%
   Oneok*                                7,000             222
   Sempra Energy*                       53,527           1,211
                                                      --------
                                                         1,433
                                                      --------
GLASS PRODUCTS--0.2%
   Corning                              54,360           3,812
   PPG Industries                       38,690           2,285
                                                      --------
                                                         6,097
                                                      --------
HOUSEHOLD PRODUCTS--2.8%
   Alberto-Culver, Cl B                 12,480             332
   Avon Products                        58,540           3,249
   Clorox                               26,059           2,783
   Colgate Palmolive                    65,288           6,447
   Danaher*                             29,800           1,732
   Gillette                            247,176          10,134

--------------------------------------------------------------------------------
78

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)
SCHEDULE OF INVESTMENTS (UNAUDITED)

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   International Flavors &
     Fragrances                         23,695        $  1,051
   Jostens                               7,650             161
   Masco                                75,080           2,168
   Maytag                               20,030           1,396
   Minnesota Mining & Manufacturing     89,630           7,792
   National Service Industries           9,185             331
   Procter & Gamble                    295,908          26,410
   Raychem                              17,130             634
   Sherwin Williams                     37,860           1,051
   Snap-On Tools                        14,397             521
   Solectron*                           56,100           3,741
   Stanley Works                        19,830             638
   Tupperware                           12,850             328
   Whirlpool                            16,705           1,236
                                                      --------
                                                        72,135
                                                      --------
INSURANCE--4.8%
   Aetna                                31,387           2,807
   Aflac                                59,100           2,829
   American General                     56,139           4,232
   American International Group        275,878          32,295
   Aon                                  56,875           2,346
   Chubb                                36,360           2,527
   Cigna                                45,290           4,031
   Cincinnati Financial                 37,200           1,397
   Citigroup                           752,556          35,746
   Conseco                              72,053           2,193
   Hartford Financial Services Group    50,530           2,947
   Jefferson Pilot                      23,605           1,562
   Lincoln National                     45,060           2,357
   Loews                                24,300           1,923
   Marsh & McLennan                     58,615           4,425
   MBIA                                 22,100           1,431
   MGIC Investment                      24,400           1,186
   Progressive of Ohio                  16,200           2,349
   Provident                            30,100           1,204
   Providian Financial                  31,595           2,954
   SAFECO                               30,320           1,338
   St. Paul                             50,376           1,603
   Torchmark                            29,674           1,013
   United Healthcare                    38,600           2,417
   UNUM                                 30,800           1,686
   Wellpoint Health Networks*           15,000           1,273
                                                      --------
                                                       122,071
                                                      --------
---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
LUMBER & WOOD PRODUCTS--0.1%
   Georgia-Pacific                      38,200        $  1,810
   Louisiana-Pacific                    24,212             575
                                                      --------
                                                         2,385
                                                      --------
MACHINERY--4.8%
   Applied Materials*                   83,100           6,139
   Baker Hughes                         72,848           2,440
   Black & Decker                       19,535           1,233
   Briggs & Stratton                     5,240             303
   Brunswick                            20,430             570
   Case Equipment                       16,300             784
   Caterpillar                          79,200           4,752
   Cooper Industries                    20,995           1,092
   Crane                                15,319             482
   Cummins Engine                        9,240             528
   Deere                                51,590           2,044
   Dover                                47,540           1,664
   Emerson Electric                     96,930           6,094
   General Electric                    728,660          82,339
   Illinois Tool Works                  55,740           4,571
   Ingersoll Rand                       36,605           2,366
   Kaufman & Broad Home                 10,637             265
   Milacron                              8,595             159
   NACCO Industries, Cl A                1,725             127
   Pall                                 27,693             614
   Parker-Hannifin                      24,178           1,106
   PULTE                                 9,390             217
   Tenneco                              37,912             905
   Timken                               13,640             266
   WW Grainger                          21,180           1,140
                                                      --------
                                                       122,200
                                                      --------
MARINE TRANSPORTATION--0.3%
   Carnival, Cl A                      136,600           6,625
                                                      --------
MEASURING DEVICES--0.1%
   KLA Instruments*                     19,600           1,272
   Mallinckrodt                         15,685             571
   PE Biosystems                        11,065           1,270
   Thermo Electron*                     35,400             710
                                                      --------
                                                         3,823
                                                      --------
MEDICAL PRODUCTS & SERVICES--10.2%
   Abbott Laboratories                 338,220          15,389
   Allergan                             14,700           1,632
   Alza*                                22,220           1,130
   American Home Products              291,680          16,772
   Amgen*                              114,000           6,940

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO (CONTINUED)
---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   Bausch & Lomb                        12,480        $    955
   Baxter International                 64,973           3,939
   Becton, Dickinson                    55,520           1,666
   Biomet*                              25,000             994
   Boston Scientific*                   88,100           3,871
   Bristol-Myers Squibb                442,280          31,153
   Columbia HCA Healthcare             126,559           2,887
   CR Bard                              11,435             547
   Eli Lilly                           245,020          17,550
   Guidant                              67,100           3,451
   HCR Manor Care*                      24,747             599
   Healthsouth Rehabilitation*          92,412           1,380
   Humana*                              37,300             483
   Johnson & Johnson                   299,640          29,365
   Medtronic                           130,140          10,135
   Merck                               525,750          38,906
   Pfizer                              288,240          31,634
   Pharmacia & Upjohn                  113,242           6,434
   Schering Plough                     327,520          17,359
   Sigma Aldrich                        22,400             771
   St. Jude Medical                     18,750             668
   Tenet Healthcare*                    69,160           1,284
   Warner Lambert                      189,460          13,144
                                                      --------
                                                       261,038
                                                      --------
METAL & METAL INDUSTRIES--0.5%
   Alcan Aluminum                       50,752           1,621
   Asarco                                8,665             163
   Barrick Gold                         86,800           1,682
   Battle Mountain Gold, Cl A           51,200             125
   Bethlehem Steel*                     28,930             222
   Cyprus AMAX Minerals                 20,302             308
   Engelhard                            27,917             632
   Freeport-McMoran Copper
   & Gold, Cl B                         36,400             653
   Homestake Mining                     57,900             474
   Inco                                 42,800             770
   Newmont Mining                       37,222             740
   Nucor                                19,480             924
   Phelps Dodge                         12,930             801
   Placer Dome Group                    72,529             857
   Reynolds Metals                      14,135             834
   USX-U.S. Steel Group                 19,667             531
   Worthington Industries               20,622             339
                                                      --------
                                                        11,676
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--0.7%
   Adobe Systems                        13,600           1,117
   BMC Software*                        52,582           2,839
   Cendant*                            171,210           3,510

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
   Compuware*                           81,900        $  2,605
   Electronic Data Systems             109,800           6,211
   Parametric Technology*               60,300             837
   Peoplesoft*                          53,600             925
                                                      --------
                                                        18,044
                                                      --------
MISCELLANEOUS MANUFACTURING--0.7%
   Tyco International Ltd.             182,770          17,317
                                                      --------
OIL & GAS--4.3%
   Amerada Hess                         20,130           1,198
   Ashland                              16,525             663
   Atlantic Richfield                   71,660           5,988
   Burlington Resources                 39,563           1,711
   Chevron                             145,920          13,890
   Coastal                              47,404           1,896
   Exxon                               540,690          41,701
   Helmerich & Payne                    10,890             259
   Kerr McGee                           19,252             966
   Mobil                               174,290          17,255
   Occidental Petroleum                 77,130           1,629
   Phillips Petroleum                   56,235           2,829
   Rowan*                               18,705             345
   Schlumberger                        121,634           7,747
   Texaco                              119,120           7,445
   Unocal                               53,790           2,131
   USX-Marathon Group                   68,535           2,232
                                                      --------
                                                       109,885
                                                      --------
PAPER & PAPER PRODUCTS--0.9%
   Bemis                                11,690             465
   Boise Cascade                        12,531             537
   Champion International               21,300           1,020
   Fort James                           49,127           1,861
   International Paper                  91,389           4,615
   Kimberly-Clark                      118,574           6,759
   Mead                                 22,720             949
   Potlatch                              6,470             284
   Temple-Inland                        12,390             846
   Westvaco                             22,390             649
   Weyerhaeuser                         44,370           3,050
   Willamette Industries                24,700           1,138
                                                      --------
                                                        22,173
                                                      --------
PETROLEUM & FUEL PRODUCTS--0.1%
   Anadarko Petroleum                   26,900             990
   Apache                               24,700             963
   Union Pacific Resources              55,891             912
                                                      --------
                                                         2,865
                                                      --------
--------------------------------------------------------------------------------
80

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)
SCHEDULE OF INVESTMENTS (UNAUDITED)

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
PETROLEUM REFINING--1.1%
   Royal Dutch Petroleum               477,840        $ 28,790
   Sunoco                               20,170             609
                                                      --------
                                                        29,399
                                                      --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.5%
   Eastman Kodak                        71,665           4,855
   Polaroid                              9,758             270
   Xerox                               147,250           8,697
                                                      --------
                                                        13,822
                                                      --------
PRINTING & PUBLISHING--1.4%
   American Greetings, Cl A             15,000             452
   Deluxe                               17,355             676
   Dow Jones                            20,200           1,072
   Gannett                              62,270           4,445
   Knight-Ridder                        17,270             949
   McGraw-Hill                          43,840           2,365
   Meredith                             11,580             401
   New York Times, Cl A                 39,260           1,445
   RR Donnelley & Sons                  29,160           1,081
   Time Warner                         265,628          19,524
   Times Mirror, Cl A                   15,865             940
   Tribune                              26,460           2,305
                                                      --------
                                                        35,655
                                                      --------
PROFESSIONAL SERVICES--0.3%
   Dun & Bradstreet*                    36,832           1,305
   EG&G                                  9,940             354
   H&R Block                            21,770           1,089
   Ikon Office Solutions                32,930             494
   IMS Health*                          70,564           2,205
   Paychex                              54,650           1,742
   Service International                60,944           1,173
                                                      --------
                                                         8,362
                                                      --------
RAILROADS--0.1%
   Kansas City Southern Industries      24,400           1,557
                                                      --------
RECREATIONAL PRODUCTS & SERVICES--0.8%
   Harrah's Entertainment*              28,185             620
   Hasbro                               43,767           1,223
   Hilton Hotels                        57,505             816
   King World Productions*              15,824             551
   Mattel                               92,865           2,455
   Walt Disney                         458,601          14,131
                                                      --------
                                                        19,796
                                                      --------

---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
RETAIL--6.7%
   Albertson's                          93,623        $  4,827
   Autozone*                            33,400           1,006
   Best Buy*                            45,600           3,078
   Circuit City Stores                  22,400           2,083
   Consolidated Stores*                 24,424             659
   Costco*                              48,658           3,896
   CVS                                  86,913           4,411
   Darden Restaurants*                  29,760             649
   Dayton-Hudson                        98,280           6,388
   Dillards Incorporated, Cl A          23,820             837
   Dollar General                       49,268           1,429
   Federated Department Stores*         46,700           2,472
   Great Atlantic & Pacific Tea          8,565             290
   Harcourt General                     15,666             808
   Home Depot                          330,022          21,266
   JC Penney                            58,730           2,852
   Kmart*                              109,880           1,806
   Kohls*                               36,200           2,794
   Kroger*                             183,320           5,122
   Longs Drug Stores*                    8,690             300
   Lowe's                               82,788           4,693
   May Department Stores                74,443           3,043
   McDonald's                          302,400          12,493
   Nordstrom                            31,660           1,061
   Office Depot*                        83,300           1,838
   Pep Boys                             11,650             252
   Rite Aid                             57,660           1,420
   Sears Roebuck                        84,825           3,780
   Staples*                            103,550           3,204
   The Gap                             191,430           9,643
   The Limited                          46,248           2,099
   TJX                                  72,040           2,400
   Toys "R" Us*                         55,365           1,145
   Tricon Global Restaurants*           33,998           1,840
   Wal-Mart Stores                     991,040          47,818
   Walgreen                            223,060           6,552
   Wendy's International                27,775             786
   Winn Dixie Stores                    33,160           1,225
                                                      --------
                                                       172,265
                                                      --------
RUBBER & PLASTIC--0.0%
   Sealed Air*                          18,586           1,206
                                                      --------
SPECIALTY MACHINERY--0.3%
   CBS                                 158,580           6,888
                                                      --------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO (CONCLUDED)
---------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
---------------------------------------------------------------
STEEL & STEEL WORKS--0.2%
   Alcoa                                81,866        $  5,065
                                                      --------
TELEPHONES & TELECOMMUNICATION--2.1%
   Centurytel                           30,700           1,220
   Frontier                             38,200           2,254
   MCI WorldCom*                       414,407          35,665
   Nextel Communications, Cl A*         65,900           3,307
   Sprint (PCS Group)*                  98,050           5,601
   US West                             112,116           6,587
                                                      --------
                                                        54,634
                                                      --------
TRANSPORTATION SERVICES--0.4%
   Burlington Northern-Santa Fe        104,500           3,240
   CSX                                  48,318           2,189
   Norfolk Southern                     84,500           2,546
   Ryder System                         15,930             414
   Union Pacific                        55,140           3,215
                                                      --------
                                                        11,604
                                                      --------
UTILITIES, ELECTRIC & GAS--2.1%
   American Electric Power              42,625           1,601
   Carolina Power & Light               33,700           1,443
   Central & South West                 47,400           1,108
   Cinergy                              35,292           1,129
   Columbia Gas System                  18,572           1,164
   Consolidated Natural Gas             21,330           1,296
   Dominion Resources                   42,775           1,853
   DTE Energy                           32,335           1,293
   Duke Power                           80,706           4,388
   Eastern Enterprises                   4,891             194
   Edison International                 77,340           2,069
   Enron                                78,784           6,441
   Entergy                              54,920           1,716
   FPL Group                            40,328           2,203
   General Public Utilities             28,000           1,181
   Nicor                                10,500             400
   Northern States Power                34,020             823
   Pacificorp                           66,300           1,218
   PECO Energy                          42,675           1,787
   Peoples Energy                        7,940             299
   PG&E                                 85,245           2,770
   PP&L Resources                       35,100           1,079
   Public Service Enterprise            48,883           1,998
   Sonat                                24,530             813
   Southern                            155,426           4,119
   Texas Utilities                      62,935           2,596
   UNICOM                               48,395           1,866
   Williams                             96,290           4,098
                                                      --------
                                                        52,945
                                                      --------

---------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
---------------------------------------------------------------
WHOLESALE--0.4%
   Cardinal Health                      60,658       $    3,890
   McKesson HBOC                        61,791            1,985
   Safeway*                            110,600            5,475
                                                     ----------
                                                         11,350
                                                     ----------
Total Common Stocks
   (Cost $1,344,411)                                  2,501,098
                                                     ----------

U.S. TREASURY OBLIGATION--0.1%
   U.S. Treasury Bill (A)
     4.65%, 10/14/99                     3,500            3,453
                                                     ----------
Total U.S. Treasury Obligation
   (Cost $3,454)                                          3,453
                                                     ----------

REPURCHASE AGREEMENT--0.9%
   J.P. Morgan, 4.950%, dated
     06/30/99, matures 07/01/99,
     repurchase price $22,822,501
     (collateralized by
     GNMA Obligation, par value
     $23,275,751) (B)                  $22,819           22,819
                                                     ----------
Total Repurchase Agreement
   (Cost $22,819)                                        22,819
                                                     ----------
Total Investments--100.0%
   (Cost $1,369,740)                                  2,527,370
                                                     ----------

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) TRI-PARTY REPURCHASE AGREEMENT.
CL -- CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

--------------------------------------------------------------------------------
82

-------------------------------------------------------------- [LOGO OMITTED]
                                                       JUNE 30, 1999 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES (000)
AS OF JUNE 30, 1999

                                                                           -----------------------------------------------------
                                                                              SEI INSTITUTIONAL                 SEI INDEX FUNDS
                                                                            MANAGED TRUST HIGH YIELD              S&P 500 INDEX
                                                                                 BOND PORTFOLIO                      PORTFOLIO
                                                                           -----------------------------------------------------

ASSETS:
   Investments at value (cost $481,001 and
       $1,369,740 respectively)                                                     $463,003                        $2,527,370
   Accrued income                                                                      9,687                             2,287
   Investment Securities sold                                                             --                            13,783
   Capital shares sold                                                                    --                               221
   Income and other receivables                                                           35                               755
                                                                                ----------------------------------------------------
         Total assets                                                                472,725                         2,544,416
                                                                                ----------------------------------------------------
LIABILITIES:
   Income distributions payable                                                        3,541                                --
   Investment securities purchased                                                     5,211                             3,026
   Accrued expenses                                                                      373                               595
   Capital shares redeemed                                                                --                                13
   Other liabilities                                                                      63                               184
                                                                                ----------------------------------------------------
         Total liabilities                                                             9,188                             3,818
              Total net assets                                                       463,537                         2,540,598
                                                                                ----------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited authorization --
     no par value) based on 44,142,813 and 41,291,515
     outstanding shares of beneficial interest, respectively                         484,896                           705,867
   Portfolio Shares of Class A (unlimited authorization -- no par value) based on 0 and 17,940,377 outstanding shares of beneficial
     interest, respectively                                                               --                           543,686
   Undistributed net investment income                                                    --                             7,153
   Accumulated net realized gain (loss) on investments                                (3,361)                          126,262
   Net unrealized appreciation (depreciation) on investments                         (17,998)                        1,157,630
                                                                                ----------------------------------------------------
             Total Net Assets--100.0%                                                $463,537                       $2,540,598
                                                                                ====================================================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class I                                                              $  10.50                           $42.92
                                                                                ====================================================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class A                                                              $    --                            $42.82
                                                                                ====================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------
                                                                              83

--------------------------------------------------------------------------------
Notes


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